As Filed with the Securities and Exchange Commission on April 18, 2016

Registration Nos.:   333-194044; 811-08183

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 3     ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 46     ☒

(Check appropriate box or boxes)

VARIABLE ANNUITY-1 SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

(Name of Depositor)

489 Fifth Ave., 28th Floor New York, New York 10017

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 537-2033

Andra S. Bolotin

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company of New York

489 Fifth Ave., 28th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Ann B. Furman, Esq.

Carlton Fields Jorden Burt, P.A.

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on April 29, 2016 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM

An individual flexible premium variable annuity

Issued by

Great-West Life & Annuity Insurance Company of New York

Overview

This Prospectus describes the Schwab OneSource Choice Variable AnnuityTM (the “Contract”), an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company of New York (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in the state of New York.

The Contract may be owned by one or two individuals. A Contract may also be owned by a Grantor Trust that exists for one individual Grantor or two individual Grantors who are each other’s spouse.

When you contribute money to the Schwab OneSource Choice Variable Annuity, you decide how to allocate your money among the various investment options available through Variable Annuity-1 Series Account (the “Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to an optional Guaranteed Lifetime Withdrawal Benefit Rider). We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.

Investment Segment Portfolios:

AB VPS AB Growth Portfolio – Class A Shares (formerly AllianceBernstein VPS Growth Portfolio)

AB VPS AB Growth and Income Portfolio – Class A Shares (formerly AllianceBernstein VPS Growth & Income Portfolio)

AB VPS AB International Growth Portfolio – Class A Shares (formerly AllianceBernstein VPS International Growth Portfolio)*

AB VPS AB Real Estate Investment Portfolio – Class A Shares (formerly AllianceBernstein VPS Real Estate Investment Portfolio)

AB VPS AB Small/Mid Cap Value Portfolio – Class A Shares (formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)

Alger Capital Appreciation Portfolio – Class I-2 Shares

Alger Large Cap Growth Portfolio – Class I-2 Shares

Alger Mid Cap Growth Portfolio – Class I-2 Shares*

ALPS/Red Rocks Listed Private Equity Portfolio – Class I Shares

American Century Investments VP Balanced Fund – Class I Shares

American Century Investments VP Income & Growth Fund – Class I Shares

American Century Investments VP International Fund – Class I Shares

American Century Investments VP Mid Cap Value Fund – Class II Shares

American Century Investments VP Value Fund – Class I Shares

American Funds IS® New World Fund – Class 2 Shares

BlackRock Global Allocation V.I. Fund – Class I Shares

ClearBridge Variable Mid Cap Core Portfolio – Class I Shares

ClearBridge Variable Small Cap Growth Portfolio – Class I Shares

Columbia Variable Portfolio – Large Cap Growth Fund – Class 2 Shares

Columbia Variable Portfolio – Large Cap Growth Fund II (formerly Marsico 21st Century Fund) – Class 2 Shares*

Columbia Variable Portfolio – Seligman Global Technology Fund – Class 2 Shares

Columbia Variable Portfolio – Small Cap Value Fund – Class 2 Shares

The date of this Prospectus is May 1, 2016.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Delaware VIP Emerging Markets Series – Standard Class Shares

Delaware VIP Small Cap Value Series – Standard Class Shares

Delaware VIP Smid Cap Growth Series – Standard Class Shares

Deutsche Capital Growth VIP – Class A Shares (formerly DWS Capital Growth VIP)

Deutsche Core Equity VIP – Class A Shares (formerly DWS Core Equity VIP)

Deutsche Global Small Cap VIP – Class A Shares (formerly DWS Global Small Cap Growth VIP)

Deutsche Small Mid Cap Value VIP – Class A Shares (formerly DWS Small Mid Cap Value VIP)

Deutsche Small Mid Cap Growth VIP – Class A Shares (formerly DWS Small Mid Cap Growth VIP)

Deutsche Large Cap Value VIP – Class A Shares (formerly DWS Large Cap Value VIP)

Deutsche Small Cap Index VIP – Class A Shares (formerly DWS Small Cap Index VIP)

Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares

Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares

Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares

Federated Fund for U.S. Government Securities II

Franklin Small Cap Value VIP Fund – Class 2 Shares

Goldman Sachs Variable Insurance Trust Multi-Strategy Alternatives Portfolio – Service Shares

Great-West Goldman Sachs Mid Cap Value Fund – Initial Class Shares

Great-West Invesco Small Cap Value Fund – Initial Class Shares

Great-West Loomis Sayles Bond Fund – Initial Class Shares

Invesco V.I. Comstock Fund – Series I Shares

Invesco V.I. Growth and Income Fund – Series I Shares

Invesco V.I. High Yield Fund – Series I Shares

Invesco V.I. International Growth Fund – Series I Shares

Invesco V.I. Mid Cap Core Equity Fund – Series I Shares*

Invesco V.I. Small Cap Equity Fund – Series I Shares

Invesco V.I. Technology Fund – Series I Shares

Ivy Funds VIP International Core Equity Portfolio

Janus Aspen Balanced Portfolio – Service Shares

Janus Aspen Flexible Bond Portfolio – Service Shares

Janus Aspen Global Research Portfolio – Institutional Shares

Janus Aspen Global Technology Portfolio – Service Shares

JPMorgan Insurance Trust Intrepid MidCap Portfolio – Class 1 Shares

JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares

Lazard Retirement Emerging Markets Equity Series Portfolio – Service Shares

LVIP Baron Growth Opportunities Fund – Service Class Shares

MFS VIT II International Value Portfolio – Service Class Shares

MFS VIT Utilities Series – Service Class Shares

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio – Class S Shares

NVIT Mid Cap Index Fund – Class II Shares

Oppenheimer Global Fund/VA – Non Service Shares

Oppenheimer International Growth Fund/VA – Non Service Shares

Oppenheimer Main Street Small Cap Fund®/VA – Non Service Shares

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Administrative Class Shares

PIMCO VIT High Yield Portfolio – Administrative Class Shares

PIMCO VIT Low Duration Portfolio – Administrative Class Shares

PIMCO VIT Real Return Portfolio – Administrative Class Shares

PIMCO VIT Total Return Portfolio – Administrative Class Shares

Pioneer Fund VCT Portfolio – Class I Shares

Pioneer Mid Cap Value VCT Portfolio – Class II Shares*

Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares

Putnam VT American Government Income Fund – Class IB Shares

Putnam VT Equity Income Fund – Class IB Shares

Putnam VT Global Asset Allocation Fund – Class IA Shares

Putnam VT Global Health Care Fund – Class IB Shares*

Putnam VT Income Fund – Class IA Shares

Putnam VT International Equity Fund – Class IA Shares

Putnam VT International Value Fund – Class IA Shares

Putnam VT Investors Fund – Class IA Shares

Putnam VT Small Cap Value Fund – Class IA Shares

Schwab Government Money Market Portfolio (formerly Schwab Money Market Portfolio)

Schwab S&P 500 Index Portfolio

Sentinel Variable Products Bond Fund

Sentinel Variable Products Common Stock Fund

Sentinel Variable Products Small Company Fund

T. Rowe Price Health Sciences Portfolio II

Templeton Foreign VIP Fund – Class 2 Shares

Templeton Global Bond VIP Fund – Class 2 Shares

Touchstone VST Focused Fund (formerly Touchstone VST Mid Cap Growth Fund)

VanEck VIP Global Hard Assets Fund – Class S Shares

VanEck VIP Unconstrained Emerging Markets Bond Fund – Initial Class Shares

Wells Fargo VT Discovery Fund – Class 2 Shares

Wells Fargo VT Omega Growth Fund – Class 2 Shares

Wells Fargo VT Opportunity Fund – Class 2 Shares

Income Segment Covered Fund(s) (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider):

Great-West SecureFoundation® Balanced Fund – Class G Shares

* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Schwab OneSource Choice Variable Annuity, including a description of the material rights and obligations under the Contract. Your Contract, riders and any amendments and endorsements are the formal contractual agreement between you and us. It is important that you read the Contract, riders, amendments and endorsements, which reflect the agreement between you and Great-West. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits and charges.

You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated April 29, 2016 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. Or, you can obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.

The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.

For account information, please contact:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(800) 838-0650

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

This Contract is not available in all states.

Independent Registered Public Accounting Firm and Independent Auditors	52
Available Information	52
Appendix A - Condensed Financial Information	App A 1
Appendix B - Net Investment Factor	App A 3

Definitions

1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.

Accumulation Period – The time period between the Effective Date and the earlier of the Payout Election Date or the Annuity Commencement Date. During this period, you are contributing to the annuity.

Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.

Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.

Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. If you select a Joint Annuitant, “Annuitant” means the older Joint Annuitant or the sole surviving Joint Annuitant, unless otherwise stated. Joint Annuitants must be one another’s Spouse as of the Effective Date. If you name a Contingent Annuitant, the Annuitant will be considered the “Primary Annuitant.”

Annuity Account – An account we establish in your name that reflects all account activity under your Contract in both the Investment Segment and the Income Segment.

Schwab OneSource Choice Variable Annuity Structure

Your Total Annuity Account can be made up of both the Investment Segment and the Income Segment

Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.

Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur prior to or on the Annuitant’s 99th birthday.

Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Attained Age – During the Guaranteed Annual Withdrawal Phase, the age of the Covered Person (or the age of the younger Joint Covered Person) on the Ratchet Date.

Automatic Bank Draft Plan – A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the death benefit or elect to continue this Contract in force.

Benefit Base – For purposes of the GLWB Rider, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. Each Covered Fund will have its own Benefit Base.

Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.

Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.

Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and before annuity payouts have begun.

Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.

Contributions – Amounts of money you invest or deposit into your Annuity Account.

Covered Fund – Interests in Sub-Account(s) designated for the Income Segment.

•	Great-West SecureFoundation® Balanced Fund – Class G Shares
•	Any other Portfolio we approve for the GLWB

Covered Fund Value – The aggregate value of each Covered Fund.

Covered Person(s) – For purposes of the GLWB Rider, the person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract.

Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies, as applicable.

Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.

Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.

Effective Date – The date on which the first Contribution is credited to your Annuity Account.

Excess Withdrawal – An amount either distributed or transferred from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase that reduces your Benefit Base.

Guarantee Benefit Fee – The fee associated with the Income Segment and GLWB Rider. The Guarantee Benefit Fee also is sometimes referred to as the GLWB Rider Fee.

Guaranteed Annual Withdrawal (GAW) – For purposes of the GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).

Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW.

Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.

Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.

GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.

GLWB Rider – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment.

GLWB Rider Contributions – Owner directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. We reserve the right to stop accepting GLWB Rider Contributions at any time and will provide the Owner with a 30 day notice.

GLWB Rider Election Date – The Business Day on which the Owner or Beneficiary elects the GLWB option in the GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund(s). The GLWB Rider Election Date shall be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 85 years old.

GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive during which Installments will continue to be paid.

Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. All Grantors must be individuals.

Grantor Trust – A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date.

Income Segment – Assets allocated to the Sub-Account(s) associated with the optional GLWB Rider attached to the Contract.

Income Segment Account Value – The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account. The Income Segment Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.

Investment Segment – Assets allocated to the Sub-Accounts not associated with the optional GLWB Rider attached to the Contract.

Investment Segment Account Value – The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.

Initial Installment Date – The date of the first Installment under the GLWB, which must be a Business Day.

Installments – Periodic payments of the GAW.

Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.

Owner (Joint Owner) or You – The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Contract is intended to be held as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person or a Grantor Trust. In the event that the Owner is a Grantor Trust, all references to the life, age or death of the Owner shall pertain to the life, age or death of the

Grantor(s).

Qualified Annuity Contract – An annuity contract that is intended to qualify under Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.

Payout Election Date – The date on which annuity payouts or periodic withdrawals begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 99th birthday.

Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested.

Premium Tax – A tax that a state or other governmental authority charges may assess at the time you make a Contribution, make withdrawals, or when annuity payments begin. The Premium Tax rate in New York for annuities is 0%, given the total mix of Great-West’s business in New York.

Ratchet – For purposes of the GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.

Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. A Reset may also occur on the Ratchet Date during the GAW Phase. If any anniversary is a non-Business Day, the Ratchet Date shall be the preceding Business Day for that year.

Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed. A written Request shall be deemed to include electronic mail transmissions only if such transmissions include PDF or other facsimile transmissions clearly reproducing manual signatures.

Reset – An election made by the Covered Person during the GAW Phase in which the current GAW% and Benefit Base may be changed to the Covered Person’s Attained Age GAW% and Covered Fund Value on the Ratchet Date.

Series Account – Variable Annuity-1 Series Account, the segregated asset account established by Great-West under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.

Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.

Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.

Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer – Moving amounts from and among the Sub-Account(s).

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Deferred Sales Load	None
Surrender Fees	None
Maximum Transfer Charge	$25*

* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer charge after we notify you. See “Transfers” below.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Fee	None

Series Account Annual Expenses (as a percentage of average Annuity Account Value)
Mortality and Expense Risk Charges (based on Death Benefit Option selected)
Option 1: Return of Annuity Account Value	0.65%
Option 2: Guaranteed Minimum Death Benefit	0.85%
Maximum Total Series Account Annual Expenses (with the most expensive death benefit option and no optional GLWB Rider selected) as a percentage of average Annuity Account Value	0.85%

Optional GLWB Rider Fees Optional Guaranteed Lifetime Withdrawal Benefit Rider (with charges assessed quarterly, as a percentage of the current Covered Fund Value)
Guarantee Benefit Fee (maximum)	1.50%
Guarantee Benefit Fee (current)	1.00%

Maximum Total Series Account Annual Expenses (with the most expensive Death Benefit and GLWB Rider selected) as a percentage of average Annuity Account Value.	2.35%
Current Total Series Account Annual Expenses (with the most expensive Death Benefit and GLWB Rider selected) as a percentage of average Annuity Account Value.	1.85%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) [1]	0.24%	22.02%[2]

THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1 One Covered Fund (the Great-West SecureFoundation Balanced Fund - Class G) is a “funds of funds” that invests substantially all of its assets in shares of other series of Great-West Funds, Inc. (the “Underlying Portfolios”). Because of this, the Great-West SecureFoundation Balanced Fund - Class G also bears its pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West SecureFoundation Balanced Fund - Class G as a result of its investment in shares of one or more Underlying Portfolios.

2 The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolio’s prospectus.

Examples

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

Income Segment Example – Maximum Guarantee Benefit Fee. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$301.00	$967.00	$1,727.00	$4,111.00

Income Segment Example – Current Guarantee Benefit Fee. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$251.00	$811.00	$1,454.00	$3,501.00

Investment Segment Example. The Example below assumes that you invest $10,000 in the Investment Segment of the Contract (and nothing in the Income Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$2,287.00	$6,036.00	$9,026.00	$14,893.00

These Examples do not show the effect of Premium Taxes. Premium Taxes, if any, are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.

Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The Accumulation Unit values reflect the deduction of the Mortality and Expense Risk Charge, but not the Guarantee Benefit Fee, if applicable, which is deducted from Covered Fund Value. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

Summary

The Schwab OneSource Choice Variable Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

When you purchase the Contract, you have the option of allocating Contributions to the Sub-Accounts available in the Investment Segment (relating to the base Contract), to the Covered Fund(s) in the Income Segment (relating to the GLWB Rider), or both. If you exercise the Income Segment option, the GLWB Rider will provide you with a guaranteed lifetime withdrawal benefit, provided all conditions, described below, are met.

How to contact the Retirement Resource Operations Center:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(800) 838-0650

How to Invest

We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions to the Investment Segment can be made at any time before you begin receiving annuity payments.

The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to lower the minimum Contribution or accept larger maximum total Contributions. We also reserve the right to cease accepting Contributions at any time for any reason.

You may purchase the Schwab OneSource Choice Variable Annuity through an exchange of another insurance contract.

Sales and Surrender Charges.

There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Choice Variable Annuity.

Right of Cancellation Period

After you receive your Contract, you may examine it for 10 days during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. If you purchase the Contract as a replacement of an existing life insurance or annuity contract, your right of cancellation period will be extended to 60 days.

Payout Options

The Schwab OneSource Choice Variable Annuity offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.

Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below.

The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit option 2, this charge will be 0.85%.

This summary highlights some of the more significant aspects of the Schwab OneSource Choice Variable Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

Great-West Life & Annuity Insurance Company of New York

Great-West (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. We operate in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York and our Home Office is located at 489 Fifth Ave., 28th Floor, New York, New York 10017.

We are a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Financial is a subsidiary of Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

Effective December 31, 2005, First Great-West Life & Annuity Insurance Company (“First Great-West”), a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed to First

Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of First Great-West, including the Series Account, and it became directly liable for First Great-West’s liabilities and obligations, including those with respect to other variable annuity contracts supported by the Series Account. Effective September 24, 2012, First Great-West Life & Annuity Insurance Company was then renamed to Great-West Life & Annuity Insurance Company of New York.

Any payments we are required to make to you under the GLWB Rider will depend on our long-term ability to make such payments. We will make all payments under the GLWB Rider in the GLWB Settlement Phase from our general account, which is not insulated from the claims of our third party creditors. Therefore, your receipt of payments from us is subject to our financial strength and claims paying ability. The Covered Fund(s) do not make payments under the GLWB Rider.

The Series Account

The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

The Series Account was established in accordance with New York laws on January 15, 1997.

We own the assets of the Series Account. The income, gains, or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains, or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under the Contracts are, however, our general corporate obligations.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received, deductions, and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.

The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.

We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios

The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.

Each Portfolio:

•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.

The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios available under the Investment Segment are briefly described below followed by the investment objective of the Covered Fund available under the Income Segment:

The Alger Portfolios – advised by Fred Alger Management, Inc.

Alger Capital Appreciation Portfolio – Class I-2 Shares seeks long-term capital appreciation.

Alger Large Cap Growth Portfolio – Class I-2 Shares seeks long-term capital appreciation.

Alger Mid Cap Growth Portfolio – Class I-2 Shares* seeks long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. – advised by AllianceBernstein, L.P.

AB VPS AB Growth Portfolio – Class A Shares (formerly AllianceBernstein VPS Growth Portfolio) seeks to provide long-term growth of capital.

AB VPS AB Growth and Income Portfolio – Class A Shares (formerly AllianceBernstein VPS Growth & Income Portfolio) seeks to provide long-term growth of capital.

AB VPS AB International Growth Portfolio – Class A Shares* (formerly AllianceBernstein VPS International Growth Portfolio) seeks long-term growth of capital.

AB VPS AB Real Estate Investment Portfolio – Class A Shares (formerly AllianceBernstein VPS Real Estate Investment Portfolio) seeks total return from long-term growth of capital and income.

AB VPS AB Small/Mid Cap Value Portfolio – Class A Shares (formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio) seeks long-term growth of capital.

ALPS/ Red Rocks Listed Private Equity Portfolio – advised by ALPS Advisors, Inc.

ALPS/ Red Rocks Listed Private Equity Portfolio – Class I Shares seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.

American Century Investments Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.

American Century Investments VP Balanced Fund – Class I Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century Investments VP Income & Growth Fund – Class I Shares seeks capital growth by investing in common stocks.

American Century Investments VP International Fund – Class I Shares seeks capital growth.

American Century Investments VP Mid Cap Value Fund – Class II Shares seeks long-term capital growth. Income is a secondary objective.

American Century Investments VP Value Fund – Class I Shares seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series – advised by Capital Research and Management Company, Los Angeles, California.

American Funds IS® New World Fund – Class 2 Shares seeks long term capital appreciation.

BlackRock Variable Series Funds, Inc. – advised by BlackRock Advisors, LLC.

BlackRock Global Allocation V.I. Fund – Class I Shares seeks high total investment return.

ClearBridge Investments – advised by Legg Mason Partners Fund Advisor, LLC.

ClearBridge Variable Mid Cap Core Portfolio – Class I Shares seeks long-term capital appreciation through a disciplined, consistent and transparent investment process.

ClearBridge Variable Small Cap Growth Portfolio – Class I Shares seeks long-term growth of capital.

Columbia Funds – advised by Columbia Management Investment Advisors, LLC.

Columbia Variable Portfolio – Large Cap Growth Fund – Class 2 Shares seeks long-term growth of capital.

Columbia Variable Portfolio – Large Cap Growth Portfolio II (formerly Marsico 21st Century Fund) – Class 2 Shares* seeks long term growth of capital.

Columbia Variable Portfolio – Seligman Global Technology Fund – Class 2 Shares seeks long-term capital appreciation.

Columbia Variable Portfolio – Small Cap Value Fund – Class 2 Shares seeks long term capital appreciation.

Delaware VIP Trust – managed by Delaware Management Company.

Delaware VIP Emerging Markets Series – Standard Class Shares seeks long-term capital appreciation.

Delaware VIP Small Cap Value Series – Standard Class Shares seeks capital appreciation.

Delaware VIP Smid Cap Growth Series – Standard Class Shares seeks long-term capital appreciation.

Deutsche Variable Series I – advised by Deutsche Investment Management Americas, Inc.

Deutsche Capital Growth VIP – Class A Shares seeks to provide long-term growth of capital.

Deutsche Core Equity VIP – Class A Shares seeks growth of capital and income.

Deutsche Global Small Cap VIP – Class A Shares seeks above-average capital appreciation over the long term.

Deutsche Variable Series II – advised by Deutsche Investment Management Americas, Inc.

Deutsche Small Mid Cap Growth VIP – Class A Shares seeks long-term capital appreciation.

Deutsche Small Mid Cap Value VIP – Class A Shares seeks long-term capital appreciation.

Deutsche Large Cap Value VIP – Class A Shares seeks to achieve a high rate of total return.

Deutsche Investments VIT Funds – advised by Deutsche Investment Management, Inc.

Deutsche Small Cap Index VIP – Class A Shares seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stock of small U.S. companies.

Dreyfus Investment Portfolios – advised by The Dreyfus Corporation.

Dreyfus Investment Portfolios MidCap Stock Portfolio – Initial Shares seeks investment returns that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index.

Dreyfus Variable Investment Fund – advised by The Dreyfus Corporation.

Dreyfus Variable Investment Fund Appreciation Portfolio – Initial Shares seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

Dreyfus Variable Investment Fund Growth and Income Portfolio – Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.

Federated Insurance Series – advised by Federated Investment Management Company.

Federated Fund for U.S. Government Securities II seeks to provide current income.

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value VIP Fund – Class 2 Shares seeks long-term total return. Advised by Franklin Advisory Services, LLC.

Templeton Foreign VIP Fund – Class 2 Shares seeks long-term capital growth. Advised by Templeton Investment Counsel, LLC.

Templeton Global Bond VIP Fund – Class 2 Shares seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Advised by Franklin Advisers, Inc.

Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Service Shares seeks long-term growth of capital.

Great-West Funds, Inc. – advised by Great-West Capital Management, LLC of Greenwood Village, Colorado.

Great-West Goldman Sachs Mid Cap Value Fund – Initial Class Shares seeks long-term growth of capital.

Great-West Invesco Small Cap Value Fund – Initial Class Shares seeks long-term growth of capital.

Great-West Loomis Sayles Bond Fund – Initial Class Shares seeks long-term capital growth.

Invesco Variable Insurance Funds – advised by Invesco Advisers, Inc.

Invesco V.I. Comstock Fund – Series I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Invesco V.I. Growth and Income Fund – Series I Shares seeks long-term growth of capital and income.

Invesco V.I. High Yield Fund – Series I Shares seeks current income and, secondarily, capital appreciation.

Invesco V.I. International Growth Fund – Series I Shares seeks long-term growth of capital.

Invesco V.I. Mid Cap Core Equity Fund – Series I Shares* seeks long-term growth of capital.

Invesco V.I. Small Cap Equity Fund – Series I Shares seeks long-term growth of capital.

Invesco V.I. Technology Fund – Series I Shares seeks long-term growth of capital.

Ivy Funds – advised by Waddell & Reed Investment Management Company.

Ivy Funds VIP International Core Equity Portfolio seeks to provide capital growth and appreciation.

Janus Aspen Series – advised by Janus Capital Management LLC.

Janus Aspen Balanced Portfolio – Service Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Flexible Bond Portfolio – Service Shares seeks to obtain maximum total return, consistent with preservation of capital.

Janus Aspen Global Research Portfolio – Institutional Shares seeks long-term growth of capital.

Janus Aspen Global Technology Portfolio – Service Shares seeks long-term growth of capital.

JPMorgan Insurance Trust – advised by advised by J.P. Morgan Investment Management Inc.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio – Class 1 Shares seeks capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1 Shares seeks capital growth over the long term.

Lazard Retirement Series – advised by Lazard Asset Management, LLC.

Lazard Retirement Emerging Markets Equity Series Portfolio – Service Shares seeks long term capital appreciation.

Lincoln Variable Insurance Products Trust – advised by Lincoln Investment Advisors Corporation.

LVIP Baron Growth Opportunities Fund – Service Class Shares seeks capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.

MFS® Variable Insurance Trust – advised by Massachusetts Financial Services Company.

MFS® VIT Utilities Series – Service Class Shares seeks total return.

MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company.

MFS® VIT II International Value Portfolio – Service Class Shares seeks capital appreciation.

Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Management LLC.

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio – Class S Shares seeks growth of capital.

Nationwide Variable Insurance Trust – advised by Nationwide Fund Advisors.

NVIT Mid Cap Index Fund – Class II Shares seeks capital appreciation.

Oppenheimer Variable Account Funds – advised by OFI Global Asset Management, Inc.

Oppenheimer Global Fund/VA – Non-Service Shares seeks capital appreciation.

Oppenheimer International Growth Fund/VA – Non-Service Shares seeks capital appreciation.

Oppenheimer Main Street Small Cap Fund®/VA – Non-Service Shares seeks capital appreciation.

PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC.

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Administrative Class Shares seeks maximum real return, consistent with prudent investment management.

PIMCO VIT High Yield Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Low Duration Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Real Return Portfolio – Administrative Class Shares seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO VIT Total Return Portfolio – Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust – advised by Pioneer Investment Management, Inc.

Pioneer Fund VCT Portfolio – Class I Shares seeks reasonable income and capital growth.

Pioneer Mid Cap Value VCT Portfolio – Class II Shares* seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares seeks growth of capital.

Putnam Variable Trust – advised by Putnam Investment Management, LLC.

Putnam VT American Government Income Fund – Class IB Shares seeks high current income with preservation of capital as its secondary objective.

Putnam VT Equity Income Fund – Class IB Shares seeks capital growth and current income.

Putnam VT Global Asset Allocation Fund – Class IA Shares seeks long-term return consistent with preservation of capital.

Putnam VT Global Health Care Fund – Class IB Shares* seeks capital appreciation.

Putnam VT Income Fund – Class IA Shares seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.

Putnam VT International Equity Fund – Class IA Shares seeks capital appreciation.

Putnam VT International Value Fund – Class IA Shares seeks capital growth. Current income is a secondary objective.

Putnam VT Investors Fund – Class IA Shares seeks long-term growth of capital and any increased income that results from this growth.

Putnam VT Small Cap Value Fund – Class IA Shares seeks capital appreciation.

Schwab Annuity Portfolios – advised by Charles Schwab Investment Management, Inc.

Schwab Government Money Market Portfolio (formerly Schwab Money Market Portfolio) seeks the highest current income consistent with stability of capital and liquidity by investing in high-quality short-term money market investments issued by U.S. and foreign issuers. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

Sentinel Variable Products Trust – advised by Sentinel Asset Management, Inc.

Sentinel Variable Products Bond Fund seeks high current income while seeking to control risk

Sentinel Variable Products Common Stock Fund seeks a combination of growth of capital, current income, growth of income and relatively low risk as compared with the stock market as a whole.

Sentinel Variable Products Small Company Fund seeks growth of capital.

T. Rowe Price Variable Insurance Portfolio – advised by T. Rowe Price Associates, Inc.

T. Rowe Price Health Sciences Portfolio II seeks long-term capital appreciation.

Touchstone Variable Series Trust – advised by Touchstone Advisors, Inc.

Touchstone VST Focused Fund (formerly Touchstone VST Mid Cap Growth Fund) seeks to increase the value of portfolio shares as a primary goal and to earn income as a secondary goal.

VanEck VIP Trust – advised by Van Eck Associates Corporation.

VanEck VIP Global Hard Assets Fund – Class S Shares seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VanEck VIP Unconstrained Emerging Markets Bond Fund – Initial Class Shares seeks high total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Wells Fargo Advantage Funds – advised by Wells Fargo Funds Management, LLC.

Wells Fargo VT Discovery Fund – Class 2 Shares seeks long-term capital appreciation.

Wells Fargo VT Omega Growth Fund – Class 2 Shares seeks long-term capital appreciation.

Wells Fargo VT Opportunity Fund – Class 2 Shares seeks long-term capital appreciation.

* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

The investment objectives of the Covered Fund available under the Income Segment are briefly described below and discussed in more detail below under “Guaranteed Lifetime Withdrawal Benefit.”

Great-West Funds, Inc. – advised by Great-West Capital Management, LLC.

Great-West SecureFoundation® Balanced Fund – Class G Shares seeks long-term capital appreciation and income.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit https://schwab.retirementpartner.com.

You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution of Sub-Accounts

Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company.

Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Distribution of the Contracts,” below. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.

Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.

Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions

The first step to purchasing the Schwab OneSource Choice Variable Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account or by other methods approved by Great-West. You also may purchase the Contract through an exchange provided that the contract you are exchanging for the Schwab OneSource Choice Variable Annuity has a cash value of at least $5,000.

The Contract application and any initial Contributions made by check will be processed by the Retirement Resource Operations Center.

If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period

During the ten day right of cancellation period, you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 60 days from the date you received it. If you exercise your right of cancellation, you must return the Contract to the Retirement Resource Operations Center or an agent of Great-West. Contracts returned during the right of cancellation period will be void from the start.

Initial Contributions will be allocated to the Sub-Accounts you select in your application. If you exercise your right to cancel, we will refund your Annuity Account Value plus any charges and fees as of the Transaction Date the Request for cancellation is received. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the risk until we receive your Contract and Request for cancellation.

Subsequent Contributions

Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Segment at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or, $100 if made via an Automatic Bank Draft Plan, if available. Total Contributions may exceed $1,000,000 only with our prior approval.

You can make subsequent Contributions by check, Automatic Bank Draft Plan, if available, transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.

We will allocate the subsequent Contributions to the Sub-Accounts selected by you and in the proportion Requested by you. If there are no accompanying instructions, Sub-Account allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value

Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.

Each Sub-Account’s value prior to the Payout Election Date is equal to:

•    net Contributions allocated to the corresponding Sub-Account,

•    plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,

•    minus the daily mortality and expense risk charge and

•    minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges. The Guarantee Benefit Fee is deducted from Covered Fund Value by means of the cancellation of Accumulation Units and is not part of the Accumulation Unit value calculations.

Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is the same for the Investment Segment and Income Segment, as discussed in Appendix B.

Transfers

While your Contract is in force, and subject to the terms of the GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center or through the Internet at https://schwab.retirementpartner.com. Incoming Transfers to closed Sub-Accounts are not permitted; Transfers are permitted after Annuity Payouts from the Investment Segment have begun.

Your Request must specify:

•    the amounts being Transferred,

•    the Sub-Account(s) from which the Transfer is to be made, and

•    the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for

Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity by anyone. Market timing activity may dilute the interests of contract owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.

If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).

For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Sub-Account in the Investment Segment to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from a Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the

Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

How dollar cost averaging works:

Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83

            Average market value per unit $18.06

            Investor’s average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value to maintain your desired Sub-Account allocation. The Income Segment Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds and 10% to Sub-Accounts that invest in cash equivalents as in this pie chart:

Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:

Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocation would be reallocated back to 60% in Sub-Accounts that invest in stocks; 30% in Sub-Accounts that invest in bonds; 10% in Sub-Accounts that invest in cash equivalents.

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

•    Your entire Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).

•    You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.

•    You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request form to the Retirement Resource Operations Center or via the Internet at https://schwab.retirementpartner.com; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made from the Investment Segment after the Annuity Commencement Date. If you surrender your Contract, the GLWB Rider, if elected, will terminate.

If you Request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.

Numerical Example

Sum of Contract and GLWB Rider (if applicable) Contributions = $50,000

Annuity Account Value = $40,000

Withdrawal amount = $4,000

New Annuity Account Value = $36,000

Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90

Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)

Partial withdrawals are unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. If you elect the GLWB Rider, withdrawals from the Income Segment significantly could reduce, or even eliminate, the value of the GLWB. Before you decide to take a partial withdrawal from the Income Segment, you should carefully consider the terms and conditions of the GLWB and the impact of any withdrawal on your Benefit Base. If you do not specify from which Sub-Accounts to take the withdrawal, we will take it from all of your Sub-Accounts in the Investment Segment in proportion to the Annuity Account Value you have in each Sub-Account of the Investment Segment. The minimum partial withdrawal is $500.

The following terms apply to withdrawals:

•     Partial withdrawals or surrenders from the Investment Segment are not permitted after the Annuity Commencement Date;

•     If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days;

•     A partial withdrawal or a surrender will be effective upon the Transaction Date.

Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.

We may also delay payment for any of the following reasons:

(a)   any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;

(b)   any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or

(c)   any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value and Benefit Base are reduced to zero, all your rights under the Contract and GLWB Rider will terminate.

Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.

Tax Consequences of Withdrawals

Withdrawals made for any purpose may be taxable—including Guaranteed Lifetime Withdrawal Benefits.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2 the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.

Telephone and Internet Transactions

You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:

•    requiring some form of personal identification prior to acting on instructions;

•    providing written confirmation of the transaction; and/or

•    tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawals in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.

Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer.

Option 1 — The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.

The Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued in order for you to select Option 1. Your Mortality and Expense Risk Charge under Option 1 is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions.

Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:

•    the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

•    the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the Request for payment is received, less the proportionate impact of any distributions, partial or periodic withdrawals and Premium Tax, if any.

The Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued in order for you to select Option 2. Your Mortality and Expense Risk Charge under Option 2 is 0.85% of the average daily value of the Sub-Accounts to which you have allocated Contributions.

For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit Option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). If you have selected Death Benefit Option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).

The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB Rider may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout Request is processed, the Annuity Account Value will be transferred to the Schwab Government Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

•    payout in a single sum, or

•    payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary

You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.

If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:

•    such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and

•    such distributions begin not later than one year after the Owner’s date of death.

If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.

A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

Distribution of Death Benefit

Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:

(1) If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Sub-Account;

(2) If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.

The Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit.

If a Joint Annuitant is named, any reference below to death of the Annuitant means the death of the last surviving Joint Annuitant and the rules below regarding “Death of Owner Who is Not the Annuitant” will apply upon the death of the Owner rather than the rules below regarding the “Death of Owner Who Is the Annuitant.”

Death of Annuitant Who is Not the Owner of the Contract

Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, no Death Benefit will be payable and the Owner (or the Grantor, if the Owner is a Grantor Trust) will become the Annuitant unless a Contingent Annuitant has previously been designated. The Owner may designate a new Annuitant, however, at any time, as provided in the Contract.

If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.

Death of Owner Who Is Not the Annuitant

If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

Death of Owner Who Is the Annuitant

If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

If Owner/Annuitant Dies After Annuity Commencement Date

If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.

Contingent Annuitant

While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. Please note you are not required to designate a Contingent Annuitant.

Deferred Payment

If payment of the death benefit is deferred due to an action to recover the proceeds as defined in New York Insurance law section 3214, interest on the death benefit proceeds will be paid from the date of death of the Annuitant at the rate currently paid by Great-West on proceeds left on deposit under the interest settlement option.

Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)

If you have selected Death Benefit Option 2, you should be aware that distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.

Numerical Example

Sum of Contract and GLWB Rider Contributions = $50,000

Annuity Account Value = $40,000

Withdrawal amount = $4,000

New Annuity Account Value = $36,000

Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90

Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)

The Benefit Base has no value and will not affect the Death Benefit.

Ownership and Assignment

The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. Unless otherwise required by the state in which the Contract is issued, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the Request is processed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. A change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See “Termination of the GLWB Rider” below. You should discuss with a competent tax advisor how changes in ownership would impact your benefits under the Contract.

Grantor Trust Owned Annuity

We will issue the Contract to Grantor Trusts. We will allow a Grantor Trust to be the Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date. When the Contract is issued, a Grantor of the trust must be an Annuitant, and the Grantor’s spouse may be named as a Joint Annuitant. The Annuitant(s) may not be changed. Contracts owned by a Grantor Trust are not considered owned by a non-natural person and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth IRA annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or a Roth IRA annuity under Section 408A of the Code. Grantor Trust owned Contracts receive tax deferral in accordance with the Code. Upon the death of the Grantor(s), the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract.

Joint Annuitants

If the Contract is a Non-Qualified Annuity Contract, you are permitted to name a Joint Annuitant. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date. Joint Annuitants must be one another’s Spouse as of the Effective Date.

Charges and Deductions

No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

•    Premium Tax, if applicable; and/or

•    Charges against your Annuity Account Value for our assumption of mortality and expense risks; and/or

•    Guarantee Benefit Fee, if applicable.

Mortality and Expense Risk Charge

The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

To compensate us for assuming these risks, we deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include any profits from this charge.

Expenses of the Portfolios

The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. These fees and expenses are described in the prospectuses for the respective Portfolios. You bear these costs indirectly when you allocate to a Sub-Account.

Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation received by us for administrative services and received by GWFS for distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.

Premium Tax

We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, due to our total mix of business, our Premium Tax rate in New York for annuities is 0%. In the future, if we are required to pay Premium Taxes, we will deduct the charges for the Premium Taxes we incur with respect to your Contributions from amounts withdrawn or from annuity payments. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes

Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options

During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts. The Annuity Commencement Date may not be earlier than 13 months after the Effective Date of the Contract.

Periodic Withdrawals

You may Request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.

In Requesting periodic withdrawals, you must elect:

•    The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;

•    A minimum withdrawal amount of at least $100;

•    The calendar day of the month on which withdrawals will begin;

•    One of the periodic withdrawal payout options discussed below — you may change the withdrawal option and/or the frequency once each calendar year; and

•    The type of allocation of withdrawals from the Investment Segment Sub-Accounts

o	Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or
o	Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.

While periodic withdrawals are being received:

•    You may continue to exercise all contractual rights.

•    You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.

•    Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:

•    The amount elected to be paid under the option selected has been reduced to zero.

•    The Investment Segment Account Value is zero.

•    You Request that withdrawals stop.

•    You purchase an annuity payout option.

•    The Owner dies.

We may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.

If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months) — You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose. The amount paid will also vary as a result of investment performance.

Income of a specified amount (at least 36 months) — You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. The duration may also vary as a result of investment performance.

Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

Annuity Payouts From the Investment Segment

You can choose the date that you wish annuity payouts from the Investment Segment to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not take annuity payouts from the Investment Segment, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.

The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.

Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.

Any other form of variable annuity payout that is acceptable to Great-West.

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts, but you may continue to Transfer among and between Sub-Accounts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout

The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest us from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. The interest rate used will be 3%.

Annuity Units

We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the First Payout

Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts or Annuity Account, if applicable. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.

Transfers After the Variable Annuity Commencement Date

Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions (Investment Segment Only)

Once payouts start from the Investment Segment under the annuity payout option you select:

•    no changes can be made in the payout option;

•    no additional Contributions to the Investment Segment will be accepted under the Contract; and

•    no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of the GLWB Rider, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If on the Annuity Commencement Date we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below.

Guaranteed Lifetime Withdrawal Benefit

When you purchase the Contract, you have the option of allocating Contributions under the GLWB Rider to a Covered Fund(s) in the Income Segment. If you exercise this option, the GLWB will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met.

GLWB Accumulation Phase

The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions to the Covered Fund(s) on any Business Day as long as you are younger than age 85 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.

Guarantee Benefit Fee

The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund(s) Value no later than the 10th Business Day of the month following the calendar quarter end by means of the cancellation of Accumulation Units. The Guarantee Benefit Fee will be calculated based on your Covered Fund(s) Value, subject to the Benefit Base cap, as of the date of the deduction. The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon thirty (30) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.

The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee is 1.00% of the Covered Fund(s) Value held in the Income Segment. We reserve the right to change the frequency and amount of the Guarantee Benefit Fee for any reason, including, but not limited to, current market conditions, Owner demand, and changes in the design, upon thirty (30) days prior written notice to you. However, the Guarantee Benefit Fee will never be less than 0.70% or greater than 1.50% of your Income Segment Covered Fund(s) Value. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, interest rates, volatility, investment returns, expenses, mortality, and lapse rates. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We reserve the right to change the Guarantee Benefit Fee at our discretion and for any reason, whether or not these experience factors change (although we will never increase the fee above the maximum or decrease the fee below the minimum). We do not need any particular event to occur before we may change the Guarantee Benefit Fee.

Unless otherwise stated, any change to the fee will affect all assets in the Covered Fund(s) in the Income Segment.

If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.

The Covered Fund(s)

The GLWB Rider provides protection relating to your Covered Funds by ensuring that, regardless of how your Covered Fund(s) actually performs or the actual Covered Fund Value when you begin your GAWs for retirement or other purposes, you will receive predictable income payments for as long as you live so long as specified conditions are met.

The Covered Fund(s) may be managed in a more conservative fashion than other Portfolios available to you, which may reduce overall volatility in investment performance, may reduce investment returns and may reduce the likelihood that we will be required to make payments under the GLWB Rider. The reduction in volatility permits us to more effectively provide the guarantees under the Rider. If you do not purchase the GLWB Rider, it is possible that you may invest in other Portfolios that experience higher growth or lower losses, depending on the market, than the Covered Fund(s)’ experience. It is impossible to know how various investments will fare on a comparative basis.

We may, without your consent, offer new Covered Fund(s) or cease offering Covered Fund(s). We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under the GLWB Rider, or otherwise. If such a change is required, we will notify you in writing prior to the effective date of such change (generally 90 calendar days unless we are required to give less notice) to allow you to reallocate your Covered Fund Value to maintain your GLWB Rider benefits. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under the Rider unless and until you Transfer assets out of the Covered Fund or terminate your Contract, in which case your GLWB Rider will terminate. If you are if investing via an Automatic Bank Draft Plan to the closing Covered Fund or utilizing an automatic custom transfer feature such as Dollar Cost Averaging involving the closing Covered Fund, you should contact an annuity account representative to make alternate arrangements.

Covered Fund Value

Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your the Covered Fund Value as of the date the fee is deducted each quarter.

The Benefit Base

The Benefit Base is separate from your Covered Fund(s) Value. It is not a cash value. Rather, your Benefit Base is used to calculate Installment Payments during the GAW Phase and the Settlement Phase. Your Benefit Base and your Covered Fund(s) Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund(s) in the Income Segment on the GLWB Rider Election Date.

Each Covered Fund will have its own Benefit Base. A Covered Fund Benefit Base cannot be transferred to another Covered Fund unless we require a Transfer as a result of the Covered Fund being eliminated or liquidated.

•    We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund(s).

•    We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal.

•    On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance.)

A few things to keep in mind regarding the Benefit Base:

•    The Benefit Base is used only for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value.

•    It is important that you do not confuse your Benefit Base with the Covered Fund(s) Value.

•    During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.

Subsequent Contributions to Your Covered Fund(s)

During the GLWB Accumulation Phase and the GAW Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. Any subsequent GLWB Rider Contribution is subject to any minimum investment or Transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.

All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund(s) Value.

We reserve the right to reject additional GLWB Rider Contributions at any time and for any reason. Great-West will provide you with 30 days prior written notice if it determines not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.

Annual Adjustments to Your Benefit Base

During the Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:

•    your current Benefit Base; or

•    your current Covered Fund(s) Value.

It is important to be aware that even though your Covered Fund(s) Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund(s) Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.

It is important to note that annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.

Benefit Base Cap

The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund(s) Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund(s) Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund(s) Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.

Excess Withdrawals

The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund(s) Value will be categorized as Excess Withdrawals.

You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.

You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund(s) Value during the GLWB Accumulation Phase, as this may affect your future benefits under the GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund(s) Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund(s) Value immediately after the Excess Withdrawal to the Covered Fund(s) Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.

Types of Excess Withdrawals

A Distribution or Transfer during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund(s) Value. A Distribution occurs when money is paid to you. A Transfer is the movement of money from one Covered Fund to any other Sub-Account, including another Covered Fund. If you Transfer any amount out of a Covered Fund, then you will be prohibited from making any Transfers into the same Covered Fund for at least ninety (90) calendar days.

Numerical Example

Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:

Covered Fund Value before the Excess Withdrawal adjustment = $50,000

Benefit Base = $100,000

Excess Withdrawal amount: $10,000

Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000

Covered Fund Value adjustment = $40,000/$50,000 = 0.80

Adjusted Benefit Base = $100,000 x 0.80 = $80,000

Fees Associated with the Covered Fund(s).

Neither the Guarantee Benefit Fee nor the mortality and expense charge shall be treated as an Excess Withdrawal.

Treatment of a Distribution During the GLWB Accumulation Phase.

At the time of any partial or periodic Distribution, if the Covered Person is 59  1⁄2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund(s) Value and your Benefit Base (as described above).

If the Covered Person is not yet 59  1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.

Any Distribution made during the Accumulation Phase to satisfy any contribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.

Death During the GLWB Accumulation Phase

If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund(s) Value shall be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).

If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary shall become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.

A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Sub-Account, or any other fund as approved by Great-West and distributed to the non-Spouse Beneficiary.

GAW Phase

The GAW Phase begins when you elect to receive GAWs under the GLWB Rider. The GAW Phase continues until the Covered Fund(s) Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1⁄2.

To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1⁄2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to establish the GAW%, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund(s) Value after the Excess Withdrawal to the previous Covered Fund(s) Value.

Because the GAW Phase cannot begin until all Covered Persons under the GLWB Rider attain age 59 1⁄2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund(s) Value and Benefit Base. See “GLWB Accumulation Phase” above. If the Annuity Account is not held jointly, the Owner’s Spouse must be the sole Beneficiary. Installments will not begin until such change is made.

Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.

Calculation of Guaranteed Annual Withdrawals

It is important that you understand how the GAW is calculated because it will affect the benefits you receive under the GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.

To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.

During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.

We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a Reset of the GAW%. See “Optional Reset of the GAW% During the GAW Phase” below.

It is important to note that Installments during the GAW Phase will reduce your Covered Fund(s) Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.

Calculation of Installment Amount

The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person.

The GAW% for a single Covered Person is based on the following table:

Guaranteed Withdrawal Percentage for a Single Covered Person:

Age	GAW%
59.5 – 64	4.00%
65 – 69	5.00%
70 – 79	6.00%
80+	7.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Guaranteed Annual Withdrawal Percentage for Joint Covered Persons:

Age of the Younger Covered Person	GAW%
59.5 – 64	3.50%
65 – 69	4.50%
70 – 79	5.50%
80+	6.50%

To calculate the GAW, we multiply the Benefit Base by the GAW%, calculated based on the tables above, on the Initial Installment Date. The amount of the Installment equals the GAW divided by the number of payments per year under the elected Installment Frequency Option, as described below.

Numerical Examples of the Guaranteed Annual Withdrawal

Scenario #1: 72 Year Old Single Covered Person

Benefit Base = $80,000

Single GAW% = 6.00%

GAW = $4,800 ($80,000 x 6.00%)

Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse

Benefit Base = $80,000

Joint GAW% = 3.50% (for 63 year old)

GAW = $2,800 ($80,000 x 3.50%)

Scenario #3: 60 Year Old Single Covered Person

Benefit Base = $80,000

Single GAW% = 4.00%

GAW = $3,200 ($80,000 x 4.00%)

Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse

Benefit Base = $80,000

Joint GAW% = 4.50% (for a 65 year old)

GAW = $3,600 ($80,000 x 4.50%)

Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund(s) Value on a dollar-for-dollar basis.

Installment Frequency Options

Your Installment Frequency Options are as follows:

(a)   Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.

(b)  Semi-Annual – half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.

(c)  Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.

(d)  Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.

You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.

Great-West may allow Installments that in total over the year are less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future GAW amounts.

Lump Sum Distribution Option

At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.

Numerical Example of Lump Sum Distribution

Assume the following:

GAW = $4,800 with a monthly distribution of $400

Three monthly Installments have been made (3 x $400 = $1,200)

Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600

So, a Lump Sum Distribution of $3,600 may be taken.

Suspending and Re-Commencing Installments After a Lump Sum Distribution

It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” below.

After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.

You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to making any withdrawals.

Ratchet to Benefit Base During the GAW Phase

Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.

On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:

(a) the current Benefit Base; or

(b) the current Covered Fund Value.

GAWs will adjust annually on the Ratchet Date based on the new Benefit Base.

Optional Reset of the GAW% During the GAW Phase

Annually, you may Request a Reset of the GAW% within thirty (30) calendar days prior to the Ratchet Date. If requested, the Company shall multiply the Covered Fund Value as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. If so, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If it does not, the Reset will not take effect but a Ratchet may still occur. If the Reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to Reset.

Example:	If	(Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) is greater than (Current GAW%) x (Current Benefit Base)

	Then	(Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)

Numerical Example When Reset is Beneficial:

Age at Initial Installment Date = 60

Attained Age = 70

Covered Fund Value = $120,000

Current Benefit Base = $125,000

Current GAW% before Ratchet Date = 4%

Attained Age GAW% after Ratchet Date = 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000

(Attained Age GAW%) x (Covered Fund Value) = 6% x $120,000 = $7,200

So	New GAW is $7,200
New Benefit Base is $120,000
New GAW% of 6% will take effect.

Numerical Example When Reset is NOT Beneficial:

Age at Initial Installment Date = 60

Attained Age = 70

Covered Fund Value = $75,000

Current Benefit Base = $125,000

Current GAW% before Ratchet = 4%

Attained Age GAW% after Ratchet Date = 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000

(Attained age withdrawal %) x (Covered Fund Value) = 6% x $75,000 = $4,500

So Because $4,500 is less than current GAW of $5,000, no Reset of the GAW% will take effect.

Additional GLWB Rider Contributions During the GAW Phase

Additional GLWB Rider Contributions made after the Initial Installment Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made and will increase the GAW amount for the current year.

To calculate the new GAW amount, we multiply the new Benefit Base by the current GAW%.

In addition, the amount of your next Installment payment will be equal to the new GAW amount divided by the number of payments per year under your elected Installment Frequency Option (assuming no Ratchet, Reset or Excess Withdrawal occurs before the next Installment payment).

Payments on Death During GAW Phase

If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts

If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Sub-Account, or any other fund as approved by Great-West, and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.

If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts

Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable state law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund(s) Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund(s) Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.

To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.

Any election made by the Beneficiary pursuant to this section is irrevocable.

If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts

If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value shall be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.

If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts

Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.

To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Effect of Excess Withdrawals During the GAW Phase

After the Initial Installment Date, the portion of Distributions or Transfers that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund(s) Value (after the Excess Withdrawal) to the previous Covered Fund(s) Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.

If an Owner Requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.

Numerical Example:

Covered Fund Value before GAW =	$55,500

Benefit Base =	$100,000

GAW % =	5.5%

GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal:	$10,500

Excess Withdrawal =	$10,500 – $5,500 = $5,000

Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000

Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000

Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90

Adjusted Benefit Base =	$100,000 x 0.90 = $90,000

Adjusted GAW Amount =	$90,000 x 5.5% = $4,950

(Assuming no GAW increase on succeeding Ratchet Date)

GLWB Settlement Phase

The GLWB Settlement Phase begins when the Covered Fund(s) Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, certain other fees (e.g., Mortality and Expense fees, advisory fees or asset management fees), and/or GAWs, but the Benefit Base is still positive.

When the GLWB Settlement Phase begins, if the remaining Covered Fund(s) Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the Settlement Phase.

Distributions and Transfers are not permitted during the Settlement Phase.

During the Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the Settlement Phase, the Rider will terminate and no Installments will be paid to the Beneficiary.

Divorce and the Income Segment

Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts

If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.

If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.

If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner(s) may request that the Contract be reissued as one new Contract with one of the former Spouses as sole Owner and Covered Person, or as two new Contracts, each with one of the former Spouses as Owner and Covered Person. Otherwise the Contract and GLWB Rider will be terminated. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the share of the Covered Fund Value allocated to the former Spouse as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of reissuance.

Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts

Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.

If the Alternate Payee named in the Decree is the Owner’s Spouse during the Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree In either situation, the Alternate Payee’s Election Date shall be the date the Annuity Account is established.

To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.

Any election made by the Alternate Payee pursuant to this section is irrevocable.

Divorce During the GAW Phase – Non-Qualified Annuity Contracts

If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.

Pursuant to the agreement or decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become and Owner and receive his or her proportional GAWs.

Pursuant to the agreement or decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the joint Covered Persons GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.

In the alternative, the former Spouse may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.

To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Any election made by the former Spouse pursuant to this section is irrevocable.

Divorce During the GAW Phase – Qualified Annuity Contracts

Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.

Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.

Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.

In the alternative, the Alternate Payee may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.

To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.

Any election made by the Alternate Payee pursuant to this section is irrevocable.

Divorce During the GLWB Settlement Phase

If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce decree. Installments will continue pursuant to the lives of each payee.

Termination of the GLWB Rider

The GLWB Rider will terminate upon the earliest of:

(a)  the date of death of the Owner if there is no surviving Covered Person;

(b)  the date there is no longer a Covered Person under the GLWB Rider;

(c)  the date the Contract is terminated;

(d)  the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;

(e)  the Annuity Commencement Date, if no Installments have been taken;

(f)   when the Guarantee Benefit Fee is not received by Great-West, when due; or

(g)  In those states that the Contract permits you to change the Owner of the Contract or assign the Contract, upon a change in ownership or assignment unless the new Owner or assignee assumes full ownership and is the surviving Spouse of the Owner or if a former Spouse of the Owner becomes the sole Owner pursuant to a settlement agreement or court-issued divorce decree.

If the GLWB is canceled, the Benefit Base, GAW and any other benefit accrued or received under the GLWB shall terminate. The Owner may not make any subsequent GLWB Rider Contributions into the same Covered Fund(s) until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date shall be recorded. In such an event, the Benefit Base will be based on the current Covered Fund(s) Value on the date the new GLWB is established.

We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of the GLWB Rider.

You should consult with your financial professional to assist you in determining whether the GLWB Rider is suited for your financial needs and investment risk tolerance. Adding the GLWB Rider to your Contract may not be in your interest since all conditions of the Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, the GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.

You should consult a tax advisor for further information.

Federal Tax Matters

The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). Under a Grantor Trust, the Grantor(s), who must be a natural person(s), is treated as the Owner of the Contract for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.

Withdrawals

Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.

The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.

Annuity Payouts

Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.

Under a tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.

The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax

There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

•    Made on or after the date on which the Owner reaches age 59 1⁄2.

•    Made as a result of death or disability of the Owner.

•     Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Similar penalties are imposed on premature distributions from Qualified Annuity Contracts. For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:

•    If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.

•    If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:

•    If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner.

•    If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

See the discussion below for Required Minimum Distributions from Qualified Annuity Contracts.

Diversification of Investments

For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”

Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.

Multiple Contracts

All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding

Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.

If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.

In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.

Under Rev. Proc. 2011-38:

1. The period of time in which cash can be withdrawn from either contract after a partial transfer has been significantly shortened from 12 months beginning on the date of the transfer to 180 days, and

2. Annuity payments that satisfy the partial annuitization rule of IRC § 72(a)(2) will not be treated as a distribution from either the old or new contract.

Rev. Proc. 2011-38 is effective for transfers that are completed on or after October 24, 2011.

Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.

Investment Income Surtax

In taxable years beginning in 2013, distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult the impact of the Investment Income Surtax on you with a competent tax advisor.

Domestic Partnerships, Civil Unions, and Same-Sex Marriages

The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple resides would recognize the marriage. For federal tax purposes, the term ’marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated as a marriage under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.

Qualified Annuity Contracts

Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code:

•    Only the Owner may be the Annuitant of the Contract;

•    Only one Owner may be established under the Contract;

•    The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;

•    The entire interest of the Owner is non-forfeitable;

•    The Contract is non-transferable. The Owner may not borrow any money under the Contract or pledge it as security for a loan. The Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree.

•    Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.

Contributions to Qualified Annuity Contracts

Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in § 408(k), Contributions will only be accepted if they are in cash. The total of such Contributions shall not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.

You have sole responsibility for determining whether any premium payment meets applicable income tax requirements.

Required Minimum Distributions from Qualified Annuity Contracts

Required Minimum Distributions (“RMDs”) made from the GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code. It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1⁄2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.

During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund(s).

You should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount

Distributions Before Death in Qualified Annuity Contracts

Notwithstanding any provision of the Contract, GLWB Rider or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract shall be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

The Owner’s entire interest in the Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1⁄2. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the Contract distributed in one of the following forms:

(a) a single sum payment;

(b) equal or substantially equal payments no less frequently than annually over the life of the Owner;

(c) equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;

(d) equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or

(e) equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.

All distributions made hereunder shall be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.

If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.

Distributions Upon Death in Qualified Annuity Contracts

Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.

Distributions beginning after death. If the Owner dies before distribution has begun, distribution of the individual’s entire interest shall be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:

1) If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.

2) If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1⁄2.

3) If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.

Distribution of the Contracts

We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.

Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract as described below. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” above. The Company pays a portion of these proceeds to Schwab for distribution services.

As compensation for distribution services and some Contract administrative services, the Company pays Schwab an annual fee equal to 0.51% of average daily Series Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and the broker/dealers, to the extent permitted by FINRA rules and other applicable laws and regulations.

You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.

Voting Rights

In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the person receiving payments will have the voting interest, and the votes attributable to the Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions or if Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions which are received by us as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in Great-West.

Rights Reserved by Great-West

We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

•    To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.

•    To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.

•    To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.

•    To cease accepting Contributions at any time for any reason.

•    To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

•    To change the time or time of day that a valuation date is deemed to have ended.

•    To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

•    To limit the number of Contracts that you may purchase.

Legal Proceedings

Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.

Legal Matters

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields Jorden Burt, P.A.

Commodity Exchange Act

Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Cyber Security Risks

Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential owner information. Such system failures and cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Portfolios, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your Contract to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Abandoned Property Requirements

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.

Independent Registered Public Accounting Firm and Independent Auditors

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Available Information

You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:

Retirement Resource Operations Center

P.O. Box 173920

Denver, CO 80217-3920

(800) 838-0650

rroc@greatwest.com

The SEC maintains an Internet website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The SAI contains more specific information relating to the Series Account and Great-West, such as:

•    general information;

•    Great-West Life & Annuity Insurance Company of New York and the Variable Annuity-1 Series Account;

•    calculation of annuity payouts;

•    services;

•    withholding; and

•    financial statements.

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
Investment Division (0.65)	2015	2014
AB VPS GROWTH
Value at beginning of period	10.00
Value at end of period	11.99
Number of accumulation units outstanding at end of period	-
AB VPS GROWTH AND INCOME
Value at beginning of period	10.00
Value at end of period	10.73
Number of accumulation units outstanding at end of period	34,623
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	10.00
Value at end of period	11.12
Number of accumulation units outstanding at end of period	-
ALGER LARGE CAP GROWTH
Value at beginning of period	10.00
Value at end of period	10.80
Number of accumulation units outstanding at end of period	-
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	10.69	10.00
Value at end of period	10.02	10.69
Number of accumulation units outstanding at end of period	834	834
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	10.00
Value at end of period	9.34
Number of accumulation units outstanding at end of period	9,380
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	10.92	10.00
Value at end of period	10.68	10.92
Number of accumulation units outstanding at end of period	1,170	1,170
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	10.00
Value at end of period	10.19
Number of accumulation units outstanding at end of period	2,031
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.00
Value at end of period	9.79
Number of accumulation units outstanding at end of period	2,359
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	10.26	10.00
Value at end of period	9.56	10.26
Number of accumulation units outstanding at end of period	527	527
DELAWARE VIP SMID CAP GROWTH
Value at beginning of period	10.00
Value at end of period	11.87
Number of accumulation units outstanding at end of period	1,729

App A-1

DEUTSCHE LARGE CAP VALUE VIP
Value at beginning of period	10.00
Value at end of period	9.70
Number of accumulation units outstanding at end of period	-
DEUTSCHE SMALL MID CAP GROWTH VIP
Value at beginning of period	10.00
Value at end of period	10.59
Number of accumulation units outstanding at end of period	-
DREYFUS IP MIDCAP STOCK
Value at beginning of period	10.00
Value at end of period	10.44
Number of accumulation units outstanding at end of period	302
DREYFUS VIF GROWTH AND INCOME
Value at beginning of period	10.00
Value at end of period	10.76
Number of accumulation units outstanding at end of period	-
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	10.24	10.00
Value at end of period	10.10	10.24
Number of accumulation units outstanding at end of period	596,892	159,148
INVESCO V.I. GROWTH & INCOME FUND
Value at beginning of period	10.00
Value at end of period	10.20
Number of accumulation units outstanding at end of period	3,941
INVESCO V.I. HIGH YIELD
Value at beginning of period	10.00
Value at end of period	9.37
Number of accumulation units outstanding at end of period	-
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	10.00
Value at end of period	9.29
Number of accumulation units outstanding at end of period	-
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	9.99	10.00
Value at end of period	9.53	9.99
Number of accumulation units outstanding at end of period	532	532
JANUS ASPEN BALANCED
Value at beginning of period	10.00
Value at end of period	10.36
Number of accumulation units outstanding at end of period	2,655
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	10.04	10.00
Value at end of period	9.97	10.04
Number of accumulation units outstanding at end of period	1,055	355
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	10.00
Value at end of period	10.01
Number of accumulation units outstanding at end of period	-
JPMORGAN INSURANCE TRUST INTREPID MID CAP

App A-2

Value at beginning of period	10.00
Value at end of period	9.18
Number of accumulation units outstanding at end of period	2,295
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	10.00
Value at end of period	10.22
Number of accumulation units outstanding at end of period	2,015
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	10.00
Value at end of period	7.08
Number of accumulation units outstanding at end of period	794
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	10.00
Value at end of period	10.12
Number of accumulation units outstanding at end of period	-
MFS INTERNATIONAL VALUE
Value at beginning of period	9.63	10.00
Value at end of period	10.17	9.63
Number of accumulation units outstanding at end of period	2,383	364
NVIT MID CAP INDEX
Value at beginning of period	10.00
Value at end of period	10.19
Number of accumulation units outstanding at end of period	116
OPPENHEIMER GLOBAL
Value at beginning of period	9.88	10.00
Value at end of period	10.20	9.88
Number of accumulation units outstanding at end of period	1,254	1,254
OPPENHEIMER MAIN STREET SMALL CAP
Value at beginning of period	10.93	10.00
Value at end of period	10.22	10.93
Number of accumulation units outstanding at end of period	2,593	1,193
OPPENHIEMER INTERNATIONAL GROWTH
Value at beginning of period	10.00
Value at end of period	9.25
Number of accumulation units outstanding at end of period	354
PIMCO VIT HIGH YIELD
Value at beginning of period	10.00
Value at end of period	9.68
Number of accumulation units outstanding at end of period	1,127
PIMCO VIT LOW DURATION
Value at beginning of period	10.00
Value at end of period	9.90
Number of accumulation units outstanding at end of period	13,846
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.00
Value at end of period	10.05
Number of accumulation units outstanding at end of period	6,758
PUTNAM VT INVESTORS
Value at beginning of period	10.81	10.00

App A-3

Value at end of period	10.53	10.81
Number of accumulation units outstanding at end of period	2,334	2,334
SCHWAB MONEY MARKET
Value at beginning of period	9.96	10.00
Value at end of period	9.90	9.96
Number of accumulation units outstanding at end of period	15,636	15,760
SCHWAB S&P 500 INDEX
Value at beginning of period	10.79	10.00
Value at end of period	10.85	10.79
Number of accumulation units outstanding at end of period	60,960	1,277
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	10.00
Value at end of period	9.72
Number of accumulation units outstanding at end of period	-
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	12.23	10.00
Value at end of period	13.67	12.23
Number of accumulation units outstanding at end of period	1,005	1,005
TEMPLETON FOREIGN VIP
Value at beginning of period	10.00
Value at end of period	8.00
Number of accumulation units outstanding at end of period	1,406
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.86	10.00
Value at end of period	9.37	9.86
Number of accumulation units outstanding at end of period	4,555	417
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	10.00
Value at end of period	8.06
Number of accumulation units outstanding at end of period	1,589
Investment Division (0.85)	2015	2014
AB VPS GROWTH
Value at beginning of period	10.00
Value at end of period	11.96
Number of accumulation units outstanding at end of period	-
AB VPS GROWTH AND INCOME
Value at beginning of period	10.00
Value at end of period	10.69
Number of accumulation units outstanding at end of period	-
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	10.00
Value at end of period	11.09
Number of accumulation units outstanding at end of period	835
ALGER LARGE CAP GROWTH
Value at beginning of period	10.00
Value at end of period	10.77
Number of accumulation units outstanding at end of period	-
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	10.00

App A-4

Value at end of period	9.99
Number of accumulation units outstanding at end of period	-
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	10.00
Value at end of period	9.32
Number of accumulation units outstanding at end of period	-
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	10.91	10.00
Value at end of period	10.65	10.91
Number of accumulation units outstanding at end of period	839	839
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	10.00
Value at end of period	10.16
Number of accumulation units outstanding at end of period	-
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.00
Value at end of period	9.76
Number of accumulation units outstanding at end of period	-
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	10.00
Value at end of period	9.53
Number of accumulation units outstanding at end of period	-
DELAWARE VIP SMID CAP GROWTH
Value at beginning of period	10.00
Value at end of period	11.84
Number of accumulation units outstanding at end of period	-
DEUTSCHE LARGE CAP VALUE VIP
Value at beginning of period	10.00
Value at end of period	9.67
Number of accumulation units outstanding at end of period	-
DEUTSCHE SMALL MID CAP GROWTH VIP
Value at beginning of period	10.00
Value at end of period	10.55
Number of accumulation units outstanding at end of period	-
DREYFUS IP MIDCAP STOCK
Value at beginning of period	10.00
Value at end of period	10.40
Number of accumulation units outstanding at end of period	-
DREYFUS VIF GROWTH AND INCOME
Value at beginning of period	10.00
Value at end of period	10.73
Number of accumulation units outstanding at end of period	1,866
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	10.23	10.00
Value at end of period	10.07	10.23
Number of accumulation units outstanding at end of period	102,826	41,078
INVESCO V.I. GROWTH & INCOME FUND
Value at beginning of period	10.00
Value at end of period	10.16

App A-5

Number of accumulation units outstanding at end of period	-
INVESCO V.I. HIGH YIELD
Value at beginning of period	10.00
Value at end of period	9.34
Number of accumulation units outstanding at end of period	-
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	10.00
Value at end of period	9.26
Number of accumulation units outstanding at end of period	1,018
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	10.00
Value at end of period	9.50
Number of accumulation units outstanding at end of period	-
JANUS ASPEN BALANCED
Value at beginning of period	10.00
Value at end of period	10.32
Number of accumulation units outstanding at end of period	9,406
JANUS ASPEN FLEXIBLE BOND
Value at beginning of period	10.00
Value at end of period	9.94
Number of accumulation units outstanding at end of period	5,846
JANUS ASPEN GLOBAL RESEARCH
Value at beginning of period	10.00
Value at end of period	9.97
Number of accumulation units outstanding at end of period	706
JPMORGAN INSURANCE TRUST INTREPID MID CAP
Value at beginning of period	10.00
Value at end of period	9.16
Number of accumulation units outstanding at end of period	-
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	10.00
Value at end of period	10.19
Number of accumulation units outstanding at end of period	1,825
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	10.00
Value at end of period	7.06
Number of accumulation units outstanding at end of period	1,084
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	10.69	10.00
Value at end of period	10.09	10.69
Number of accumulation units outstanding at end of period	857	857
MFS INTERNATIONAL VALUE
Value at beginning of period	10.00
Value at end of period	10.14
Number of accumulation units outstanding at end of period	-
NVIT MID CAP INDEX
Value at beginning of period	10.53	10.00
Value at end of period	10.16	10.53
Number of accumulation units outstanding at end of period	1,447	864

App A-6

OPPENHEIMER GLOBAL
Value at beginning of period	10.00
Value at end of period	10.17
Number of accumulation units outstanding at end of period	884
OPPENHEIMER INTERNATIONAL GROWTH
Value at beginning of period	10.00
Value at end of period	9.22
Number of accumulation units outstanding at end of period	-
OPPENHEIMER MAIN STREET SMALL CAP
Value at beginning of period	10.92	10.00
Value at end of period	10.19	10.92
Number of accumulation units outstanding at end of period	850	850
PIMCO VIT HIGH YIELD
Value at beginning of period	9.89	10.00
Value at end of period	9.65	9.89
Number of accumulation units outstanding at end of period	901	901
PIMCO VIT LOW DURATION
Value at beginning of period	10.00
Value at end of period	9.87
Number of accumulation units outstanding at end of period	1,983
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.00
Value at end of period	10.02
Number of accumulation units outstanding at end of period	6,707
PUTNAM VT INVESTORS
Value at beginning of period	10.00
Value at end of period	10.49
Number of accumulation units outstanding at end of period	-
SCHWAB MONEY MARKET
Value at beginning of period	9.95	10.00
Value at end of period	9.87	9.95
Number of accumulation units outstanding at end of period	5,199	29,574
SCHWAB S&P 500 INDEX
Value at beginning of period	10.78	10.00
Value at end of period	10.82	10.78
Number of accumulation units outstanding at end of period	22,784	3,353
SENTINEL VARIABLE PRODUCTS BOND
Value at beginning of period	9.90	10.00
Value at end of period	9.69	9.90
Number of accumulation units outstanding at end of period	4,834	907
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	10.00
Value at end of period	13.62
Number of accumulation units outstanding at end of period	-
TEMPLETON FOREIGN VIP
Value at beginning of period	10.00
Value at end of period	7.97
Number of accumulation units outstanding at end of period	-
TEMPLETON GLOBAL BOND VIP

App A-7

Value at beginning of period	10.00
Value at end of period	9.34
Number of accumulation units outstanding at end of period	-
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	10.00
Value at end of period	8.03
Number of accumulation units outstanding at end of period	-

App A-8

Appendix B – Net Investment Factor

The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

(i) the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus

(ii) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current valuation period, plus or minus

(iii) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and

(b) is the result of:

(i) the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period; plus or minus

(ii) the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding valuation period; and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit Option 1 or 0.85% if you have selected Death Benefit Option 2.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(i) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

App B-1

VARIABLE ANNUITY-1 SERIES ACCOUNT

SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM

Individual Flexible Premium Deferred Variable Annuity Contracts

issued by

Great-West Life & Annuity Insurance Company of New York

489 Fifth Ave., 28th Floor

New York, New York 10017

Telephone: (800) 537-2033

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2016, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (800) 838-0650.

The date of this Statement of Additional Information is

April 29, 2016.

GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

Great-West Life & Annuity Insurance Company of New York (the “Company” or “Great-West”) (formerly known as First Great-West Life & Annuity Insurance Company, and before that as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.

The assets allocated to the Variable Annuity-1 Series Account (the (“Series Account”) are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

CALCULATION OF ANNUITY PAYOUTS

Variable Annuity Options

The Company converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payout Period.

The first payment under a variable annuity payout option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.

POSTPONEMENT OF PAYOUTS

With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Retirement Resource Operations Center. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

A.	Safekeeping of Series Account Assets

The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of Great-West.

B.	Independent Registered Public Accounting Firm and Independent Auditors

Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as the Company’s independent auditor and serves as the Series Account’s independent registered public accounting firm.

The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the Registration Statement (which report expresses an unqualified opinion and includes an emphasis-of-matter paragraph referring to the financial statements which have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company). Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

C.	Principal Underwriter

The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), an affiliate of Great-West. GWFS is a Delaware corporation and is a member of FINRA. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. GWFS has received no underwriting commissions in connection with this offering since it has been offered. The Contract generally will be issued for Annuitants from birth to age eighty-five.

D.	Administrative Services

Great-West and GWL&A have entered into an Administrative Services Agreement dated August 1, 2003, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for Great-West. In addition, certain of GWL&A’s property, equipment, and facilities are made available for Great-West for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.

Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West.

WITHHOLDING

Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special “backup withholding” rules may require the Company to disregard the recipient’s election if the recipient fails to supply the Company with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

Foreign Account Tax Compliance Act (“FATCA”)

We may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.

FINANCIAL STATEMENTS

The financial statements of Great-West Life & Annuity Insurance Company of New York should be considered only as bearing upon Depositor’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

Great-West Life & Annuity Insurance

Company of New York

(a wholly-owned subsidiary of

Great-West Life & Annuity Insurance

Company)

Balance Sheets as of December 31, 2015, and 2014

and Related Statements of Income, Comprehensive Income, Stockholder’s

Equity and Cash Flows for Each of the Three Years in the Period Ended

December 31, 2015, and Independent Auditors’ Report

Deloitte & Touche LLP Suite 3600
555 Seventeenth Street
Denver, CO 80202-3942
USA
Tel: 1 303 292 5400
Fax: 1 303 312 4000
www.deloitte.com

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company of New York,

White Plains, New York

We have audited the accompanying financial statements of Great-West Life & Annuity Insurance Company of New York (the “Company”) (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company), which comprise the balance sheets as of December 31, 2015 and 2014, and the related statements of income, comprehensive (loss) income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2015, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Member of

Deloitte Touche Tohmatsu Limited

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company of New York as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the accompanying financial statements have been prepared from separate records maintained by the Company and may not necessary be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company. Our opinion is not modified with respect to this matter.

March 31, 2016

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Balance Sheets

December 31, 2015, and 2014

(In Thousands, Except Share Amounts)

	December 31,
	2015	2014
Assets

Investments:

Fixed maturities, available-for-sale, at fair value (amortized cost of $858,270 and $802,727)	$867,319	$833,705
Fixed maturities, held for trading, at fair value (amortized cost of $65,314 and $10,826)	65,306	11,156
Mortgage loans on real estate (net of allowances of $100 and $100)	105,503	97,624
Policy loans	24,408	24,149
Short-term investments, available-for-sale (amortized cost of $13,657 and $23,807)	13,657	23,807
Equity investments	133	148

Total investments	1,076,326	990,589
Other assets:
Cash	8,129	625
Reinsurance receivable	5,266	4,519
Deferred acquisition costs (“DAC”)	20,661	15,481
Investment income due and accrued	8,728	8,411
Deferred income tax assets, net	7,429	3,304
Collateral under securities lending agreements	—	13,741
Due from parent and affiliates	1,703	4,452
Other assets	9,842	4,556
Assets of discontinued operations	208	240
Separate account assets	617,440	599,324

Total assets	$1,755,732	$1,645,242

See notes to financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Balance Sheets

December 31, 2015, and 2014

(In Thousands, Except Share Amounts)

	December 31,
	2015	2014
Liabilities and stockholder’s equity
Policy benefit liabilities:
Future policy benefits	$978,578	$868,208
Policy and contract claims	3,991	1,967
Policyholders’ funds	2,247	2,457
Provision for policyholders’ dividends	3,100	3,200
Undistributed earnings on participating business	17,024	20,050

Total policy benefit liabilities	1,004,940	895,882
General liabilities:
Due to parent and affiliates	2,787	624
Payable under securities lending agreements	—	13,741
Other liabilities	4,033	6,926
Liabilities of discontinued operations	208	240
Separate account liabilities	617,440	599,324

Total liabilities	1,629,408	1,516,737
Commitments and contingencies (See Note 12)
Stockholder’s equity:
Common stock, $1,000 par value, 10,000 shares authorized; 2,500 shares issued and outstanding	2,500	2,500
Additional paid-in capital	56,350	56,350
Accumulated other comprehensive income	2,832	12,654
Retained earnings	64,642	57,001

Total stockholder’s equity	126,324	128,505

Total liabilities and stockholder’s equity	$1,755,732	$1,645,242

See notes to financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Income

Years ended December 31, 2015, 2014, and 2013

(In Thousands)

	Year Ended December 31,
	2015	2014	2013
Revenues:
Premium income	$13,759	$13,455	$52,905
Fee income	16,965	11,735	8,331
Other revenue	—	—	7,355
Net investment income	37,907	37,243	31,117
Realized investment gains (losses), net:
Total other-than-temporary losses	—	—	(273)
Other realized investment gains (losses), net	1,645	1,430	2,307

Total realized investment gains (losses), net	1,645	1,430	2,034

Total revenues	70,276	63,863	101,742

Benefits and expenses:
Life and other policy benefits	19,152	19,962	17,495
(Decrease) increase in future policy benefits	(4,166)	(6,546)	38,011
Interest paid or credited to contractholders	17,801	15,784	13,398
Provision for policyholders’ share of (losses) earnings on participating business	(1,267)	(1,041)	6,117
Dividends to policyholders	2,971	3,296	3,998

Total benefits	34,491	31,455	79,019
General insurance expenses	20,944	18,892	17,427
Amortization of DAC	3,499	1,184	608

Total benefits and expenses	58,934	51,531	97,054

Income before income taxes	11,342	12,332	4,688
Income tax expense	3,701	4,145	2,069

Net income	$7,641	$8,187	$2,619

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Comprehensive (Loss) Income

Years ended December 31, 2015, 2014, and 2013

(In Thousands)

	Year Ended December 31,
	2015	2014	2013
Net income	$7,641	$8,187	$2,619

Components of other comprehensive income (loss)
Unrealized holding gains (losses), net, arising on available-for-sale fixed maturity investments	(19,301)	20,782	(24,933)
Reclassification adjustment for (gains) losses, net, realized in net income	(878)	(269)	(2,672)

Net unrealized gains (losses), net, related to investments	(20,179)	20,513	(27,605)
Future policy benefits and DAC adjustments	5,070	(4,520)	4,805

Other comprehensive (loss) income before income taxes	(15,109)	15,993	(22,800)
Income tax (benefit) expense related to items of other comprehensive income	(5,287)	5,598	(7,979)

Other comprehensive (loss) income(1)	(9,822)	10,395	(14,821)

Total comprehensive (loss) income	$(2,181)	$18,582	$(12,202)

(1) Other comprehensive (loss) income includes the non-credit component of impaired (gains) losses on fixed maturities available-for-sale, net of future policy benefits, DAC and income taxes, in the amounts of $(160), $(47), and $665 for the years ended December 31, 2015, 2014, and 2013, respectively.

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Stockholder’s Equity

Years ended December 31, 2015, 2014, and 2013

(In Thousands, Except Share Amounts)

	Common stock	Additional paid-in capital	Accumulated other comprehensive (loss) income	Retained earnings	Total
Balances, January 1, 2013	$2,500	$56,350	$17,080	$46,195	$122,125
Net income	—	—	—	2,619	2,619
Other comprehensive loss, net of income taxes	—	—	(14,821)	—	(14,821)

Balances, December 31, 2013	2,500	56,350	2,259	48,814	109,923
Net income	—	—	—	8,187	8,187
Other comprehensive income, net of income taxes	—	—	10,395	—	10,395

Balances, December 31, 2014	2,500	56,350	12,654	57,001	128,505
Net income	—	—	—	7,641	7,641
Other comprehensive loss, net of income taxes	—	—	(9,822)	—	(9,822)

Balances, December 31, 2015	$2,500	$56,350	$2,832	$64,642	$126,324

See notes to financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Cash Flows

Years ended December 31, 2015, 2014, and 2013

(In Thousands)

	Year Ended December 31,
	2015	2014	2013
Cash flows from operating activities:
Net income	$7,641	$8,187	$2,619
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
(Losses) earnings allocated to participating policyholders	(1,267)	(1,041)	1,336
Amortization of premiums (accretion of discounts) on investments, net	2,871	2,697	2,972
Net realized (gains) losses on investments	(1,307)	(3,406)	103
Net (purchases) proceeds of trading securities	(54,026)	57,164	(36,096)
Interest credited to contractholders	17,714	15,724	13,317
Depreciation and amortization	3,513	1,181	615
DAC	(5,505)	(6,250)	(3,574)
Deferred income taxes	1,163	2,296	(3,099)
Other, net	—	—	(2)
Changes in assets and liabilities:
Policy benefit liabilities	(12,682)	(14,899)	(11,001)
Reinsurance receivable	(715)	1,144	1,301
Investment income due and accrued	(317)	(764)	(741)
Other assets	(5,054)	(342)	1,170
Other liabilities	(1,988)	(673)	(312)

Net cash (used in) provided by operating activities	(49,959)	61,018	(31,392)

Cash flows from investing activities:
Proceeds from sales, maturities and redemptions of investments:
Fixed maturities, available-for-sale	75,515	73,911	139,347
Mortgage loans on real estate	6,073	6,445	8,324
Other investments	18	115	495
Purchases of investments:
Fixed maturities, available-for-sale	(132,552)	(205,680)	(138,704)
Mortgage loans on real estate	(14,000)	(8,985)	(10,000)
Other investments	(6)	(3)	—
Net change in short-term investments	10,150	2,971	(360)
Policy loans, net	480	(890)	(160)

Net cash used in investing activities	(54,322)	(132,116)	(1,058)

See notes to financial statements.	(Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statements of Cash Flows

Years ended December 31, 2015, 2014, and 2013

(In Thousands)

	Year Ended December 31,
	2015	2014	2013
Cash flows from financing activities:
Contract deposits	$170,174	$138,908	$97,907
Contract withdrawals	(62,396)	(62,095)	(69,044)
Change in due to/from parent and affiliates	4,912	(6,704)	(2,090)
Change in book overdrafts	(905)	536	369

Net cash provided by financing activities	111,785	70,645	27,142

Net increase (decrease) in cash	7,504	(453)	(5,308)
Cash, beginning of year	625	1,078	6,386

Cash, end of year	$8,129	$625	$1,078

Supplemental disclosures of cash flow information:
Net cash received (paid) during the year for income taxes	$2,009	$(7,936)	$(1,752)

Non-cash investing transactions during the year:
Fixed maturity investments, available-for-sale acquired in reinsurance termination (See Note 3)	$—	$—	$(44,104)

Policy loans acquired in reinsurance termination(See Note 3)	—	—	(6,468)

See notes to financial statements.	(Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Organization

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a direct wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”) which is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company formed in 1998. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. Inc. (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement, and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of New York and is subject to regulation by the New York State Department of Financial Services.

Basis of Presentation

The financial statements include the accounts of the Company and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of DAC, valuation of policy benefit liabilities and the valuation of deferred tax assets or liabilities, net. Actual results could differ from those estimates.

The Company is a member of a controlled group. Therefore, its results may not be indicative of those of a stand-alone company.

Summary of Significant Accounting Policies

Investments

Investments are reported as follows:

1.

The Company classifies the majority of its fixed maturity investments as available-for-sale which are recorded at fair value with the related net unrealized gain or loss, net of policyholder related amounts, and deferred taxes, recorded in accumulated other comprehensive income (loss) (“AOCI”).

Premiums and discounts are recognized as a component of net investment income using the effective interest method, realized gains and losses are included in net realized investment gains (losses), and declines in value determined to be other-than-temporary are included in total other-than-temporary losses.

The Company also classifies certain fixed maturity investments as held-for-trading. Assets in the held-for-trading category are carried at fair value with changes in fair value reported in net investment income.

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

The Company recognizes the acquisition of its fixed maturity and equity investments on a trade date basis.

2.

Mortgage loans on real estate consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, origination fees and mortgage provision allowances. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums, discounts, and origination fees are amortized to net investment income using the effective interest method. Prepayment penalty fees are recognized in other realized investment gains upon receipt.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

3.

Policy loans are carried at their unpaid balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policy.

4.

Short-term investments include securities purchased with investment intent, with initial maturities of one year or less, and are generally carried at fair value which is approximated from amortized cost.

5.

The Company participates in a securities lending program in which the Company lends fixed maturity securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Acceptable collateral is generally defined as government securities, letters of credit and/or cash collateral. Some cash collateral may be invested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Cash collateral which is invested is recognized along with any cash collateral not invested within collateral under securities lending agreements in the accompanying balance sheets. Non-cash collateral is not recognized as the Company does not have effective control.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

6.

The Company’s other-than-temporary impairments (“OTTI”) accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. The assessment of whether an OTTI has occurred on fixed maturity investments, where management does not intend to sell the fixed maturity investment and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, is based upon management’s case-by-case evaluation of the underlying reasons for the decline in fair value of each individual security. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a fixed maturity investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the fixed maturity investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

If either (a) management has the intent to sell a fixed maturity investment or (b) it is more likely than not the Company will be required to sell a fixed maturity investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the fixed maturity investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the fixed maturity investment prior to impairment) is less than the amortized cost basis of the fixed maturity investment (referred to as the credit loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in AOCI. The expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination. After the recognition of an OTTI, a fixed maturity investment is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. The difference between the new amortized cost basis and the future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the security.

Fair Value

Certain assets and liabilities are recorded at fair value on the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value on a recurring basis into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities recorded at fair value on a recurring basis have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets and liabilities utilizing Level 1 inputs include certain money market funds.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For fixed maturity securities and separate account assets, inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•

Asset-backed, residential mortgage-backed, commercial mortgage-backed securities and collateralized debt obligations - new issue data, monthly payment information, collateral performance and third party real estate analysis.

•	U.S. states and their subdivisions - material event notices.
•	Equity investments - exchange rates, various index data and news sources.
•	Short-term investments - valued based on amortized cost with consideration of issuer credit quality.
•

Separate account assets - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows, and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

•	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.
•	Asset-backed securities - internal models utilizing asset-backed securities index spreads.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets and liabilities are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Cash

Cash includes only amounts in demand deposit accounts.

Book overdrafts occur when checks have been issued by the Company, but have not been presented to the Company’s disbursement bank accounts for payment. These bank accounts allow the Company to delay funding of the issued checks until they are presented for payment. This delay in funding results in a temporary source of financing. The activity related to book overdrafts is included in the financing activities in the statement of cash flows. The book overdrafts in the amounts of zero and $905 are included in other liabilities at December 31, 2015, and 2014, respectively.

Deferred acquisition costs

The Company incurs costs in connection with the acquisition of new and renewal insurance business. Costs that vary directly with and relate to the successful production of new business are deferred as DAC. These costs consist primarily of commissions, costs associated with the Company’s sales representatives and policy issuance and underwriting expenses related to the production of successfully acquired new business. A success factor is derived from actual contracts issued by the Company from requests for proposals or applications received and applied to the deferrable costs. The recoverability of such costs is dependent upon the future profitability of the related business. Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC and expenses. At least annually, loss recognition testing is performed on aggregated blocks of business to adjust the DAC balance.

DAC associated with the annuity products and flexible premium universal life insurance products is being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustment of this amount is made when the Company revises its estimates of current or future gross profits on an annual basis. DAC associated with traditional life insurance is amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Separate accounts

Separate account assets and related liabilities are carried at fair value in the accompanying balance sheets. The Company issues variable annuity contracts and variable universal life contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and therefore, are not included in the Company’s statements of income.

Revenues to the Company from the separate accounts consist of contract maintenance fees, investment management fees, administrative fees, and mortality and expense risk charges.

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are affiliates of the Company, and shares of other non-affiliated mutual funds.

Future policy benefits liabilities

Life insurance and annuity future benefits liabilities with life contingencies in the amounts of $523,191 and $477,533 at December 31, 2015, and 2014, respectively, are computed on the basis of assumed investment yield, mortality, morbidity and expenses, including a margin for adverse deviation. These future policy benefits are calculated as the present value of future benefits (including dividends) and expenses less the present value of future net premiums. The assumptions used in calculating the future policy benefits generally vary by plan, year of issue, and policy duration. Additionally, these future policy benefits are established for claims that have been incurred but not reported based on factors derived from past experience.

Annuity contract benefits liabilities without life contingencies in the amounts of $455,214 and $390,223 at December 31, 2015, and 2014, respectively, are established at the contract holder’s account value, which is equal to cumulative deposits and credited interest, less withdrawals and mortality and expense and/or administrative service charges. The Company’s general account also has some immediate annuities. Future benefits for immediate annuities without life contingent payouts are computed on the basis of assumed investment yield and expenses.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Reinsurance ceded

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term, coinsurance and modified coinsurance contracts. For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not provide indemnification against loss or liability relating to insurance risk, the Company records the agreement using the deposit method of accounting. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

Policy benefits and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying balance sheets. Premiums, fee income and policyholder benefits are reported net of reinsurance ceded in the accompanying statements of income. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company strives to cede risks to highly rated, well-capitalized reinsurers. The Company monitors and evaluates the financial condition of reinsurers to minimize exposure to credit risk.

Policy and contract claims

Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company’s prior experience. Claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

Participating business

The Company has participating policies in which the policyholder shares in the Company’s earnings through policyholder dividends that reflect the difference between the assumptions used in the premium charged and the actual experience on those policies. The amount of dividends to be paid is determined by the Board of Directors.

Participating life and annuity policy benefit liabilities were $113,569 and $113,475 at December 31, 2015, and 2014, respectively. Participating business composed approximately 15% of the Company’s individual life insurance in-force at December 31, 2015, and 2014, and 46%, 49%, and 92% of individual life insurance premium income for the years ended December 31, 2015, 2014, and 2013, respectively. The policyholder’s share of net income on participating policies that cannot be distributed to the Company’s stockholder is excluded from stockholder’s equity and recorded as undistributed earnings on participating business in the balance sheets.

Revenue recognition

Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned in fee income. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services, and investment advisory services are recognized when earned in fee income.

Net investment income

Interest income from fixed maturities, mortgage loans on real estate, and policy loans is recognized when earned. Net investment income on equity securities is primarily comprised of dividend income and is recognized on the ex-dividend date.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Realized investment gains (losses)

Realized investment gains and losses are reported as a component of revenues and are determined on a specific identification basis.

Benefits and expenses

Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts.

Income taxes

Income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s financial statements or consolidated tax returns. In estimating future tax consequences, all expected future events, other than enactments or changes in the tax laws or rules, are considered. A valuation allowance is provided to the extent that it is more likely than not that deferred tax assets will not be realized. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized. The effect on deferred taxes from a change in tax rates is recognized in income in the period that includes the enactment date.

2. Application of Recent Accounting Pronouncements

Recently adopted accounting pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU No. 2014-11”). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for public business entities for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The adoption of the accounting pronouncement did not have an impact on the Company’s financial position or results of operations. The Company has included additional disclosures in Note 4 to these financial statements around collateral pledged for secured lending transactions on a prospective basis.

Future adoption of new accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09 Revenue from Contracts with Customers (Topic 606) (“ASU No. 2014-09”). The update outlines a comprehensive model for accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. While the update does not apply to insurance contracts within the scope of Topic 944, it does apply to other fee income earned by the Company which includes fees from assets under management, assets under administration, shareholder servicing, administration and record-keeping services, and investment advisory services. The core principle of the model requires that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The update also requires increased disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts. In adopting ASU No. 2014-09, the Company may use either a full retrospective or a modified retrospective approach. The update is effective for public business entities for interim and annual periods beginning after December 15, 2017, based upon an update issued by the FASB in August 2015. Early adoption is permitted as of accounting periods beginning after December 15, 2016. The Company is currently evaluating the impact of this update on its financial statements.

In April 2015, the FASB issued ASU 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (Subtopic 350-40). The update requires the Company to determine if the cloud computing arrangement contains a software license and if so, apply the accounting requirements for other intangible assets. The update also supersedes the requirement to apply lease accounting requirements by analogy for lease classification. If the arrangement is not a software license, then the Company applies accounting requirements for a service requirement. The update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted. The adoption of this guidance will not have a material impact on the Company’s financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

In May 2015, the FASB issued ASU 2015-09, Financial Services-Insurance: Disclosures about Short-Duration Contracts (Topic 944). The update requires that all years in the claims development table that precede the current reporting period and the related disclosure about the history of claims duration should be presented as required supplementary information. The update also includes a disclosure objective of providing information about claim frequency along with a description of methodologies for determining claim frequency information, unless it is impracticable to do so. The update is effective for annual reporting periods beginning after December 15, 2015, and for interim reporting periods within annual reporting periods beginning after December 15, 2016, with early adoption permitted. The Company is currently evaluating the impact of this update on its financial statements.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (Subtopic 825-10). The amendments in this update address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments by requiring equity investments (except those accounted for under the equity method of accounting) to be measured at fair value with changes in fair value recognized in net income, simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment, use of exit price notion when measuring the fair value of financial instruments for disclosure purposes, separate presentation of financial assets and liabilities by measurement category and form of financial assets (i.e. securities or loans and receivables) on the balance sheet or notes to the financial statements, eliminating the requirement to disclose the method and significant assumptions used to estimate fair value of a financial instrument measured at amortized cost on the balance sheet, requiring entities to present separately in other comprehensive income the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk (i.e. “own credit”) when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, and clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The update is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The ASU also permits early adoption of the own credit provision. The Company is currently evaluating the impact of this update on its financial statements.

In March 2016, the FASB issued ASU 2016-05, Derivative Contract Novations. The amendments clarify that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument in an existing hedging relationship would not, in and of itself, be considered a termination of the derivative instrument or a change a critical term of the hedging relationship. The update is effective for fiscal years and interim periods within those years beginning after December 15, 2016. The Company is currently evaluating the impact of this update on its financial statements.

In March 2016, the FASB issued ASU 2016-06, Derivatives and Hedging: Contingent Put and Call Options in Debt Instruments. The amendments clarify the steps required to assess whether a call or put option meets the criteria for bifurcation as an embedded derivative. The update is effective for fiscal years and interim periods within those years beginning after December 15, 2016. The Company is currently evaluating the impact of this update on its financial statements.

In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations. The amendments are intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations. The effective date for this update is the same as the effective date for ASU 2014-09. The Company is currently evaluating the impact of this update on its financial statements.

3. Related Party Transactions

In the normal course of its business, the Company enters into reinsurance agreements with related parties. Included in the balance sheets are the following amounts related to reinsurance ceded to related parties:

	Year Ended December 31,
	2015	2014
Reinsurance receivable	$3,199	$2,471

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Included in the statements of income are the following related party amounts:

	Year Ended December 31,
	2015	2014	2013
Premium income	$(4,397)	$(4,713)	37,760
Life and other policy benefits	(4,304)	(3,004)	(2,395)

On January 1, 2013, the Company terminated its reinsurance agreement with its affiliate, The Canada Life Assurance Company (“CLAC”), pursuant to which it had ceded certain participating life business on a coinsurance basis.

The Company recorded the following on January 1, 2013, in its statement of income in connection with the termination of the reinsurance agreement:

Premium income	$42,297
Other revenue	7,355

Total	49,652

Increase in future policy benefits	41,297
Dividends to policyholders	1,000

Total	42,297

Participating policyholders’ net income	7,355
Provision for policyholders’ share of earnings on participating business	7,355

Net income available to shareholder	$—

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services and investment advisory services, as well as corporate support services which include general and administrative services, information technology services, and marketing services. The following table presents revenue, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial
Description	Related party	2015	2014	2013	statement line
Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds.	GWFS Equities, Inc.(1)	$6,533	$5,969	$4,863	Fee income

Provides recordkeeping services.	GWL&A	2,145	1,981	435	Fee income

Receives investment advisory services.	GWL&A	(603)	(597)	(722)	Net investment
					income

Receives corporate support services.	GWL&A and CLAC (2)	7,027	6,947	6,592	General
					insurance
					expenses

Receives recordkeeping services.	FASCore, LLC (1)	4,030	3,142	2,692	General
					insurance
					expenses

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes amounts due from parent and affiliates:

			December 31,
Related party	Indebtedness	Due date	2015	2014
GWFS Equities, Inc.(1)	On account	On demand	$1,602	$1,445
GWL&A	On account	On demand	101	154
Lifeco	On account	On demand	—	2,853

Total			$1,703	$4,452

(1) A wholly-owned subsidiary of GWL&A
The following table summarizes amounts due to parent and affiliates:
			December 31,
Related party	Indebtedness	Due date	2015	2014
Lifeco	On account	On demand	$1,804	$—
FASCore, LLC (1)	On account	On demand	840	275
CLAC	On account	On demand	128	334
Other related party receivables	On account	On demand	15	15

Total			$2,787	$624

(1) A wholly-owned subsidiary of GWL&A

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by GWL&A. The separate account balances in the accompanying balance sheets include GWL&A general account investment contracts of $7,967 and $7,219 at December 31, 2015, and 2014, respectively.

In addition, the Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

4. Summary of Investments

The following tables summarize fixed maturity investments and equity securities classified as available-for-sale and the non-credit-related component of OTTI in AOCI:

	December 31, 2015
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$61,830	$1,499	$488	$62,841	$—
Obligations of U.S. states and their subdivisions	41,954	4,813	70	46,697	—
Foreign government securities	2,291	—	5	2,286	—
Corporate debt securities	626,343	13,136	10,784	628,695	(230)
Asset-backed securities	49,395	1,703	999	50,099	(870)
Residential mortgage-backed securities	17,076	569	376	17,269	—
Commercial mortgage-backed securities	59,381	553	502	59,432	—

Total fixed maturities	$858,270	$22,273	$13,224	$867,319	$(1,100)

Equity investments:
Fixed income mutual funds	$22	$1	$1	$22	$—
Equity mutual funds	84	29	7	106	—
Balance and asset allocation mutual funds	6	—	1	5	—

Total equity investments	$112	$30	$9	$133	$—

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2014
Fixed maturities:	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value and carrying value	OTTI (gain) loss included in AOCI (1)
U.S. government direct obligations and U.S. agencies	$70,831	$1,760	$259	$72,332	$—
Obligations of U.S. states and their subdivisions	42,673	5,849	53	48,469	—
Foreign government securities	2,455	—	4	2,451	—
Corporate debt securities	566,323	23,084	2,411	586,996	(283)
Asset-backed securities	60,448	2,239	703	61,984	(1,131)
Residential mortgage-backed securities	22,106	781	466	22,421	—
Commercial mortgage-backed securities	37,891	1,161	—	39,052	—

Total fixed maturities	$802,727	$34,874	$3,896	$833,705	$(1,414)

Equity investments:
Fixed income mutual funds	$19	$2	$1	$20	$—
Equity mutual funds	93	33	5	121	—
Balance and asset allocation mutual funds	6	1	—	7	—

Total equity investments	$118	$36	$6	$148	$—

(1) Indicates the amount of any OTTI (gain) loss included in AOCI that is included in gross unrealized gains and losses. OTTI (gain) loss included in AOCI, as presented above, includes both the initial recognition of non-credit losses and the effects of subsequent increases and decreases in estimated fair value for those fixed maturity securities with previous non-credit impairment. The non-credit loss component of OTTI (gain) loss was in an unrealized gain position due to increases in estimated fair value subsequent to initial recognition of non-credit losses on such securities.

See Note 5 for additional discussion regarding fair value measurements.

The amortized cost and estimated fair value of fixed maturity investments classified as available-for-sale, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2015
	Amortized cost	Estimated fair value
Maturing in one year or less	$26,205	$26,939
Maturing after one year through five years	189,998	193,952
Maturing after five years through ten years	328,226	328,754
Maturing after ten years	152,768	155,857
Mortgage-backed and asset-backed securities	161,073	161,817

Total fixed maturities	$858,270	$867,319

Mortgage-backed (commercial and residential) and asset-backed securities include those issued by U.S. government and U.S. agencies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes information regarding the sales of securities classified as available-for-sale:

	Year Ended December 31,
	2015	2014	2013
Proceeds from sales	$15,205	$15,595	$80,975
Gross realized gains from sales	1,029	553	2,988
Gross realized losses from sales	—	1	42

Included in net investment income are unrealized gains (losses) of $(337), $1,244, and $(2,125) on held for trading fixed maturity investments still held at December 31, 2015, 2014, and 2013, respectively.

Mortgage loans on real estate - The following table summarizes the carrying value of the mortgage loan portfolio by component:

	December 31,
	2015	2014
Principal	$105,320	$97,290
Unamortized premium (discount) and fees, net	283	434
Mortgage provision allowance	(100)	(100)

Total mortgage loans	$105,503	$97,624

The recorded investment of the mortgage loan portfolio categorized as performing was $105,603 and $97,724 as of December 31, 2015, and 2014, respectively.

The following table summarizes activity in the mortgage provision allowance:

	Year Ended December 31,
	2015	2014	2013
	Commercial mortgages	Commercial mortgages	Commercial mortgages
Beginning balance	$100	$100	$100
Provision increases	—	—	273
Charge-off	—	—	(273)

Ending balance	$100	$100	$100

Allowance ending balance by basis of impairment method:
Collectively evaluated for impairment	$100	$100	$100

Recorded investment balance in the mortgage loan portfolio, gross of allowance, by basis of impairment method:	$105,603	$97,724	$95,252
Individually evaluated for impairment	3,907	3,980	4,178
Collectively evaluated for impairment	101,695	93,744	91,074
Securities lending - Securities with a cost or amortized cost of zero and $15,252 and estimated fair values of zero and $15,423 were on loan under the program at December 31, 2015, and 2014, respectively. The Company received cash of zero and $13,741 and securities with a fair value of zero and $2,131 as collateral at December 31, 2015, and 2014, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table summarizes the collateral pledged by the Company under the securities lending program, by class of investment. Under the securities lending program the collateral pledged is, by definition, the securities loaned against the assets borrowed.

	December 31, 2015	December 31, 2014
Securities lending transactions
U.S. government direct obligations and U.S. agencies	$—	$11,148
Corporate debt securities	—	4,275

Total secured borrowings	$—	$15,423

The Company’s securities lending agreements are open agreements, meaning the borrower can return and the Company can recall the loaned securities at any time. The assets and liabilities associated with securities lending program are not subject to master netting arrangements and are not offset in the consolidated balance sheets.

Unrealized losses on fixed maturity investments classified as available-for-sale - The following tables summarize unrealized investment losses, including the non-credit-related portion of OTTI losses reported in AOCI, by class of investment:

	December 31, 2015
	Less than twelve months		Twelve months or longer		Total
		Unrealized		Unrealized		Unrealized
	Estimated	loss and	Estimated	loss and	Estimated	loss and
Fixed maturities:	fair value	OTTI	fair value	OTTI	fair value	OTTI
U.S. government direct obligations and U.S. agencies	$40,171	$488	$—	$—	$40,171	$488
Obligations of U.S. states and their subdivisions	3,191	70	—	—	3,191	70
Foreign government securities	2,286	5	—	—	2,286	5
Corporate debt securities	236,709	8,914	16,246	1,870	252,955	10,784
Asset-backed securities	17,694	512	3,878	487	21,572	999
Residential mortgage-backed securities	—	—	5,021	376	5,021	376
Commercial mortgage-backed securities	27,457	502	—	—	27,457	502

Total fixed maturities	$327,508	$10,491	$25,145	$2,733	$352,653	$13,224

Total number of securities in an unrealized loss position		94		12		106

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	December 31, 2014
	Less than twelve months		Twelve months or longer		Total
		Unrealized		Unrealized		Unrealized
	Estimated	loss and	Estimated	loss and	Estimated	loss and
Fixed maturities:	fair value	OTTI	fair value	OTTI	fair value	OTTI
U.S. government direct obligations and U.S. agencies	$—	$—	$29,990	$259	$29,990	$259
Obligations of U.S. states and their subdivisions	3,219	53	—	—	3,219	53
Foreign government securities	2,451	4	—	—	2,451	4
Corporate debt securities	67,636	665	48,337	1,746	115,973	2,411
Asset-backed securities	5,427	174	11,389	529	16,816	703
Residential mortgage-backed securities	1,365	3	6,473	463	7,838	466

Total fixed maturities	$80,098	$899	$96,189	$2,997	$176,287	$3,896

Total number of securities in an unrealized loss position		21		25		46

Fixed maturity investments - Total unrealized losses and OTTI increased by $9,328 from December 31, 2014, to December 31, 2015. The increase in unrealized losses was within corporate debt securities which have been influenced by market conditions with widening credit spreads resulting in generally lower valuations of these fixed maturity securities.

Total unrealized losses greater than twelve months decreased by $264 from December 31, 2014, to December 31, 2015. Corporate debt securities account for 68%, or $1,870, of the unrealized losses and OTTI greater than twelve months at December 31, 2015. These securities continue to be rated investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

Asset-backed and residential mortgage-backed securities account for 32% of unrealized losses and OTTI greater than twelve months at December 31, 2015. Of the $863 of unrealized losses and OTTI over twelve months on asset-backed and residential mortgage-backed securities, 77%, or $668, are on securities which continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in earnings.

See Note 5 for additional discussion regarding fair value measurements.

Other-than-temporary impairment recognition - The OTTI on fixed maturity securities where the loss portion is bifurcated and the credit related component is recognized in realized investment gains (losses) is summarized as follows:

	Year Ended December 31,
	2015	2014	2013
Beginning balance	$1,982	$2,133	$2,133
Reductions:
Due to increase in cash flows expected to be collected that are recognized over the remaining life of the security	(47)	(151)	—

Ending balance	$1,935	$1,982	$2,133

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Net Investment Income

The following table summarizes net investment income:

	Year Ended December 31,
	2015	2014	2013
Investment income:
Fixed maturity and short-term investments	$32,191	$31,851	$26,197
Mortgage loans on real estate	4,902	4,775	4,857
Policy loans	1,069	1,174	1,017
Other	348	40	(232)

	38,510	37,840	31,839
Investment expenses	(603)	(597)	(722)

Net investment income	$37,907	$37,243	$31,117

Realized Investment Gains (Losses)

The following table summarizes realized investment gains (losses):

	Year Ended December 31,
	2015	2014	2013
Realized investment gains (losses):
Fixed maturity and short-term investments	$1,536	$1,335	$1,795
Mortgage loans on real estate	103	75	156
Other	6	20	83

Realized investment gains:	$1,645	$1,430	$2,034

Included in net investment income and realized investment gains (losses) are amounts allocable to the participating fund account. This allocation is based upon the activity in a specific block of investments that is segmented for the benefit of the participating fund account. The amounts of net investment income allocated to the participating fund account were $4,214, $4,468, and $4,176 for the years ended December 31, 2015, 2014, and 2013, respectively. The amounts of realized investment gains (losses) allocated to the participating fund account were $417, $397, and $(327) for the years ended December 31, 2015, 2014, and 2013, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

5. Fair Value Measurements

Recurring fair value measurements

The following tables present the Company’s financial assets and liabilities carried at fair value on a recurring basis by fair value hierarchy category:

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2015
	Quoted	Significant
	prices in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$62,841	$—	$62,841
Obligations of U.S. states and their subdivisions	—	46,697	—	46,697
Foreign government securities	—	2,286	—	2,286
Corporate debt securities	—	628,695	—	628,695
Asset-backed securities	—	50,099	—	50,099
Residential mortgage-backed securities	—	17,269	—	17,269
Commercial mortgage-backed securities	—	59,432	—	59,432

Total fixed maturities available-for-sale	—	867,319	—	867,319

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	61,029	—	61,029
Corporate debt securities	—	3,212	—	3,212
Commercial mortgage-backed securities	—	1,065	—	1,065

Total fixed maturities held for trading	—	65,306	—	65,306

Equity investments available-for-sale
Fixed income mutual funds	—	22	—	22
Equity mutual funds	—	106	—	106
Balanced and asset allocation mutual funds	—	5	—	5

Total equity investments available-for-sale	—	133	—	133

Short-term investments available-for-sale	55	13,602	—	13,657
Separate account assets	616,361	1,079	—	617,440

Total assets	$616,416	$947,439	$—	$1,563,855

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

	Assets and liabilities measured at fair value on a recurring basis
	December 31, 2014
	Quoted	Significant
	prices in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Fixed maturities available-for-sale:
U.S. government direct obligations and U.S. agencies	$—	$72,332	$—	$72,332
Obligations of U.S. states and their subdivisions	—	48,469	—	48,469
Foreign government securities	—	2,451	—	2,451
Corporate debt securities	—	586,996	—	586,996
Asset-backed securities	—	61,984	—	61,984
Residential mortgage-backed securities	—	22,421	—	22,421
Commercial mortgage-backed securities	—	39,052	—	39,052

Total fixed maturities available-for-sale	—	833,705	—	833,705

Fixed maturities held for trading:
U.S. government direct obligations and U.S. agencies	—	6,820	—	6,820
Corporate debt securities	—	3,245	—	3,245
Commercial mortgage-backed securities	—	1,091	—	1,091

Total fixed maturities held for trading	—	11,156	—	11,156

Equity investments available-for-sale
Fixed income mutual funds	—	20		20
Equity mutual funds	—	121		121
Balanced and asset allocation mutual funds	—	7		7

Total equity investments available-for-sale	—	148	—	148

Short-term investments available-for-sale	13,807	10,000	—	23,807
Collateral under securities lending agreements	13,741	—	—	13,741
Separate account assets	598,156	1,168	—	599,324

Total assets	$625,704	$856,177	$—	$1,481,881

Liabilities
Payable under securities lending agreement	$13,741	$—	$—	$13,741

The methods and assumptions used to estimate the fair value of the Company’s financial assets and liabilities carried at fair value on a recurring basis are as follows:

Fixed maturity and equity investments

The fair values for fixed maturity and equity investments are generally based upon market prices from independent pricing services. In cases where market prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Short-term investments and securities lending agreements

The amortized cost of short-term investments, collateral under securities lending agreements, and payable under securities lending agreements is a reasonable estimate of fair value due to their short-term nature and high credit quality of the issuers.

Separate account assets

Separate account assets include investments in mutual fund securities. Mutual funds are recorded at net asset value, which approximates fair value, on a daily basis.

Assets measured at fair value using significant unobservable inputs (Level 3)

The following tables present additional information about assets measured at fair value on a recurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

Recurring Level 3 financial assets
Year Ended December 31, 2015
Fixed maturities available-for-sale
Asset-backed securities
Balance, January 1, 2015	$—
Realized and unrealized gains (losses) included in:
Other comprehensive income (loss)	—

Balance, December 31, 2015	$—

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2015	$—

Recurring Level 3 financial assets
Year Ended December 31, 2014
Fixed maturities available-for-sale
Asset-backed securities
Balance, January 1, 2014	$3,991
Transfers out of Level 3 (1)	(3,991)

Balance, December 31, 2014	$—

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2014	$—

(1)

Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies as evidenced by corroboration of market prices with multiple pricing vendors and internal models.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Recurring Level 3 financial assets
Year Ended December 31, 2013
Fixed maturities available-for-sale
Asset-backed securities
Balance, January 1, 2013	$4,829
Realized and unrealized gains (losses) included in:
Other comprehensive income (loss)	342
Settlements	(1,180)

Balance, December 31, 2013	$3,991

Total gains (losses) for the period included in net income attributable to the change in unrealized gains and losses relating to assets held at December 31, 2013	$—

Fair value of financial instruments

The following tables summarize the carrying amounts and estimated fair values of the Company’s financial instruments not carried at fair value on a recurring basis:

	December 31, 2015		December 31, 2014
	Carrying	Estimated fair	Carrying	Estimated fair
Assets	amount	value	amount	value
Mortgage loans on real estate	$105,503	$110,283	$97,624	$104,530
Policy loans	24,408	24,408	24,149	24,149

Liabilities
Annuity contract benefits without life contingencies	$455,214	$441,393	$390,223	$381,203
Policyholders’ funds	2,247	2,247	2,457	2,457

The methods and assumptions used to estimate the fair value of financial instruments not carried at fair value on a recurring basis are summarized as follows:

Mortgage loans on real estate

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy. The estimated fair value was classified as Level 2.

Policy loans

Policy loans are funds provided to policyholders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates their carrying value. The estimated fair value is classified as Level 2.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Annuity contract benefits without life contingencies

The estimated fair value of annuity contract benefits without life contingencies is estimated by discounting the projected expected cash flows to the maturity of the contracts utilizing risk-free spot interest rates plus a provision for the Company’s credit risk. The estimated fair value was classified as Level 2.

Policyholders’ funds

The carrying amount of policyholders’ funds approximates the fair value since the Company can change the interest credited rates with 30 days notice. The estimated fair value was classified as Level 2.

6. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts. On existing business, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retains 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life. For new business-owned life insurance policies, the Company retains 100% of the first $250 per individual life. New term and business-owned life insurance policies are reinsured to GWL&A. The Company does not assume business under reinsurance agreements.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2015 and 2014, the reinsurance receivables had carrying values in the amounts of $5,266 and $4,519, respectively. Included in these amounts are $3,199 and $2,471 at December 31, 2015 and 2014, respectively, associated with reinsurance agreements with related parties. At December 31, 2015 and 2014, 23% and 28%, respectively, of the total reinsurance receivable was due from GWL&A. In addition, 38% and 27%, respectively, of the total reinsurance receivable was due from CLAC at December 31, 2015 and 2014.

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2015:

	Written and	Reinsurance
	earned direct	ceded	Net
Life insurance in-force:
Individual	$3,228,154	$(1,647,190)	$1,580,964

Premium income:
Life insurance	$21,111	$(7,352)	$13,759

The following tables summarize life insurance in-force and total premium income at and for the year ended December 31, 2014:

	Written and	Reinsurance
	earned direct	ceded	Net
Life insurance in-force:
Individual	$3,334,623	$(1,739,173)	$1,595,450

Premium income:
Life insurance	$20,802	$(7,347)	$13,455

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables summarize total premium income for the year ended December 31, 2013:

	Written and	Reinsurance
	earned direct	ceded	Net
Life insurance in-force:
Individual	$3,413,560	$(1,839,552)	$1,574,008

Premium income:
Life insurance (1)	$17,836	$35,069	$52,905

(1) Reinsurance ceded premium income includes the impact from the termination of the reinsurance agreement with CLAC. See Note 3 for additional discussion regarding the transaction.

Reinsurance recoveries for life and other policy benefits were $6,840, $4,976, and $3,879 for the years ended December 31, 2015, 2014, and 2013, respectively.

7. Deferred Acquisition Costs

The following table summarizes activity in DAC:

	2015	2014	2013
Balance, January 1,	$15,481	$12,761	$7,032
Capitalized additions	5,106	6,248	3,574
Amortization and writedowns	(3,499)	(1,184)	(608)
Unrealized investment (gains) losses	3,573	(2,344)	2,763

Balance, December 31,	$20,661	$15,481	$12,761

8. Stockholder’s Equity and Dividend Restrictions

The Company had 10,000 shares of $1,000 par value common stock authorized, 2,500 of which were issued and outstanding at December 31, 2015, and 2014.

The Company’s net income and capital and surplus, as determined in accordance with statutory accounting principles and practices as prescribed by the National Association of Insurance Commissioners (“NAIC”), is as follows:

	Year Ended December 31,				December 31,
	2015	2014	2013		2015	2014
Net income (loss)	$5,392	$1,510	$(4,477)	Capital and surplus	$88,786	$82,864

Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level risk-based capital (“ACL”), as determined in accordance with statutory accounting principles and practices as prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is 200% of ACL. The Company’s risk-based capital ratio was in excess of the required amount as of December 31, 2015.

Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Statutory capital and surplus and net gain from operations at and for the year ended December 31, 2015 were $88,786 and $7,778, respectively. Based on the as filed amounts, the Company may pay an amount less than $8,879 of dividends during the year ended December 31, 2016 without the approval of the New York Superintendent of Financial Services. Prior to any payments of dividends, the Company seeks approval from the Superintendent.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

9. Other Comprehensive Income

The following tables present the accumulated balances for each classification of other comprehensive income (loss):

	Year Ended December 31, 2015
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2015	$17,816	$(5,162)	$12,654
Other comprehensive income (loss) before reclassifications	(12,546)	3,295	(9,251)
Amounts reclassified from AOCI	(571)	—	(571)

Net current period other comprehensive income (loss)	(13,117)	3,295	(9,822)

Balances, December 31, 2015	$4,699	$(1,867)	$2,832

	Year Ended December 31, 2014
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2014	$4,483	$(2,224)	$2,259
Other comprehensive income (loss) before reclassifications	13,508	(2,938)	10,570
Amounts reclassified from AOCI	(175)	—	(175)

Net current period other comprehensive income (loss)	13,333	(2,938)	10,395

Balances, December 31, 2014	$17,816	$(5,162)	$12,654

	Year Ended December 31, 2013
	Unrealized holding gains / losses arising on fixed maturities, available-for-sale	Future policy benefits and DAC adjustments	Total
Balances, January 1, 2013	$22,426	$(5,346)	$17,080
Other comprehensive income (loss) before reclassifications	(16,206)	3,122	(13,084)
Amounts reclassified from AOCI	(1,737)	—	(1,737)

Net current period other comprehensive income (loss)	(17,943)	3,122	(14,821)

Balances, December 31, 2013	$4,483	$(2,224)	$2,259

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following tables present the composition of other comprehensive income (loss):

	Year Ended December 31, 2015
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available-for-sale	$(19,301)	$6,755	$(12,546)
Reclassification adjustment for (gains) losses, net, realized in net income	(878)	307	(571)

Net unrealized gains (losses) related to investments	(20,179)	7,062	(13,117)
Future policy benefits and DAC adjustments	5,070	(1,775)	3,295

Net unrealized gains (losses)	(15,109)	5,287	(9,822)

Other comprehensive income (loss)	$(15,109)	$5,287	$(9,822)

	Year Ended December 31, 2014
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available- for- sale	$20,782	$(7,274)	$13,508
Reclassification adjustment for (gains) losses, net, realized in net income	(269)	94	(175)

Net unrealized gains (losses) related to investments	20,513	(7,180)	13,333
Future policy benefits and DAC adjustments	(4,520)	1,582	(2,938)

Net unrealized gains (losses)	15,993	(5,598)	10,395

Other comprehensive income (loss)	$15,993	$(5,598)	$10,395

	Year Ended December 31, 2013
	Before-tax amount	Tax (expense) benefit	Net-of-tax amount
Unrealized holding gains (losses), net, arising on fixed maturities, available- for- sale	$(24,933)	$8,727	$(16,206)
Reclassification adjustment for (gains) losses, net, realized in net income	(2,672)	935	(1,737)

Net unrealized gains (losses) related to investments	(27,605)	9,662	(17,943)
Future policy benefits and DAC adjustments	4,805	(1,683)	3,122

Net unrealized gains (losses)	(22,800)	7,979	(14,821)

Other comprehensive income (loss)	$(22,800)	$7,979	$(14,821)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

The following table presents the reclassifications out of accumulated other comprehensive income (loss):

	Year Ended December 31,
	2015	2014
Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)		Affected line item in the statement where net income is presented
Unrealized holdings (gains) losses, net, arising on			Other realized investment (gains)
fixed maturities, available-for-sale	$(878)	$(269)	losses, net

	(878)	(269)	Total before tax
	(307)	(94)	Tax expense

Total reclassification	$(571)	$(175)	Net of tax

10. General Insurance Expenses

The following table summarizes the significant components of general insurance expenses:

	Year Ended December 31,
	2015	2014	2013
Commissions	$11,763	$11,759	$7,979
Compensation	7,263	6,732	6,552
Other	1,918	401	2,896

Total general insurance expenses	$20,944	$18,892	$17,427

11. Income Taxes

The provision for income taxes is comprised of the following:

	Year Ended December 31,
	2015	2014	2013
Current	$2,538	$1,849	$5,168
Deferred	1,163	2,296	(3,099)

Total income tax provision	$3,701	$4,145	$2,069

The following table presents a reconciliation between the statutory federal income tax rate and the Company’s effective income tax rate:

	Year Ended December 31,
	2015	2014	2013
Statutory federal income tax rate	35.0%	35.0%	35.0%
Income tax effect of:
State income taxes net of federal benefit	0.0%	0.0%	8.7%
Other, net	(2.4)%	(1.4)%	0.4%

Effective income tax rate	32.6%	33.6%	44.1%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements

(Dollars in Thousands, Except Share Amounts)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, is as follows:

	December 31,
	2015		2014
	Deferred tax asset	Deferred tax liability	Deferred tax asset	Deferred tax liability
Policyholder reserves	$3,280	$—	$4,882	$—
Deferred acquisition costs	322	—	1,398	—
Investment assets	—	3,545	—	11,499
Policyholder dividends	1,085	—	1,120	—
Deferred director’s fees	293	—	336	—
Earnings on participating business	5,958	—	7,017	—
Other	36	—	50	—

Total deferred taxes	$10,974	$3,545	$14,803	$11,499

The deferred tax liability amounts presented for investment assets above include $1,525 and $6,813 related to the unrealized (gains) losses on the Company’s fixed maturity and equity investments, which are classified as available-for-sale at December 31, 2015, and 2014, respectively.

The Company and its ultimate U.S. parent, Lifeco U.S., have entered into an income tax allocation agreement whereby Lifeco U.S. files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2011 and prior. Tax years 2012 through 2014 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local audits.

Included in due to parent and affiliates at December 31, 2015 is $1,804 of income taxes payable to affiliates related to the consolidated income tax return filed by GWL&A and certain subsidiaries. Included in due from parent and affiliates at December 31, 2014 is $2,853 of income taxes receivable from affiliates related to the consolidated income tax return filed by GWL&A and certain subsidiaries.

12. Commitments and Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations or cash flows.

The Company makes commitments to fund investments in the normal course of its business. The amounts of these unfunded commitments at December 31, 2015, and 2014, were zero and $6,000, respectively, all of which is due within one year from the dates indicated.

13. Subsequent Event

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s financial statements through March 31, 2016, the date on which the Company’s financial statements were issued. No subsequent event has occurred requiring its recognition or disclosure in the Company’s financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS GROWTH PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$426,068	$80,808	$319,328	$138,272	$404,487	$280,361
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York			7,237

Total assets	426,068	80,808	326,565	138,272	404,487	280,361

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	24	7	23	11	24	18

Total liabilities	24	7	23	11	24	18

NET ASSETS	$426,044	$80,801	$326,542	$138,261	$404,463	$280,343

NET ASSETS REPRESENTED BY:
Accumulation units	$426,044	$80,801	$307,113	$138,261	$404,463	$280,343
Contracts in payout phase			19,429

NET ASSETS	$426,044	$80,801	$326,542	$138,261	$404,463	$280,343

ACCUMULATION UNITS OUTSTANDING	37,924	4,630	22,629	18,534	27,060	17,470

UNIT VALUE (ACCUMULATION)	$11.23	$17.45	$13.57	$7.46	$14.95	$16.05

(1) Cost of investments:	$397,918	$63,223	$290,730	$148,069	$485,686	$324,601
Shares of investments:	14,146	2,603	17,150	10,227	44,547	16,215

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$1,256,363	$294,783	$674,246	$64,760	$238,668	$205,134
Investment income due and accrued	1
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York			4,249

Total assets	1,256,364	294,783	678,495	64,760	238,668	205,134

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	86	20	45	3	15	13

Total liabilities	86	20	45	3	15	13

NET ASSETS	$1,256,278	$294,763	$678,450	$64,757	$238,653	$205,121

NET ASSETS REPRESENTED BY:
Accumulation units	$1,256,278	$294,763	$658,604	$64,757	$238,653	$205,121
Contracts in payout phase			19,846

NET ASSETS	$1,256,278	$294,763	$678,450	$64,757	$238,653	$205,121

ACCUMULATION UNITS OUTSTANDING	49,986	16,212	38,701	4,615	17,553	9,209

UNIT VALUE (ACCUMULATION)	$25.13	$18.18	$17.02	$14.03	$13.60	$22.27

(1) Cost of investments:	$1,230,681	$194,858	$724,272	$46,388	$229,925	$210,606
Shares of investments:	23,589	15,109	97,294	7,557	23,819	11,149

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES

ASSETS:
Investments at fair value (1)	$1,540,061	$120,872	$103,615	$365,679	$33,310	$9,599
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	1,540,061	120,872	103,615	365,679	33,310	9,599

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	105	8	6	26	2

Total liabilities	105	8	6	26	2	0

NET ASSETS	$1,539,956	$120,864	$103,609	$365,653	$33,308	$9,599

NET ASSETS REPRESENTED BY:
Accumulation units	$1,539,956	$120,864	$103,609	$365,653	$33,308	$9,599
Contracts in payout phase

NET ASSETS	$1,539,956	$120,864	$103,609	$365,653	$33,308	$9,599

ACCUMULATION UNITS OUTSTANDING	76,558	12,235	7,243	22,135	1,614	1,249

UNIT VALUE (ACCUMULATION)	$20.11	$9.88	$14.30	$16.52	$20.64	$7.69

(1) Cost of investments:	$1,236,962	$137,609	$116,777	$356,712	$38,154	$10,405
Shares of investments:	174,018	8,010	7,216	13,554	2,090	590

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CORE EQUITY VIP	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL CAP INDEX VIP

ASSETS:
Investments at fair value (1)	$409,603	$202,904	$827,894	$144,960	$325,859	$940,904
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York				4,665

Total assets	409,603	202,904	827,894	149,625	325,859	940,904

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	26	14	54	10	24	60

Total liabilities	26	14	54	10	24	60

NET ASSETS	$409,577	$202,890	$827,840	$149,615	$325,835	$940,844

NET ASSETS REPRESENTED BY:
Accumulation units	$409,577	$202,890	$827,840	$127,827	$325,835	$940,844
Contracts in payout phase				21,788

NET ASSETS	$409,577	$202,890	$827,840	$149,615	$325,835	$940,844

ACCUMULATION UNITS OUTSTANDING	18,665	9,849	45,627	7,509	20,082	46,212

UNIT VALUE (ACCUMULATION)	$21.94	$20.60	$18.14	$17.02	$16.23	$20.36

(1) Cost of investments:	$436,240	$198,502	$713,144	$112,690	$300,212	$984,775
Shares of investments:	12,147	6,811	29,337	10,907	21,312	61,983

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	DEUTSCHE SMALL MID CAP GROWTH VIP	DEUTSCHE SMALL MID CAP VALUE VIP	DFA VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO

ASSETS:
Investments at fair value (1)	$36,217	$240,963	$5,516	$67,910	$563,825	$88,541
Investment income due and accrued					2,320	257
Receivable for investments sold					350
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	36,217	240,963	5,516	67,910	566,495	88,798

LIABILITIES:
Payable for investments purchased
Redemptions payable					350
Due to Great-West Life & Annuity Insurance Company of New York	3	16		5	40	6

Total liabilities	3	16	0	5	390	6

NET ASSETS	$36,214	$240,947	$5,516	$67,905	$566,105	$88,792

NET ASSETS REPRESENTED BY:
Accumulation units	$36,214	$240,947	$5,516	$67,905	$566,105	$88,792
Contracts in payout phase

NET ASSETS	$36,214	$240,947	$5,516	$67,905	$566,105	$88,792

ACCUMULATION UNITS OUTSTANDING	3,394	15,189	577	2,822	33,672	5,764

UNIT VALUE (ACCUMULATION)	$10.67	$15.86	$9.56	$24.06	$16.81	$15.40

(1) Cost of investments:	$36,269	$183,774	$6,289	$37,803	$587,672	$71,271
Shares of investments:	1,733	15,088	348	3,584	12,466	2,953

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GREAT-WEST SECURE- FOUNDATION BALANCED FUND	INVESCO V.I. COMSTOCK FUND

ASSETS:
Investments at fair value (1)	$1,308,825	$92,522	$24,601	$379,537	$7,066,757	$525,297
Investment income due and accrued
Receivable for investments sold	463
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York	10,620

Total assets	1,319,908	92,522	24,601	379,537	7,066,757	525,297

LIABILITIES:
Payable for investments purchased
Redemptions payable	463
Due to Great-West Life & Annuity Insurance Company of New York	89	7	2	25	398	34

Total liabilities	552	7	2	25	398	34

NET ASSETS	$1,319,356	$92,515	$24,599	$379,512	$7,066,359	$525,263

NET ASSETS REPRESENTED BY:
Accumulation units	$1,225,051	$92,515	$24,599	$379,512	$7,066,359	$525,263
Contracts in payout phase	94,304

NET ASSETS	$1,319,356	$92,515	$24,599	$379,512	$7,066,359	$525,263

ACCUMULATION UNITS OUTSTANDING	73,900	6,274	1,272	27,469	699,719	34,228

UNIT VALUE (ACCUMULATION)	$16.58	$14.75	$19.34	$13.82	$10.10	$15.35

(1) Cost of investments:	$1,323,823	$113,414	$22,992	$406,197	$7,468,012	$481,139
Shares of investments:	120,296	18,142	2,648	21,467	582,105	29,897

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND

ASSETS:
Investments at fair value (1)	$118,335	$934,018	$122,266	$696,652	$66,745	$33,103
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	118,335	934,018	122,266	696,652	66,745	33,103

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	8	57	8	46	5	2

Total liabilities	8	57	8	46	5	2

NET ASSETS	$118,327	$933,961	$122,258	$696,606	$66,740	$33,101

NET ASSETS REPRESENTED BY:
Accumulation units	$118,327	$933,961	$122,258	$696,606	$66,740	$33,101
Contracts in payout phase

NET ASSETS	$118,327	$933,961	$122,258	$696,606	$66,740	$33,101

ACCUMULATION UNITS OUTSTANDING	4,722	62,966	9,415	56,208	3,895	1,478

UNIT VALUE (ACCUMULATION)	$25.06	$14.83	$12.99	$12.39	$17.13	$22.40

(1) Cost of investments:	$90,481	$1,008,223	$125,625	$717,890	$70,666	$32,522
Shares of investments:	3,497	47,654	24,163	20,802	5,507	1,877

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	INVESCO V.I. TECHNOLOGY FUND	IVY FUNDS VIP INTERNATIONAL CORE EQUITY	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES

ASSETS:
Investments at fair value (1)	$234,172	$4,359	$438,707	$1,974,281	$509,178	$2,850,888
Investment income due and accrued
Receivable for investments sold					568	266
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York						1,564

Total assets	234,172	4,359	438,707	1,974,281	509,746	2,852,718

LIABILITIES:
Payable for investments purchased
Redemptions payable					568	266
Due to Great-West Life & Annuity Insurance Company of New York	17		31	123	33	189

Total liabilities	17	0	31	123	601	455

NET ASSETS	$234,155	$4,359	$438,676	$1,974,158	$509,145	$2,852,263

NET ASSETS REPRESENTED BY:
Accumulation units	$234,155	$4,359	$438,676	$1,974,158	$509,145	$2,844,957
Contracts in payout phase						7,307

NET ASSETS	$234,155	$4,359	$438,676	$1,974,158	$509,145	$2,852,263

ACCUMULATION UNITS OUTSTANDING	51,852	484	18,688	126,036	27,365	194,777

UNIT VALUE (ACCUMULATION)	$4.52	$9.01	$23.47	$15.66	$18.61	$14.61

(1) Cost of investments:	$192,383	$4,576	$389,714	$1,904,121	$514,011	$2,928,742
Shares of investments:	12,436	281	14,585	62,457	43,631	225,189

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES	JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO

ASSETS:
Investments at fair value (1)	$449,120	$281,942	$109,981	$376,981	$21,058	$46,010
Investment income due and accrued
Receivable for investments sold			61
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York			10,528

Total assets	449,120	281,942	120,570	376,981	21,058	46,010

LIABILITIES:
Payable for investments purchased
Redemptions payable			61
Due to Great-West Life & Annuity Insurance Company of New York	171	20	8	26	1	3

Total liabilities	171	20	69	26	1	3

NET ASSETS	$448,949	$281,922	$120,501	$376,955	$21,057	$46,007

NET ASSETS REPRESENTED BY:
Accumulation units	$429,549	$281,922	$88,594	$376,955	$21,057	$46,007
Contracts in payout phase	19,400		31,908

NET ASSETS	$448,949	$281,922	$120,501	$376,955	$21,057	$46,007

ACCUMULATION UNITS OUTSTANDING	25,921	10,509	4,047	45,194	2,295	4,505

UNIT VALUE (ACCUMULATION)	$16.57	$26.83	$21.89	$8.34	$9.18	$10.21

(1) Cost of investments:	$341,346	$210,846	$148,669	$435,179	$22,434	$51,378
Shares of investments:	11,161	9,142	3,819	13,541	1,079	2,238

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE PORTFOLIO	MFS UTILITIES SERIES	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND

ASSETS:
Investments at fair value (1)	$714,033	$1,305,975	$959,111	$266,293	$15,090	$792,993
Investment income due and accrued
Receivable for investments sold		108	218
Purchase payments receivable	923
Due from Great-West Life & Annuity Insurance Company of New York		1,887	4,991

Total assets	714,956	1,307,970	964,320	266,293	15,090	792,993

LIABILITIES:
Payable for investments purchased	923
Redemptions payable		108	218
Due to Great-West Life & Annuity Insurance Company of New York	46	91	63	16	1	52

Total liabilities	969	199	281	16	1	52

NET ASSETS	$713,987	$1,307,771	$964,039	$266,277	$15,089	$792,941

NET ASSETS REPRESENTED BY:
Accumulation units	$713,987	$1,299,120	$954,397	$266,277	$15,089	$792,941
Contracts in payout phase		8,651	9,641

NET ASSETS	$713,987	$1,307,771	$964,039	$266,277	$15,089	$792,941

ACCUMULATION UNITS OUTSTANDING	59,400	40,813	48,582	21,179	1,017	37,007

UNIT VALUE (ACCUMULATION)	$12.02	$31.83	$19.64	$12.57	$14.84	$21.43

(1) Cost of investments:	$922,892	$1,143,513	$953,817	$310,114	$12,908	$844,367
Shares of investments:	45,480	31,805	43,340	10,588	849	35,544

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	OPPENHEIMER GLOBAL FUND	OPPENHEIMER MAIN STREET SMALL CAP FUND	OPPENHIEMER INTERNATIONAL GROWTH FUND	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,016,739	$58,832	$335,894	$8,581	$697,480	$3,364,310
Investment income due and accrued					4,083	4,928
Receivable for investments sold						467
Purchase payments receivable		745
Due from Great-West Life & Annuity Insurance Company of New York	1,020				7,079

Total assets	1,017,759	59,577	335,894	8,581	708,642	3,369,705

LIABILITIES:
Payable for investments purchased		745
Redemptions payable						467
Due to Great-West Life & Annuity Insurance Company of New York	71	3	19		46	209

Total liabilities	71	748	19	0	46	676

NET ASSETS	$1,017,688	$58,829	$335,875	$8,581	$708,596	$3,369,029

NET ASSETS REPRESENTED BY:
Accumulation units	$1,013,011	$58,829	$335,875	$8,581	$680,470	$3,369,029
Contracts in payout phase	4,677				28,126

NET ASSETS	$1,017,688	$58,829	$335,875	$8,581	$708,596	$3,369,029

ACCUMULATION UNITS OUTSTANDING	42,921	5,743	28,751	1,566	39,887	275,415

UNIT VALUE (ACCUMULATION)	$23.60	$10.24	$11.68	$5.48	$17.06	$12.23

(1) Cost of investments:	$850,664	$70,259	$374,262	$9,248	$751,949	$3,481,153
Shares of investments:	26,756	2,759	152,679	1,242	96,072	328,225

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO

ASSETS:
Investments at fair value (1)	$13,291	$2,825,209	$3,556	$169,033	$131,333	$111,983
Investment income due and accrued	2	7,439
Receivable for investments sold		1,388
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York		3,271

Total assets	13,293	2,837,307	3,556	169,033	131,333	111,983

LIABILITIES:
Payable for investments purchased
Redemptions payable		1,388
Due to Great-West Life & Annuity Insurance Company of New York	1	189		12	9	8

Total liabilities	1	1,577	0	12	9	8

NET ASSETS	$13,292	$2,835,730	$3,556	$169,021	$131,324	$111,975

NET ASSETS REPRESENTED BY:
Accumulation units	$13,292	$2,820,731	$3,556	$169,021	$131,324	$111,975
Contracts in payout phase		14,999

NET ASSETS	$13,292	$2,835,730	$3,556	$169,021	$131,324	$111,975

ACCUMULATION UNITS OUTSTANDING	1,420	192,918	691	9,780	8,733	5,072

UNIT VALUE (ACCUMULATION)	$9.36	$14.62	$5.15	$17.28	$15.04	$22.08

(1) Cost of investments:	$13,862	$2,994,922	$6,020	$187,110	$120,347	$113,230
Shares of investments:	1,114	267,033	236	8,559	7,023	4,289

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL HEALTH CARE FUND	PUTNAM VT INVESTORS FUND

ASSETS:
Investments at fair value (1)	$298,671	$37,167	$505,426	$760,899	$731,169	$112,921
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	298,671	37,167	505,426	760,899	731,169	112,921

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	19	3	35	44	48	5

Total liabilities	19	3	35	44	48	5

NET ASSETS	$298,652	$37,164	$505,391	$760,855	$731,121	$112,916

NET ASSETS REPRESENTED BY:
Accumulation units	$298,652	$37,164	$505,391	$760,855	$731,121	$112,916
Contracts in payout phase

NET ASSETS	$298,652	$37,164	$505,391	$760,855	$731,121	$112,916

ACCUMULATION UNITS OUTSTANDING	18,586	4,356	45,817	49,566	39,547	10,650

UNIT VALUE (ACCUMULATION)	$16.07	$8.53	$11.03	$15.35	$18.49	$10.60

(1) Cost of investments:	$282,697	$63,484	$515,511	$730,677	$700,613	$112,838
Shares of investments:	7,577	1,771	51,999	35,309	36,395	6,725

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND

ASSETS:
Investments at fair value (1)	$108,344	$760,815	$5,414,685	$12,708,215	$1,004,878	$140,795
Investment income due and accrued			71
Receivable for investments sold			219	1,086
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York				14,383

Total assets	108,344	760,815	5,414,975	12,723,684	1,004,878	140,795

LIABILITIES:
Payable for investments purchased
Redemptions payable			219	1,086
Due to Great-West Life & Annuity Insurance Company of New York	8	77,111	2,505	836	66	9

Total liabilities	8	77,111	2,724	1,922	66	9

NET ASSETS	$108,336	$683,704	$5,412,251	$12,721,762	$1,004,812	$140,786

NET ASSETS REPRESENTED BY:
Accumulation units	$108,336	$634,250	$5,315,489	$12,661,599	$1,004,812	$140,786
Contracts in payout phase		49,454	96,762	60,164

NET ASSETS	$108,336	$683,704	$5,412,251	$12,721,762	$1,004,812	$140,786

ACCUMULATION UNITS OUTSTANDING	5,462	35,578	462,084	594,761	85,609	5,875

UNIT VALUE (ACCUMULATION)	$19.83	$17.83	$11.50	$21.29	$11.74	$23.96

(1) Cost of investments:	$142,100	$611,072	$5,414,685	$9,023,875	$1,058,250	$170,073
Shares of investments:	13,101	41,170	5,414,685	422,340	107,130	9,107

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND	THIRD AVENUE VALUE PORTFOLIO

ASSETS:
Investments at fair value (1)	$27,450	$44,584	$88,006	$606,962	$322,557	$89,969
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable				891
Due from Great-West Life & Annuity Insurance Company of New York						3,036

Total assets	27,450	44,584	88,006	607,853	322,557	93,005

LIABILITIES:
Payable for investments purchased				891
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	2	2	5	36	17	5

Total liabilities	2	2	5	927	17	5

NET ASSETS	$27,448	$44,582	$88,001	$606,926	$322,540	$93,000

NET ASSETS REPRESENTED BY:
Accumulation units	$27,448	$44,582	$88,001	$606,926	$322,540	$81,742
Contracts in payout phase						11,258

NET ASSETS	$27,448	$44,582	$88,001	$606,926	$322,540	$93,000

ACCUMULATION UNITS OUTSTANDING	1,122	3,240	6,267	58,317	34,065	8,383

UNIT VALUE (ACCUMULATION)	$24.46	$13.76	$14.04	$10.41	$9.47	$9.75

(1) Cost of investments:	$34,798	$47,865	$85,181	$730,531	$363,139	$74,414
Shares of investments:	2,261	1,144	2,336	45,982	20,415	6,104

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO

ASSETS:
Investments at fair value (1)	$174,345	$1,149,371	$283,903	$384,693	$44,030	$35,875
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York		7,270

Total assets	174,345	1,156,641	283,903	384,693	44,030	35,875

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	11	81	15	25	2	2

Total liabilities	11	81	15	25	2	2

NET ASSETS	$174,334	$1,156,560	$283,888	$384,668	$44,028	$35,873

NET ASSETS REPRESENTED BY:
Accumulation units	$174,334	$1,122,606	$283,888	$384,668	$44,028	$35,873
Contracts in payout phase		33,953

NET ASSETS	$174,334	$1,156,560	$283,888	$384,668	$44,028	$35,873

ACCUMULATION UNITS OUTSTANDING	6,911	23,866	39,132	38,802	3,920	3,388

UNIT VALUE (ACCUMULATION)	$25.23	$47.04	$7.25	$9.91	$11.23	$10.59

(1) Cost of investments:	$171,551	$745,897	$477,076	$504,380	$43,977	$37,125
Shares of investments:	9,713	56,675	17,364	50,418	1,653	1,728

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2015
	INVESTMENT DIVISIONS
	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

ASSETS:
Investments at fair value (1)	$6,790	$38,647	$37,163	$28,345	$95,675	$102,686
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York					5,503

Total assets	6,790	38,647	37,163	28,345	101,178	102,686

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York		2	2	2	7	7

Total liabilities	0	2	2	2	7	7

NET ASSETS	$6,790	$38,645	$37,161	$28,343	$101,171	$102,679

NET ASSETS REPRESENTED BY:
Accumulation units	$6,790	$38,645	$37,161	$28,343	$80,766	$102,679
Contracts in payout phase					20,404

NET ASSETS	$6,790	$38,645	$37,161	$28,343	$101,171	$102,679

ACCUMULATION UNITS OUTSTANDING	596	3,700	2,032	2,606	4,749	6,184

UNIT VALUE (ACCUMULATION)	$11.39	$10.44	$18.29	$10.88	$17.01	$16.60

(1) Cost of investments:	$6,712	$41,528	$42,554	$29,886	$96,704	$101,036
Shares of investments:	493	1,859	1,430	1,258	3,819	10,331

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS GROWTH PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO

INVESTMENT INCOME:
Dividends	$778	$		$1,137	$3,570	$5,714	$2,132

EXPENSES:
Mortality and expense risk	494		780	2,814	1,199	2,794	2,208

NET INVESTMENT INCOME (LOSS)	284		(780)	(1,677)	2,371	2,920	(76)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	214		11	5,798	30	(6,724)	4,806
Realized gain distributions			14,063			30,882	43,340

Net realized gain (loss) on investments	214		14,074	5,798	30	24,158	48,146

Change in net unrealized appreciation (depreciation) on investments	(2,484)		(7,534)	(13,071)	34	(25,700)	(65,754)

Net realized and unrealized gain (loss) on investments	(2,270)		6,540	(7,273)	64	(1,542)	(17,608)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,986)		$5,760	$(8,950)	$2,435	$1,378	$(17,684)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$		$		$12,210	$1,542	$605	$3,544

EXPENSES:
Mortality and expense risk		10,374		2,550	5,670	479	1,637	1,795

NET INVESTMENT INCOME (LOSS)		(10,374)		(2,550)	6,540	1,063	(1,032)	1,749

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		29,942		16,547	8,561	(883)	1,120	3,765
Realized gain distributions		139,102			66,835	5,794		10,900

Net realized gain (loss) on investments		169,044		16,547	75,396	4,911	1,120	14,665

Change in net unrealized appreciation (depreciation) on investments		(153,802)		(21,171)	(106,848)	(11,085)	(6,593)	(23,172)

Net realized and unrealized gain (loss) on investments		15,242		(4,624)	(31,452)	(6,174)	(5,473)	(8,507)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$4,868		$(7,174)	$(24,912)	$(5,111)	$(6,505)	$(6,758)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	BLACKROCK GLOBAL ALLOCATION VI FUND		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES

INVESTMENT INCOME:
Dividends	$34,405	$1,337	$		$		$205	$28

EXPENSES:
Mortality and expense risk	13,205	888		808		3,059	213	26

NET INVESTMENT INCOME (LOSS)	21,200	449		(808)		(3,059)	(8)	2

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	150,297	(1,528)		2,679		9,374	(50)	(2)
Realized gain distributions		6,283		20,305		57,120	2,361	66

Net realized gain (loss) on investments	150,297	4,755		22,984		66,494	2,311	64

Change in net unrealized appreciation (depreciation) on investments	(249,736)	(7,092)		(22,002)		(34,370)	(5,952)	(832)

Net realized and unrealized gain (loss) on investments	(99,439)	(2,337)		982		32,124	(3,641)	(768)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(78,239)	$(1,888)		$174		$29,065	$(3,649)	$(766)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DEUTSCHE CAPITAL GROWTH VIP	DEUTSCHE CORE EQUITY VIP	DEUTSCHE LARGE CAP VALUE VIP	DEUTSCHE SMALL CAP INDEX VIP

INVESTMENT INCOME:
Dividends	$3,270	$736	$4,862	$1,263	$5,741	$10,326

EXPENSES:
Mortality and expense risk	3,580	1,609	6,029	1,142	3,124	7,576

NET INVESTMENT INCOME (LOSS)	(310)	(873)	(1,167)	121	2,617	2,750

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	19,781	2,007	55,423	4,471	35,535	24,263
Realized gain distributions	47,546	15,793	90,012	342	17,373	74,369

Net realized gain (loss) on investments	67,327	17,800	145,435	4,813	52,908	98,632

Change in net unrealized appreciation (depreciation) on investments	(97,084)	(5,926)	(92,657)	1,659	(72,629)	(154,734)

Net realized and unrealized gain (loss) on investments	(29,757)	11,874	52,778	6,472	(19,721)	(56,102)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,067)	$11,001	$51,611	$6,593	$(17,104)	$(53,352)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

		DEUTSCHE SMALL MID CAP GROWTH VIP	DEUTSCHE SMALL MID CAP VALUE VIP	DFA VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO
		(1)		(2)
INVESTMENT INCOME:
Dividends	$		$726	$75	$421	$10,091	$770

EXPENSES:
Mortality and expense risk		134	2,097	10	590	4,911	840

NET INVESTMENT INCOME (LOSS)		(134)	(1,371)	65	(169)	5,180	(70)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		3,125	14,161		360	15,523	(3,553)
Realized gain distributions			20,866	390	10,981	29,302	7,987

Net realized gain (loss) on investments		3,125	35,027	390	11,341	44,825	4,434

Change in net unrealized appreciation (depreciation) on investments		(52)	(38,721)	(773)	(13,423)	(87,001)	(6,449)

Net realized and unrealized gain (loss) on investments		3,073	(3,694)	(383)	(2,082)	(42,176)	(2,015)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$2,939	$(5,065)	$(318)	$(2,251)	$(36,996)	$(2,085)

	(1) For the period August 25, 2015 to December 31, 2015.
	(2) For the period August 20, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR US GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GREAT-WEST SECURE- FOUNDATION BALANCED FUND	INVESCO V.I. COMSTOCK FUND

INVESTMENT INCOME:
Dividends	$86,116	$1,637	$1,126	$2,218	$110,133	$10,784

EXPENSES:
Mortality and expense risk	23,573	836	224	2,940	33,177	4,192

NET INVESTMENT INCOME (LOSS)	62,543	801	902	(722)	76,956	6,592

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(18,595)	(407)	74	8,993	(2,361)	66,727
Realized gain distributions		137	121	51,021	166,485	1,527

Net realized gain (loss) on investments	(18,595)	(270)	195	60,014	164,124	68,254

Change in net unrealized appreciation (depreciation) on investments	(36,868)	(7,792)	(3,335)	(89,424)	(393,921)	(107,440)

Net realized and unrealized gain (loss) on investments	(55,463)	(8,062)	(3,140)	(29,410)	(229,797)	(39,186)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,080	$(7,261)	$(2,238)	$(30,132)	$(152,841)	$(32,594)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND

INVESTMENT INCOME:
Dividends	$1,418	$28,301	$6,422	$9,705	$246	$

EXPENSES:
Mortality and expense risk	1,059	6,551	1,403	5,569	491		401

NET INVESTMENT INCOME (LOSS)	359	21,750	5,019	4,136	(245)		(401)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	439	19,708	1,453	37,774	(12)		3,548
Realized gain distributions	12,965	147,072			6,601		7,022

Net realized gain (loss) on investments	13,404	166,780	1,453	37,774	6,589		10,570

Change in net unrealized appreciation (depreciation) on investments	(22,081)	(227,508)	(8,265)	(65,662)	(9,642)		(11,151)

Net realized and unrealized gain (loss) on investments	(8,677)	(60,728)	(6,812)	(27,888)	(3,053)		(581)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,318)	$(38,978)	$(1,793)	$(23,752)	$(3,298)		$(982)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

		INVESCO V.I. TECHNOLOGY FUND		IVY FUNDS VIP INTERNATIONAL CORE EQUITY	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
				(1)
INVESTMENT INCOME:
Dividends	$		$		$8,925	$35,255	$11,591	$63,903

EXPENSES:
Mortality and expense risk		1,923		8	4,051	16,397	3,953	28,023

NET INVESTMENT INCOME (LOSS)		(1,923)		(8)	4,874	18,858	7,638	35,880

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		4,358		(1)	2,865	39,000	556	(45,026)
Realized gain distributions		22,128			15,139	65,228	2,246	15,320

Net realized gain (loss) on investments		26,486		(1)	18,004	104,228	2,802	(29,706)

Change in net unrealized appreciation (depreciation) on investments		(11,952)		(217)	(25,532)	(135,978)	(13,932)	(30,351)

Net realized and unrealized gain (loss) on investments		14,534		(218)	(7,528)	(31,750)	(11,130)	(60,057)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$12,611		$(226)	$(2,654)	$(12,892)	$(3,492)	$(24,177)

	(1) For the period August 20, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	JANUS ASPEN GLOBAL RESEARCH PORTFOLIO		JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO	JANUS ASPEN JANUS PORTFOLIO	JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO
			(1)					(2)
INVESTMENT INCOME:
Dividends	$2,981	$		$1,861	$730	$1,987	$

EXPENSES:
Mortality and expense risk	3,539		6	2,480	1,120	3,073		100

NET INVESTMENT INCOME (LOSS)	(558)		(6)	(619)	(390)	(1,086)		(100)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	37,686		184	6,859	(10,919)	(81,309)		(748)
Realized gain distributions				53,525	3,571	10,807

Net realized gain (loss) on investments	37,686		184	60,384	(7,348)	(70,502)		(748)

Change in net unrealized appreciation (depreciation) on investments	(53,091)		(54)	(46,616)	(1,858)	35,993		(1,376)

Net realized and unrealized gain (loss) on investments	(15,405)		130	13,768	(9,206)	(34,509)		(2,124)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,963)		$124	$13,149	$(9,596)	$(35,595)		$(2,224)

	(1) For the period January 1, 2015 to May 4, 2015.
	(2) For the period June 8, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO		LVIP BARON GROWTH OPPORTUNITIES FUND	MFS INTERNATIONAL VALUE PORTFOLIO	MFS UTILITIES SERIES	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
	(1)
INVESTMENT INCOME:
Dividends	$28	$9,310	$		$21,666	$11,014	$63

EXPENSES:
Mortality and expense risk	242	5,907		11,949	7,917	2,253	152

NET INVESTMENT INCOME (LOSS)	(214)	3,403		(11,949)	13,749	8,761	(89)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(16)	(40,472)		66,887	80,284	20,045	417
Realized gain distributions	1,974	2,076		108,931	12,398	19,331	345

Net realized gain (loss) on investments	1,958	(38,396)		175,818	92,682	39,376	762

Change in net unrealized appreciation (depreciation) on investments	(5,368)	(140,199)		(238,461)	(96,652)	(92,793)	(2,154)

Net realized and unrealized gain (loss) on investments	(3,410)	(178,595)		(62,643)	(3,970)	(53,417)	(1,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,624)	$(175,192)		$(74,592)	$9,779	$(44,656)	$(1,481)

	(1) For the period January 27, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND	OPPENHEIMER MAIN STREET SMALL CAP FUND	OPPENHIEMER INTERNATIONAL GROWTH FUND	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO

INVESTMENT INCOME:
Dividends	$7,393	$14,026	$544	$3,730	$245	$44,934

EXPENSES:
Mortality and expense risk	6,509	8,877	395	2,142	20	6,896

NET INVESTMENT INCOME (LOSS)	884	5,149	149	1,588	225	38,038

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	26,671	36,804	(65)	(8,980)	(1,739)	(32,065)
Realized gain distributions	57,233	69,923	8,974	22,766		11,293

Net realized gain (loss) on investments	83,904	106,727	8,909	13,786	(1,739)	(20,772)

Change in net unrealized appreciation (depreciation) on investments	(114,026)	(85,021)	(13,563)	(17,419)	816	(36,293)

Net realized and unrealized gain (loss) on investments	(30,122)	21,706	(4,654)	(3,633)	(923)	(57,065)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,238)	$26,855	$(4,505)	$(2,045)	$(698)	$(19,027)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO
		(1)
INVESTMENT INCOME:
Dividends	$116,196	$521	$143,227	$158	$1,940	$752

EXPENSES:
Mortality and expense risk	25,932	6	23,287	35	1,482	1,148

NET INVESTMENT INCOME (LOSS)	90,264	515	119,940	123	458	(396)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	11,288	(1)	(8,018)	(16)	(1,815)	1,804
Realized gain distributions			30,580	589	46,867	15,613

Net realized gain (loss) on investments	11,288	(1)	22,562	573	45,052	17,417

Change in net unrealized appreciation (depreciation) on investments	(116,022)	(571)	(149,958)	(1,386)	(46,993)	(27,152)

Net realized and unrealized gain (loss) on investments	(104,734)	(572)	(127,396)	(813)	(1,941)	(9,735)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,470)	$(57)	$(7,456)	$(690)	$(1,483)	$(10,131)

	(1) For the period October 26, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT AMERICAN GOVERNMENT INCOME FUND	PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL HEALTH CARE FUND

INVESTMENT INCOME:
Dividends	$		$		$		$4,608	$13,553	$

EXPENSES:
Mortality and expense risk		997		2,199		412	3,447	6,620		5,618

NET INVESTMENT INCOME (LOSS)		(997)		(2,199)		(412)	1,161	6,933		(5,618)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		1,201		27,429		(986)	(85)	7,625		17,939
Realized gain distributions		13,037								53,564

Net realized gain (loss) on investments		14,238		27,429		(986)	(85)	7,625		71,503

Change in net unrealized appreciation (depreciation) on investments		(12,123)		(32,202)		(14,295)	(10,932)	(48,662)		(25,766)

Net realized and unrealized gain (loss) on investments		2,115		(4,773)		(15,281)	(11,017)	(41,037)		45,737

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$1,118		$(6,972)		$(15,693)	$(9,856)	$(34,104)		$40,119

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	PUTNAM VT INVESTORS FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SENTINEL VARIABLE PRODUCTS BOND FUND

INVESTMENT INCOME:
Dividends	$743	$448	$12,405	$703	$199,817	$33,514

EXPENSES:
Mortality and expense risk	460	998	6,315	52,823	98,572	8,633

NET INVESTMENT INCOME (LOSS)	283	(550)	6,090	(52,120)	101,245	24,881

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2	11,015	14,826		258,040	(26,002)
Realized gain distributions		26,082	19,830

Net realized gain (loss) on investments	2	37,097	34,656		258,040	(26,002)

Change in net unrealized appreciation (depreciation) on investments	(1,412)	(53,645)	(52,899)		(383,020)	(24,255)

Net realized and unrealized gain (loss) on investments	(1,410)	(16,548)	(18,243)	0	(124,980)	(50,257)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,127)	$(17,098)	$(12,153)	$(52,120)	$(23,735)	$(25,376)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND		SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
					(1)
INVESTMENT INCOME:
Dividends	$3,941	$		$		$		$19,337	$24,052

EXPENSES:
Mortality and expense risk	1,035		206		177		616	4,401	1,945

NET INVESTMENT INCOME (LOSS)	2,906		(206)		(177)		(616)	14,936	22,107

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(157)		(1,192)		12		4,167	(4,369)	(5,985)
Realized gain distributions	14,323		4,548		3,341		6,628	19,751	1,562

Net realized gain (loss) on investments	14,166		3,356		3,353		10,795	15,382	(4,423)

Change in net unrealized appreciation (depreciation) on investments	(17,843)		(3,590)		(3,281)		(935)	(84,239)	(33,225)

Net realized and unrealized gain (loss) on investments	(3,677)		(234)		72		9,860	(68,857)	(37,648)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(771)		$(440)		$(105)		$9,244	$(53,921)	$(15,541)

	(1) For the period January 27, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE VST MID CAP GROWTH FUND	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF CAPITAL GROWTH PORTFOLIO
								(1)
INVESTMENT INCOME:
Dividends	$3,305	$		$14,552	$102	$27,139	$

EXPENSES:
Mortality and expense risk	812		1,272	9,396	2,265	3,292		36

NET INVESTMENT INCOME (LOSS)	2,493		(1,272)	5,156	(2,163)	23,847		(36)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,717		2,296	30,759	(11,359)	(36,583)		28
Realized gain distributions			9,633

Net realized gain (loss) on investments	1,717		11,929	30,759	(11,359)	(36,583)		28

Change in net unrealized appreciation (depreciation) on investments	(13,844)		(9,296)	(21,538)	(121,210)	(46,188)		53

Net realized and unrealized gain (loss) on investments	(12,127)		2,633	9,221	(132,569)	(82,771)		81

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,634)		$1,361	$14,377	$(134,732)	$(58,924)		$45

	(1) For the period October 26, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2015

	INVESTMENT DIVISIONS

	VANGUARD VIF MID-CAP INDEX PORTFOLIO		VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO		WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
			(1)
INVESTMENT INCOME:
Dividends	$328	$		$101	$		$		$119

EXPENSES:
Mortality and expense risk	195		8	204		314		115	832

NET INVESTMENT INCOME (LOSS)	133		(8)	(103)		(314)		(115)	(713)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2		3	(3)		(320)		589	10,337
Realized gain distributions	1,470			3,198		5,752		1,460	9,552

Net realized gain (loss) on investments	1,472		3	3,195		5,432		2,049	19,889

Change in net unrealized appreciation (depreciation) on investments	(2,024)		78	(4,050)		(5,387)		(1,885)	(22,070)

Net realized and unrealized gain (loss) on investments	(552)		81	(855)		45		164	(2,181)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(419)		$73	$(958)		$(269)		$49	$(2,894)

	(1) For the period August 20, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2015

INVESTMENT DIVISIONS

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

INVESTMENT INCOME:
Dividends	$341

EXPENSES:
Mortality and expense risk	1,101

NET INVESTMENT INCOME (LOSS)	(760)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(6,116)
Realized gain distributions

Net realized gain (loss) on investments	(6,116)

Change in net unrealized appreciation (depreciation) on investments	(9,033)

Net realized and unrealized gain (loss) on investments	(15,149)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,909)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS GROWTH PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$284	$264	$(780)	$(586)	$(1,677)	$(3,258)
Net realized gain (loss) on investments	214	249	14,074	1,504	5,798	36,933
Change in net unrealized appreciation (depreciation) on investments	(2,484)	3,781	(7,534)	7,279	(13,071)	(39,872)

Increase (decrease) in net assets resulting from operations	(1,986)	4,294	5,760	8,197	(8,950)	(6,197)

CONTRACT TRANSACTIONS:
Purchase payments received	65,001		141,408
Transfers for contract benefits and terminations					(9,139)	(31,227)
Net transfers	308,901		(141,088)		10,469	(68,174)
Contract charges					(19)	(31)
Adjustments to net assets allocated to contracts in payout phase					4,623	2,229

Increase (decrease) in net assets resulting from contract transactions	373,902	0	320	0	5,934	(97,203)

Total increase (decrease) in net assets	371,916	4,294	6,080	8,197	(3,016)	(103,400)

NET ASSETS:
Beginning of period	54,128	49,834	74,721	66,524	329,558	432,958

End of period	$426,044	$54,128	$80,801	$74,721	$326,542	$329,558

CHANGES IN UNITS OUTSTANDING:
Units issued	40,617		11,789		1,075	916
Units redeemed	(5,993)		(11,789)		(760)	(7,392)

Net increase (decrease)	34,624	0	0	0	315	(6,476)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	AB VPS INTERNATIONAL VALUE PORTFOLIO		AB VPS REAL ESTATE INVESTMENT PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,371	$4,073	$2,920	$6,962	$(76)	$(450)
Net realized gain (loss) on investments	30	4,352	24,158	73,653	48,146	61,186
Change in net unrealized appreciation (depreciation) on investments	34	(19,096)	(25,700)	(1,616)	(65,754)	(37,492)

Increase (decrease) in net assets resulting from operations	2,435	(10,671)	1,378	78,999	(17,684)	23,244

CONTRACT TRANSACTIONS:
Purchase payments received			44,015	13,992	36,094
Transfers for contract benefits and terminations	(1,001)	(104)	(13,217)	(3,217)	10,376	(20,447)
Net transfers		(14,823)	(2,529)	(76,154)	(18,757)	(64,410)
Contract charges	(4)	(6)			(20)	(30)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,005)	(14,933)	28,269	(65,379)	27,693	(84,887)

Total increase (decrease) in net assets	1,430	(25,604)	29,647	13,620	10,009	(61,643)

NET ASSETS:
Beginning of period	136,831	162,435	374,816	361,196	270,334	331,977

End of period	$138,261	$136,831	$404,463	$374,816	$280,343	$270,334

CHANGES IN UNITS OUTSTANDING:
Units issued			5,130	2,441	4,265	1,487
Units redeemed	(119)	(1,815)	(1,818)	(7,159)	(1,180)	(6,284)

Net increase (decrease)	(119)	(1,815)	3,312	(4,718)	3,085	(4,797)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,374)	$(7,554)	$(2,550)	$(2,351)	$6,540	$4,760
Net realized gain (loss) on investments	169,044	252,962	16,547	27,300	75,396	62,931
Change in net unrealized appreciation (depreciation) on investments	(153,802)	(131,428)	(21,171)	(4,942)	(106,848)	(12,955)

Increase (decrease) in net assets resulting from operations	4,868	113,980	(7,174)	20,007	(24,912)	54,736

CONTRACT TRANSACTIONS:
Purchase payments received	32,773	2,379	280	2,379	120	120
Transfers for contract benefits and terminations	(3,538)	(43,234)	(1,598)	(753)	(8,232)	(6,901)
Net transfers	(30,079)	(6,430)	(3,090)	11,045	(24,338)	99,377
Contract charges	(81)	(95)	(9)	(16)	(14)	(9)
Adjustments to net assets allocated to contracts in payout phase					(99)	1,060

Increase (decrease) in net assets resulting from contract transactions	(925)	(47,380)	(4,417)	12,655	(32,563)	93,647

Total increase (decrease) in net assets	3,943	66,600	(11,591)	32,662	(57,475)	148,383

NET ASSETS:
Beginning of period	1,252,335	1,185,735	306,354	273,692	735,925	587,542

End of period	$1,256,278	$1,252,335	$294,763	$306,354	$678,450	$735,925

CHANGES IN UNITS OUTSTANDING:
Units issued	77,116	11,077	902	3,148	5,557	8,455
Units redeemed	(75,493)	(8,909)	(1,089)	(2,210)	(6,672)	(3,293)

Net increase (decrease)	1,623	2,168	(187)	938	(1,115)	5,162

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND		AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,063	$864	$(1,032)	$1,846	$1,749	$644
Net realized gain (loss) on investments	4,911	2,731	1,120	15,716	14,665	102,585
Change in net unrealized appreciation (depreciation) on investments	(11,085)	3,053	(6,593)	(32,262)	(23,172)	(65,724)

Increase (decrease) in net assets resulting from operations	(5,111)	6,648	(6,505)	(14,700)	(6,758)	37,505

CONTRACT TRANSACTIONS:
Purchase payments received	22,014		94,287		1,890	4,230
Transfers for contract benefits and terminations	(1,661)	(1,824)	(1,346)	(28,934)	(9,444)	(1,958)
Net transfers	(21,191)	5,894	(7,000)	(84,619)	(32,599)	(151,242)
Contract charges			(23)	(28)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(838)	4,070	85,918	(113,581)	(40,153)	(148,970)

Total increase (decrease) in net assets	(5,949)	10,718	79,413	(128,281)	(46,911)	(111,465)

NET ASSETS:
Beginning of period	70,706	59,988	159,240	287,521	252,032	363,497

End of period	$64,757	$70,706	$238,653	$159,240	$205,121	$252,032

CHANGES IN UNITS OUTSTANDING:
Units issued	2,125	835	9,381	1,346	126	8,030
Units redeemed	(2,228)	(331)	(401)	(6,055)	(1,744)	(13,257)

Net increase (decrease)	(103)	504	8,980	(4,709)	(1,618)	(5,227)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP VALUE FUND		BLACKROCK GLOBAL ALLOCATION VI FUND		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II
	2015	2014	2015	2014	2015	2014
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,200	$11,820	$449	$1,880	$(808)	$(455)
Net realized gain (loss) on investments	150,297	81,784	4,755	6,704	22,984	8,041
Change in net unrealized appreciation (depreciation) on investments	(249,736)	93,305	(7,092)	(9,645)	(22,002)	(2,558)

Increase (decrease) in net assets resulting from operations	(78,239)	186,909	(1,888)	(1,061)	174	5,028

CONTRACT TRANSACTIONS:
Purchase payments received	60,641	4,789	2,670
Transfers for contract benefits and terminations	(44,301)	(30,991)	(7,967)	(1,477)	(2)
Net transfers	(165,679)	181,591	28,192	102,395	(2,878)	37,550
Contract charges	(25)	(37)			(7)	(2)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(149,364)	155,352	22,895	100,918	(2,887)	37,548

Total increase (decrease) in net assets	(227,603)	342,261	21,007	99,857	(2,713)	42,576

NET ASSETS:
Beginning of period	1,767,559	1,425,298	99,857	0	106,322	63,746

End of period	$1,539,956	$1,767,559	$120,864	$99,857	$103,609	$106,322

CHANGES IN UNITS OUTSTANDING:
Units issued	8,488	17,641	4,556	10,084	978	5,295
Units redeemed	(13,634)	(9,466)	(2,256)	(149)	(1,126)	(951)

Net increase (decrease)	(5,146)	8,175	2,300	9,935	(148)	4,344

	(1) For the period August 1, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND		DELAWARE VIP EMERGING MARKETS SERIES
	2015	2014	2015	2014	2015	2014
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,059)	$(2,791)	$(8)	$(26)	$2	$(1)
Net realized gain (loss) on investments	66,494	56,499	2,311	1,261	64
Change in net unrealized appreciation (depreciation) on investments	(34,370)	24,798	(5,952)	(1,115)	(832)	26

Increase (decrease) in net assets resulting from operations	29,065	78,506	(3,649)	120	(766)	25

CONTRACT TRANSACTIONS:
Purchase payments received					7,223
Transfers for contract benefits and terminations	(26,697)	(101)	(284)		(275)
Net transfers	16,046	101,197	25,762	147		3,392
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(10,651)	101,096	25,478	147	6,948	3,392

Total increase (decrease) in net assets	18,414	179,602	21,829	267	6,182	3,417

NET ASSETS:
Beginning of period	347,239	167,637	11,479	11,212	3,417	0

End of period	$365,653	$347,239	$33,308	$11,479	$9,599	$3,417

CHANGES IN UNITS OUTSTANDING:
Units issued	3,938	20,477	1,113	418	918	366
Units redeemed	(4,690)	(11,297)	(13)	(418)	(35)

Net increase (decrease)	(752)	9,180	1,100	0	883	366

	(1) For the period December 19, 2014 to December 31, 2014

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP GROWTH SERIES		DEUTSCHE CAPITAL GROWTH VIP
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(310)	$(1,033)	$(873)	$(1,829)	$(1,167)	$(970)
Net realized gain (loss) on investments	67,327	130,203	17,800	70,979	145,435	126,772
Change in net unrealized appreciation (depreciation) on investments	(97,084)	(101,850)	(5,926)	(77,984)	(92,657)	(47,553)

Increase (decrease) in net assets resulting from operations	(30,067)	27,320	11,001	(8,834)	51,611	78,249

CONTRACT TRANSACTIONS:
Purchase payments received	27,780	1,740	1,173	15,158	1,235	15,218
Transfers for contract benefits and terminations	(52,114)	(13,003)	(5,479)	(408)	(4,891)	(125,683)
Net transfers	(170)	(115,904)	6,714	(218,076)	19,714	69,844
Contract charges		(8)	(1)	(1)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(24,504)	(127,175)	2,407	(203,327)	16,058	(40,621)

Total increase (decrease) in net assets	(54,571)	(99,855)	13,408	(212,161)	67,669	37,628

NET ASSETS:
Beginning of period	464,148	564,003	189,482	401,643	760,171	722,543

End of period	$409,577	$464,148	$202,890	$189,482	$827,840	$760,171

CHANGES IN UNITS OUTSTANDING:
Units issued	3,142	2,232	2,645	2,248	7,325	9,409
Units redeemed	(2,184)	(7,308)	(1,798)	(12,711)	(6,308)	(11,881)

Net increase (decrease)	958	(5,076)	847	(10,463)	1,017	(2,472)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	DEUTSCHE CORE EQUITY VIP		DEUTSCHE LARGE CAP VALUE VIP		DEUTSCHE SMALL CAP INDEX VIP
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$121	$322	$2,617	$2,582	$2,750	$(204)
Net realized gain (loss) on investments	4,813	15,198	52,908	9,374	98,632	74,871
Change in net unrealized appreciation (depreciation) on investments	1,659	(5,307)	(72,629)	21,258	(154,734)	(32,764)

Increase (decrease) in net assets resulting from operations	6,593	10,213	(17,104)	33,214	(53,352)	41,903

CONTRACT TRANSACTIONS:
Purchase payments received					600	600
Transfers for contract benefits and terminations	(8,267)	(1,818)	(1,443)	(1,172)	(5,657)	(18,737)
Net transfers	(859)	(124,222)	(110,101)	98,840	58,457	405,321
Contract charges		(3)	(6)	(6)		(2)
Adjustments to net assets allocated to contracts in payout phase	251	1,137

Increase (decrease) in net assets resulting from contract transactions	(8,875)	(124,906)	(111,550)	97,662	53,400	387,182

Total increase (decrease) in net assets	(2,282)	(114,693)	(128,654)	130,876	48	429,085

NET ASSETS:
Beginning of period	151,897	266,590	454,489	323,613	940,796	511,711

End of period	$149,615	$151,897	$325,835	$454,489	$940,844	$940,796

CHANGES IN UNITS OUTSTANDING:
Units issued	542	1,312	42,521	8,543	4,831	26,447
Units redeemed	(977)	(10,369)	(49,719)	(1,364)	(3,093)	(3,548)

Net increase (decrease)	(435)	(9,057)	(7,198)	7,179	1,738	22,899

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	DEUTSCHE SMALL MID CAP GROWTH VIP	DEUTSCHE SMALL MID CAP VALUE VIP		DFA VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO
	2015	2015	2014	2015	2015	2014
	(1)			(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(134)	$(1,371)	$(53)	$65	$(169)	$80
Net realized gain (loss) on investments	3,125	35,027	20,585	390	11,341	2,327
Change in net unrealized appreciation (depreciation) on investments	(52)	(38,721)	(9,330)	(773)	(13,423)	4,337

Increase (decrease) in net assets resulting from operations	2,939	(5,065)	11,202	(318)	(2,251)	6,744

CONTRACT TRANSACTIONS:
Purchase payments received				5,834
Transfers for contract benefits and terminations			(309)			(2,552)
Net transfers	33,275	(21,720)	(31,364)		3,318
Contract charges		(5)	(6)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	33,275	(21,725)	(31,679)	5,834	3,318	(2,552)

Total increase (decrease) in net assets	36,214	(26,790)	(20,477)	5,516	1,067	4,192

NET ASSETS:
Beginning of period	0	267,737	288,214	0	66,838	62,646

End of period	$36,214	$240,947	$267,737	$5,516	$67,905	$66,838

CHANGES IN UNITS OUTSTANDING:
Units issued	38,613	486	438	577	302
Units redeemed	(35,219)	(1,709)	(2,514)			(105)

Net increase (decrease)	3,394	(1,223)	(2,076)	577	302	(105)

	(1) For the period August 25, 2015 to December 31, 2015
	(2) For the period August 20, 2015 to December 31, 2015

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF GROWTH AND INCOME PORTFOLIO		FEDERATED FUND FOR US GOVERNMENT SECURITIES II
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,180	$6,373	$(70)	$(39)	$62,543	$26,510
Net realized gain (loss) on investments	44,825	189,000	4,434	151	(18,595)	(1,613)
Change in net unrealized appreciation (depreciation) on investments	(87,001)	(157,448)	(6,449)	5,609	(36,868)	53,506

Increase (decrease) in net assets resulting from operations	(36,996)	37,925	(2,085)	5,721	7,080	78,403

CONTRACT TRANSACTIONS:
Purchase payments received	1,085	13,992
Transfers for contract benefits and terminations	(9,974)	(50,964)			(18,014)	(40,629)
Net transfers	51,560	(508,616)	22,589	(1)	(1,890,416)	1,662,795
Contract charges	(14)	(17)	(1)	(1)	(44)	(28)
Adjustments to net assets allocated to contracts in payout phase					8,346	845

Increase (decrease) in net assets resulting from contract transactions	42,657	(545,605)	22,588	(2)	(1,900,128)	1,622,983

Total increase (decrease) in net assets	5,661	(507,680)	20,503	5,719	(1,893,048)	1,701,386

NET ASSETS:
Beginning of period	560,444	1,068,124	68,289	62,570	3,212,404	1,511,018

End of period	$566,105	$560,444	$88,792	$68,289	$1,319,356	$3,212,404

CHANGES IN UNITS OUTSTANDING:
Units issued	16,724	7,400	69,089			95,753
Units redeemed	(15,264)	(42,698)	(67,223)		(99,999)	(5,853)

Net increase (decrease)	1,460	(35,298)	1,866	0	(99,999)	89,900

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	FEDERATED MANAGED TAIL RISK FUND II		FEDERATED MANAGED VOLATILITY FUND II		FRANKLIN SMALL CAP VALUE VIP FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$801	$1,184	$902	$611	$(722)	$(830)
Net realized gain (loss) on investments	(270)	(37,187)	195	10,647	60,014	38,451
Change in net unrealized appreciation (depreciation) on investments	(7,792)	34,304	(3,335)	(11,742)	(89,424)	(39,890)

Increase (decrease) in net assets resulting from operations	(7,261)	(1,699)	(2,238)	(484)	(30,132)	(2,269)

CONTRACT TRANSACTIONS:
Purchase payments received					44,942
Transfers for contract benefits and terminations	(445)	(29,045)			11,319	(21,235)
Net transfers		(101,614)		(41,400)	19,290	81,403
Contract charges	(8)	(9)	(1)	(1)	(4)	(6)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(453)	(130,668)	(1)	(41,401)	75,547	60,162

Total increase (decrease) in net assets	(7,714)	(132,367)	(2,239)	(41,885)	45,415	57,893

NET ASSETS:
Beginning of period	100,229	232,596	26,838	68,723	334,097	276,204

End of period	$92,515	$100,229	$24,599	$26,838	$379,512	$334,097

CHANGES IN UNITS OUTSTANDING:
Units issued					7,579	5,540
Units redeemed	(29)	(8,060)		(2,085)	(869)	(1,907)

Net increase (decrease)	(29)	(8,060)	0	(2,085)	6,710	3,633

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	GREAT-WEST SECUREFOUNDATION BALANCED FUND		INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND
	2015	2014	2015	2014	2015	2014
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$76,956	$18,512	$6,592	$3,212	$359	$18
Net realized gain (loss) on investments	164,124	33,639	68,254	65,786	13,404	1,243
Change in net unrealized appreciation (depreciation) on investments	(393,921)	(7,334)	(107,440)	(24,470)	(22,081)	7,309

Increase (decrease) in net assets resulting from operations	(152,841)	44,817	(32,594)	44,528	(8,318)	8,570

CONTRACT TRANSACTIONS:
Purchase payments received	2,833,939		66,256
Transfers for contract benefits and terminations	(135,367)	(3,579)	28,135	(38,171)		(441)
Net transfers	2,484,460	2,008,085	(113,402)	(47,570)
Contract charges	(13,155)				(18)	(19)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	5,169,877	2,004,506	(19,011)	(85,741)	(18)	(460)

Total increase (decrease) in net assets	5,017,036	2,049,323	(51,605)	(41,213)	(8,336)	8,110

NET ASSETS:
Beginning of period	2,049,323	0	576,868	618,081	126,663	118,553

End of period	$7,066,359	$2,049,323	$525,263	$576,868	$118,327	$126,663

CHANGES IN UNITS OUTSTANDING:
Units issued	513,945	200,579	9,163	4,518
Units redeemed	(14,452)	(353)	(7,162)	(9,400)	(1)	(17)

Net increase (decrease)	499,493	200,226	2,001	(4,882)	(1)	(17)

	(1) For the period August 22, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND		INVESCO V.I. INTERNATIONAL GROWTH FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,750	$6,915	$5,019	$3,160	$4,136	$5,505
Net realized gain (loss) on investments	166,780	160,724	1,453	(26)	37,774	50,114
Change in net unrealized appreciation (depreciation) on investments	(227,508)	(96,470)	(8,265)	(2,785)	(65,662)	(55,662)

Increase (decrease) in net assets resulting from operations	(38,978)	71,169	(1,793)	349	(23,752)	(43)

CONTRACT TRANSACTIONS:
Purchase payments received	123,528		8,716		62,861	1,250
Transfers for contract benefits and terminations	(65,745)	(37,719)			(14,975)	(6,533)
Net transfers	162,131	(145,286)	(27,606)	59,994	(1,250)	78,187
Contract charges	(12)	(17)	(15)	(16)	(7)	(10)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	219,902	(183,022)	(18,905)	59,978	46,629	72,894

Total increase (decrease) in net assets	180,924	(111,853)	(20,698)	60,327	22,877	72,851

NET ASSETS:
Beginning of period	753,037	864,890	142,956	82,629	673,729	600,878

End of period	$933,961	$753,037	$122,258	$142,956	$696,606	$673,729

CHANGES IN UNITS OUTSTANDING:
Units issued	23,106	709	387,238	6,119	26,720	23,095
Units redeemed	(4,361)	(11,926)	(387,921)	(1)	(21,166)	(18,956)

Net increase (decrease)	18,745	(11,217)	(683)	6,118	5,554	4,139

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(245)	$(434)	$(401)	$(538)	$(1,923)	$(1,918)
Net realized gain (loss) on investments	6,589	7,404	10,570	10,693	26,486	64,325
Change in net unrealized appreciation (depreciation) on investments	(9,642)	(4,731)	(11,151)	(9,116)	(11,952)	(42,428)

Increase (decrease) in net assets resulting from operations	(3,298)	2,239	(982)	1,039	12,611	19,979

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations			(20,121)	(1,476)	(6,785)	(35,218)
Net transfers	12	5,391	(12,245)	(12,072)	5,591	(125,024)
Contract charges					(28)	(33)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	12	5,391	(32,366)	(13,548)	(1,222)	(160,275)

Total increase (decrease) in net assets	(3,286)	7,630	(33,348)	(12,509)	11,389	(140,296)

NET ASSETS:
Beginning of period	70,026	62,396	66,449	78,958	222,766	363,062

End of period	$66,740	$70,026	$33,101	$66,449	$234,155	$222,766

CHANGES IN UNITS OUTSTANDING:
Units issued	108	760		183	1,113	228
Units redeemed	(108)	(228)	(1,302)	(755)	(3,029)	(43,653)

Net increase (decrease)	0	532	(1,302)	(572)	(1,916)	(43,425)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	IVY FUNDS VIP INTERNATIONAL CORE EQUITY	JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
	2015	2015	2014	2015	2014
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(8)	$4,874	$4,350	$18,858	$16,395
Net realized gain (loss) on investments	(1)	18,004	12,945	104,228	85,959
Change in net unrealized appreciation (depreciation) on investments	(217)	(25,532)	17,870	(135,978)	61,190

Increase (decrease) in net assets resulting from operations	(226)	(2,654)	35,165	(12,892)	163,544

CONTRACT TRANSACTIONS:
Purchase payments received	4,585			35,392	120
Transfers for contract benefits and terminations		(11,989)	(25)	(7,681)	(14,677)
Net transfers		(45,169)		(279,019)	308,719
Contract charges		(25)	(25)	(57)	(62)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	4,585	(57,183)	(50)	(251,365)	294,100

Total increase (decrease) in net assets	4,359	(59,837)	35,115	(264,257)	457,644

NET ASSETS:
Beginning of period	0	498,513	463,398	2,238,415	1,780,771

End of period	$4,359	$438,676	$498,513	$1,974,158	$2,238,415

CHANGES IN UNITS OUTSTANDING:
Units issued	484			14,557	33,521
Units redeemed		(2,500)	(2)	(25,463)	(13,597)

Net increase (decrease)	484	(2,500)	(2)	(10,906)	19,924

	(1) For the period August 20, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES		JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,638	$11,526	$35,880	$68,173	$(558)	$981
Net realized gain (loss) on investments	2,802	3,105	(29,706)	(10,601)	37,686	19,421
Change in net unrealized appreciation (depreciation) on investments	(13,932)	3,778	(30,351)	50,665	(53,091)	10,043

Increase (decrease) in net assets resulting from operations	(3,492)	18,409	(24,177)	108,237	(15,963)	30,445

CONTRACT TRANSACTIONS:
Purchase payments received	70,379		6,709	5,995	38,490
Transfers for contract benefits and terminations	(6,793)	(43,032)	(22,019)	(104,209)	(13,490)	(10,875)
Net transfers		4,534	(580,598)	767,379	6,037	(26,575)
Contract charges	(13)	(14)	(60)	(61)	(78)	(80)
Adjustments to net assets allocated to contracts in payout phase			3	323	(245)	666

Increase (decrease) in net assets resulting from contract transactions	63,573	(38,512)	(595,965)	669,427	30,714	(36,864)

Total increase (decrease) in net assets	60,081	(20,103)	(620,142)	777,664	14,751	(6,419)

NET ASSETS:
Beginning of period	449,064	469,167	3,472,405	2,694,741	434,198	440,617

End of period	$509,145	$449,064	$2,852,263	$3,472,405	$448,949	$434,198

CHANGES IN UNITS OUTSTANDING:
Units issued	6,936	451	30,396	64,592	10,453	2,401
Units redeemed	(309)	(1,991)	(66,996)	(19,544)	(3,651)	(3,994)

Net increase (decrease)	6,627	(1,540)	(36,600)	45,048	6,802	(1,593)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO		JANUS ASPEN JANUS PORTFOLIO		JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
	2015	2014	2015	2014	2015	2014
	(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6)	$(5)	$(619)	$(1,341)	$(390)	$10,509
Net realized gain (loss) on investments	184		60,384	29,960	(7,348)	(342)
Change in net unrealized appreciation (depreciation) on investments	(54)	54	(46,616)	3,507	(1,858)	(31,632)

Increase (decrease) in net assets resulting from operations	124	49	13,149	32,126	(9,596)	(21,465)

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations			(14,670)	(415)	(26,670)	(44,086)
Net transfers	(2,673)	2,500		(19,069)		(4,150)
Contract charges			(83)	(94)	(48)	(58)
Adjustments to net assets allocated to contracts in payout phase					1,072	1,081

Increase (decrease) in net assets resulting from contract transactions	(2,673)	2,500	(14,753)	(19,578)	(25,646)	(47,213)

Total increase (decrease) in net assets	(2,549)	2,549	(1,604)	12,548	(35,242)	(68,678)

NET ASSETS:
Beginning of period	2,549	0	283,526	270,978	155,743	224,421

End of period	$0	$2,549	$281,922	$283,526	$120,501	$155,743

CHANGES IN UNITS OUTSTANDING:
Units issued		229			90	147
Units redeemed	(229)		(530)	(782)	(1,033)	(1,759)

Net increase (decrease)	(229)	229	(530)	(782)	(943)	(1,612)

	(1) For the period January 1, 2015 to May 4, 2015.
	(2) For the period September 5, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES		JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
	2015	2014	2015	2015	2015	2014
			(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,086)	$14,287	$(100)	$(214)	$3,403	$7,955
Net realized gain (loss) on investments	(70,502)	15,723	(748)	1,958	(38,396)	463
Change in net unrealized appreciation (depreciation) on investments	35,993	(68,407)	(1,376)	(5,368)	(140,199)	(62,615)

Increase (decrease) in net assets resulting from operations	(35,595)	(38,397)	(2,224)	(3,624)	(175,192)	(54,197)

CONTRACT TRANSACTIONS:
Purchase payments received	314	300	33,919	30,135	39,318	3,476
Transfers for contract benefits and terminations	(23,199)			(284)	10,774	(41,030)
Net transfers	169,997	10,063	(10,638)	19,780	14,224	278,365
Contract charges	(10)	(23)			(6)	(10)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	147,102	10,340	23,281	49,631	64,310	240,801

Total increase (decrease) in net assets	111,507	(28,057)	21,057	46,007	(110,882)	186,604

NET ASSETS:
Beginning of period	265,448	293,505	0	0	824,869	638,265

End of period	$376,955	$265,448	$21,057	$46,007	$713,987	$824,869

CHANGES IN UNITS OUTSTANDING:
Units issued	31,825	2,754	3,438	4,531	21,906	22,549
Units redeemed	(15,408)	(1,709)	(1,143)	(26)	(14,310)	(7,817)

Net increase (decrease)	16,417	1,045	2,295	4,505	7,596	14,732

	(1) For the period June 8, 2015 to December 31, 2015.
	(2) For the period January 27, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS INTERNATIONAL VALUE PORTFOLIO		MFS UTILITIES SERIES
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(11,949)	$(13,036)	$13,749	$8,029	$8,761	$4,533
Net realized gain (loss) on investments	175,818	409,946	92,682	66,218	39,376	19,157
Change in net unrealized appreciation (depreciation) on investments	(238,461)	(356,193)	(96,652)	(67,637)	(92,793)	12,806

Increase (decrease) in net assets resulting from operations	(74,592)	40,717	9,779	6,610	(44,656)	36,496

CONTRACT TRANSACTIONS:
Purchase payments received	1,005	3,479	48,038	4,228	240	1,699
Transfers for contract benefits and terminations	(67,822)	(90,782)	13,684	(33,978)	(44,311)	(2,455)
Net transfers	(14,985)	(531,550)	92,833	114,107	(22,240)	19,798
Contract charges	(40)	(40)	(24)	(30)		(15)
Adjustments to net assets allocated to contracts in payout phase	301	593	(386)	1,255

Increase (decrease) in net assets resulting from contract transactions	(81,541)	(618,300)	154,145	85,582	(66,311)	19,027

Total increase (decrease) in net assets	(156,133)	(577,583)	163,924	92,192	(110,967)	55,523

NET ASSETS:
Beginning of period	1,463,904	2,041,487	800,115	707,923	377,244	321,721

End of period	$1,307,771	$1,463,904	$964,039	$800,115	$266,277	$377,244

CHANGES IN UNITS OUTSTANDING:
Units issued	1,406	4,756	46,265	14,851	2,206	3,538
Units redeemed	(4,050)	(22,911)	(36,983)	(10,131)	(6,401)	(2,318)

Net increase (decrease)	(2,644)	(18,155)	9,282	4,720	(4,195)	1,220

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO		NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(89)	$(25)	$884	$1,491	$5,149	$2,589
Net realized gain (loss) on investments	762	477	83,904	71,628	106,727	161,513
Change in net unrealized appreciation (depreciation) on investments	(2,154)	1,697	(114,026)	(21,582)	(85,021)	(151,454)

Increase (decrease) in net assets resulting from operations	(1,481)	2,149	(29,238)	51,537	26,855	12,648

CONTRACT TRANSACTIONS:
Purchase payments received			7,649		10,511	3,479
Transfers for contract benefits and terminations	(2,622)		(3,923)	(3,983)	(8,094)	(95,353)
Net transfers		(1)	67,276	257,669	(31,557)	(57,108)
Contract charges	(5)	(4)	(8)	(7)	(38)	(25)
Adjustments to net assets allocated to contracts in payout phase					234	282

Increase (decrease) in net assets resulting from contract transactions	(2,627)	(5)	70,994	253,679	(28,944)	(148,725)

Total increase (decrease) in net assets	(4,108)	2,144	41,756	305,216	(2,089)	(136,077)

NET ASSETS:
Beginning of period	19,197	17,053	751,185	445,969	1,019,777	1,155,854

End of period	$15,089	$19,197	$792,941	$751,185	$1,017,688	$1,019,777

CHANGES IN UNITS OUTSTANDING:
Units issued			7,100	18,564	3,712	8,374
Units redeemed	(157)		(4,233)	(3,940)	(4,341)	(9,884)

Net increase (decrease)	(157)	0	2,867	14,624	(629)	(1,510)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	OPPENHEIMER MAIN STREET SMALL CAP FUND		OPPENHIEMER INTERNATIONAL GROWTH FUND		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
	2015	2014	2015	2014	2015		2014
		(1)					(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$149	$(65)	$1,588	$2,128	$225	$
Net realized gain (loss) on investments	8,909	2	13,786	34,484	(1,739)		(1)
Change in net unrealized appreciation (depreciation) on investments	(13,563)	2,136	(17,419)	(61,473)	816		(1,483)

Increase (decrease) in net assets resulting from operations	(4,505)	2,073	(2,045)	(24,861)	(698)		(1,484)

CONTRACT TRANSACTIONS:
Purchase payments received	9,086	2,380	57,487	3,579	9,631
Transfers for contract benefits and terminations			(1,019)		(352)
Net transfers	15,487	34,308	10,405	90,924	(6,015)		7,499
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	24,573	36,688	66,873	94,503	3,264		7,499

Total increase (decrease) in net assets	20,068	38,761	64,828	69,642	2,566		6,015

NET ASSETS:
Beginning of period	38,761	0	271,047	201,405	6,015		0

End of period	$58,829	$38,761	$335,875	$271,047	$8,581		$6,015

CHANGES IN UNITS OUTSTANDING:
Units issued	2,253	3,530	53,436	12,985	1,627		813
Units redeemed	(40)		(47,201)	(5,924)	(874)

Net increase (decrease)	2,213	3,530	6,235	7,061	753		813

	(1) For the period August 13, 2014 to December 31, 2014.
	(2) For the period September 5, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2015	2014	2015	2014	2015
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$38,038	$85,337	$90,264	$12,501	$515
Net realized gain (loss) on investments	(20,772)	34,278	11,288	40,183	(1)
Change in net unrealized appreciation (depreciation) on investments	(36,293)	(52,226)	(116,022)	(48,917)	(571)

Increase (decrease) in net assets resulting from operations	(19,027)	67,389	(14,470)	3,767	(57)

CONTRACT TRANSACTIONS:
Purchase payments received	16,951	4,795	313,458		13,531
Transfers for contract benefits and terminations	(19,496)	(27,713)	(58,517)	(278,373)	(182)
Net transfers	(172,879)	(1,696,655)	(328,268)	(158,022)
Contract charges		(10)	(32)	(39)
Adjustments to net assets allocated to contracts in payout phase	7,297	2,443

Increase (decrease) in net assets resulting from contract transactions	(168,127)	(1,717,140)	(73,359)	(436,434)	13,349

Total increase (decrease) in net assets	(187,154)	(1,649,751)	(87,829)	(432,667)	13,292

NET ASSETS:
Beginning of period	895,750	2,545,501	3,456,858	3,889,525	0

End of period	$708,596	$895,750	$3,369,029	$3,456,858	$13,292

CHANGES IN UNITS OUTSTANDING:
Units issued	148,161	10,562	55,963	45,831	1,439
Units redeemed	(157,252)	(99,408)	(51,685)	(78,617)	(19)

Net increase (decrease)	(9,091)	(88,846)	4,278	(32,786)	1,420

	(1) For the period October 26, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER EMERGING MARKETS VCT PORTFOLIO		PIONEER FUND VCT PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$119,940	$53,474	$123	$(31)	$458	$696
Net realized gain (loss) on investments	22,562	26,809	573	22	45,052	30,914
Change in net unrealized appreciation (depreciation) on investments	(149,958)	75,975	(1,386)	(656)	(46,993)	(11,767)

Increase (decrease) in net assets resulting from operations	(7,456)	156,258	(690)	(665)	(1,483)	19,843

CONTRACT TRANSACTIONS:
Purchase payments received	89,337				912	2,439
Transfers for contract benefits and terminations	(127,987)	(242,141)	(2)		(19,553)	(18,903)
Net transfers	(108,160)	(2,590,734)			(87)	(39,969)
Contract charges	(28)	(52)
Adjustments to net assets allocated to contracts in payout phase	669	965

Increase (decrease) in net assets resulting from contract transactions	(146,169)	(2,831,962)	(2)	0	(18,728)	(56,433)

Total increase (decrease) in net assets	(153,625)	(2,675,704)	(692)	(665)	(20,211)	(36,590)

NET ASSETS:
Beginning of period	2,989,355	5,665,059	4,248	4,913	189,232	225,822

End of period	$2,835,730	$2,989,355	$3,556	$4,248	$169,021	$189,232

CHANGES IN UNITS OUTSTANDING:
Units issued	20,774	20,720			80	1,117
Units redeemed	(25,548)	(205,457)			(1,052)	(4,881)

Net increase (decrease)	(4,774)	(184,737)	0	0	(972)	(3,764)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(396)	$(264)	$(997)	$(1,262)	$(2,199)	$(1,885)
Net realized gain (loss) on investments	17,417	19,977	14,238	50,463	27,429	18,748
Change in net unrealized appreciation (depreciation) on investments	(27,152)	(3,274)	(12,123)	(37,831)	(32,202)	(4,665)

Increase (decrease) in net assets resulting from operations	(10,131)	16,439	1,118	11,370	(6,972)	12,198

CONTRACT TRANSACTIONS:
Purchase payments received			840	3,479	52,079
Transfers for contract benefits and terminations		(5,089)		(52,985)	30,726	(34,632)
Net transfers	4,821	5,627	(5,001)	(20,576)	(36,914)	125,073
Contract charges			(8)	(13)	(9)	(12)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	4,821	538	(4,169)	(70,095)	45,882	90,429

Total increase (decrease) in net assets	(5,310)	16,977	(3,051)	(58,725)	38,910	102,627

NET ASSETS:
Beginning of period	136,634	119,657	115,026	173,751	259,742	157,115

End of period	$131,324	$136,634	$111,975	$115,026	$298,652	$259,742

CHANGES IN UNITS OUTSTANDING:
Units issued	527	517	42	903	9,960	7,922
Units redeemed	(232)	(496)	(194)	(4,028)	(5,713)	(2,603)

Net increase (decrease)	295	21	(152)	(3,125)	4,247	5,319

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT AMERICAN GOVERNMENT INCOME FUND		PUTNAM VT EQUITY INCOME FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(412)	$(639)	$1,161	$(270)	$6,933	$581
Net realized gain (loss) on investments	(986)	(508)	(85)	14	7,625	19,085
Change in net unrealized appreciation (depreciation) on investments	(14,295)	(12,807)	(10,932)	840	(48,662)	37,168

Increase (decrease) in net assets resulting from operations	(15,693)	(13,954)	(9,856)	584	(34,104)	56,834

CONTRACT TRANSACTIONS:
Purchase payments received					123,772
Transfers for contract benefits and terminations	(1,639)	(2,239)	(3,683)		(170,778)	(75,631)
Net transfers		(4,497)	297,191	218,647	(66,792)	728,175
Contract charges					(4)	(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,639)	(6,736)	293,508	218,647	(113,802)	652,540

Total increase (decrease) in net assets	(17,332)	(20,690)	283,652	219,231	(147,906)	709,374

NET ASSETS:
Beginning of period	54,496	75,186	221,739	2,508	908,761	199,387

End of period	$37,164	$54,496	$505,391	$221,739	$760,855	$908,761

CHANGES IN UNITS OUTSTANDING:
Units issued		198	26,351	19,797	14,530	44,350
Units redeemed	(151)	(633)	(331)	(231)	(15,873)	(5,348)

Net increase (decrease)	(151)	(435)	26,020	19,566	(1,343)	39,002

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INVESTORS FUND		ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
	2015	2014	2015	2014	2015	2014
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,618)	$(2,664)	$283	$(103)	$(550)	$(1,848)
Net realized gain (loss) on investments	71,503	83,492	2	2	37,097	69,041
Change in net unrealized appreciation (depreciation) on investments	(25,766)	16,396	(1,412)	1,495	(53,645)	(65,782)

Increase (decrease) in net assets resulting from operations	40,119	97,224	(1,127)	1,394	(17,098)	1,411

CONTRACT TRANSACTIONS:
Purchase payments received	49,129	15,158	62,133
Transfers for contract benefits and terminations	29,518	(40,210)			(2)
Net transfers	10,129	320,037		50,516	(67,700)	(135,524)
Contract charges	(23)	(8)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	88,753	294,977	62,133	50,516	(67,702)	(135,524)

Total increase (decrease) in net assets	128,872	392,201	61,006	51,910	(84,800)	(134,113)

NET ASSETS:
Beginning of period	602,249	210,048	51,910	0	193,136	327,249

End of period	$731,121	$602,249	$112,916	$51,910	$108,336	$193,136

CHANGES IN UNITS OUTSTANDING:
Units issued	13,597	31,582	5,907	4,743	409	942
Units redeemed	(7,832)	(12,142)			(3,464)	(7,141)

Net increase (decrease)	5,765	19,440	5,907	4,743	(3,055)	(6,199)

	(1) For the period July 1, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	SCHWAB MARKETTRACK GROWTH PORTFOLIO II		SCHWAB MONEY MARKET PORTFOLIO		SCHWAB S&P 500 INDEX PORTFOLIO
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,090	$3,987	$(52,120)	$(49,044)	$101,245	$76,824
Net realized gain (loss) on investments	34,656	34,713			258,040	451,742
Change in net unrealized appreciation (depreciation) on investments	(52,899)	(3,260)			(383,020)	767,451

Increase (decrease) in net assets resulting from operations	(12,153)	35,440	(52,120)	(49,044)	(23,735)	1,296,017

CONTRACT TRANSACTIONS:
Purchase payments received	60	60	3,688,696	4,964,284	539,706	2,490
Transfers for contract benefits and terminations	(39,329)	(60,780)	(5,270,047)	(285,512)	(181,220)	(202,929)
Net transfers	16,978	99,147	(401,689)	(2,401,077)	709,534	107,731
Contract charges	(31)	(31)	(899)	(1,024)	(231)	(296)
Adjustments to net assets allocated to contracts in payout phase	7,803	(84,864)	(39,643)	1,718	10,982	4,687

Increase (decrease) in net assets resulting from contract transactions	(14,519)	(46,468)	(2,023,582)	2,278,389	1,078,771	(88,317)

Total increase (decrease) in net assets	(26,672)	(11,028)	(2,075,702)	2,229,345	1,055,036	1,207,700

NET ASSETS:
Beginning of period	710,376	721,404	7,487,953	5,258,608	11,666,726	10,459,026

End of period	$683,704	$710,376	$5,412,251	$7,487,953	$12,721,762	$11,666,726

CHANGES IN UNITS OUTSTANDING:
Units issued	1,654	3,285	1,164,648	829,490	307,251	79,648
Units redeemed	(1,621)	(3,260)	(1,345,820)	(636,471)	(219,850)	(60,615)

Net increase (decrease)	33	25	(181,172)	193,019	87,401	19,033

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	SENTINEL VARIABLE PRODUCTS BOND FUND		SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND		SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$24,881	$25,273	$2,906	$562	$(206)	$(244)
Net realized gain (loss) on investments	(26,002)	307	14,166	65,002	3,356	9,930
Change in net unrealized appreciation (depreciation) on investments	(24,255)	(26,634)	(17,843)	(44,126)	(3,590)	(7,915)

Increase (decrease) in net assets resulting from operations	(25,376)	(1,054)	(771)	21,438	(440)	1,771

CONTRACT TRANSACTIONS:
Purchase payments received	38,408		2,486	14,992
Transfers for contract benefits and terminations	7,528	(20,562)	(4,416)	140
Net transfers	90,255	827,376	(339)	(243,616)	(8,310)	(59,150)
Contract charges	(28)		(4)	(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	136,163	806,814	(2,273)	(228,488)	(8,310)	(59,150)

Total increase (decrease) in net assets	110,787	805,760	(3,044)	(207,050)	(8,750)	(57,379)

NET ASSETS:
Beginning of period	894,025	88,265	143,830	350,880	36,198	93,577

End of period	$1,004,812	$894,025	$140,786	$143,830	$27,448	$36,198

CHANGES IN UNITS OUTSTANDING:
Units issued	62,139	68,101	117	5,126		1,454
Units redeemed	(50,106)	(1,598)	(211)	(15,141)	(332)	(3,981)

Net increase (decrease)	12,033	66,503	(94)	(10,015)	(332)	(2,527)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		TEMPLETON FOREIGN VIP FUND
	2015	2015	2014	2015	2014
	(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(177)	$(616)	$(197)	$14,936	$5,856
Net realized gain (loss) on investments	3,353	10,795	5,886	15,382	5,028
Change in net unrealized appreciation (depreciation) on investments	(3,281)	(935)	3,760	(84,239)	(77,757)

Increase (decrease) in net assets resulting from operations	(105)	9,244	9,449	(53,921)	(66,873)

CONTRACT TRANSACTIONS:
Purchase payments received	12,369	19,330		100,541
Transfers for contract benefits and terminations		(1,992)		15,145	(23,505)
Net transfers	32,318	(18,740)	70,710	71,343	286,664
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	44,687	(1,402)	70,710	187,029	263,159

Total increase (decrease) in net assets	44,582	7,842	80,159	133,108	196,286

NET ASSETS:
Beginning of period	0	80,159	0	473,818	277,532

End of period	$44,582	$88,001	$80,159	$606,926	$473,818

CHANGES IN UNITS OUTSTANDING:
Units issued	3,240	1,348	6,568	117,430	23,236
Units redeemed		(1,458)	(191)	(98,266)	(4,310)

Net increase (decrease)	3,240	(110)	6,377	19,164	18,926

	(1) For the period January 27, 2015 to December 31, 2015.
	(2) For the period July 1, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO		TOUCHSTONE VST MID CAP GROWTH FUND
	2015	2014	2015	2014	2015	2014
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$22,107	$3,562	$2,493	$3,073	$(1,272)	$(1,191)
Net realized gain (loss) on investments	(4,423)	(157)	1,717	19,520	11,929	28,257
Change in net unrealized appreciation (depreciation) on investments	(33,225)	(7,357)	(13,844)	(16,100)	(9,296)	(10,326)

Increase (decrease) in net assets resulting from operations	(15,541)	(3,952)	(9,634)	6,493	1,361	16,740

CONTRACT TRANSACTIONS:
Purchase payments received	98,351				1,176	15,158
Transfers for contract benefits and terminations	(2,238)		(3,382)	(18,119)	(4,915)
Net transfers	(24,857)	270,777	(510)	(36,951)	7,305	50,580
Contract charges			(10)	(13)
Adjustments to net assets allocated to contracts in payout phase			4,437	1,282

Increase (decrease) in net assets resulting from contract transactions	71,256	270,777	535	(53,801)	3,566	65,738

Total increase (decrease) in net assets	55,715	266,825	(9,099)	(47,308)	4,927	82,478

NET ASSETS:
Beginning of period	266,825	0	102,099	149,407	169,407	86,929

End of period	$322,540	$266,825	$93,000	$102,099	$174,334	$169,407

CHANGES IN UNITS OUTSTANDING:
Units issued	11,410	26,958	204	212	574	4,143
Units redeemed	(4,022)	(281)	(370)	(5,060)	(457)	(1,245)

Net increase (decrease)	7,388	26,677	(166)	(4,848)	117	2,898

	(1) For the period June 2, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO		VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
	2015	2014	2015	2014	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,156	$4,996	$(2,163)	$(2,765)	$23,847	$29,725
Net realized gain (loss) on investments	30,759	109,973	(11,359)	(377)	(36,583)	4,940
Change in net unrealized appreciation (depreciation) on investments	(21,538)	133,012	(121,210)	(86,111)	(46,188)	(16,836)

Increase (decrease) in net assets resulting from operations	14,377	247,981	(134,732)	(89,253)	(58,924)	17,829

CONTRACT TRANSACTIONS:
Purchase payments received	5,375	5,665	58,921		57,881
Transfers for contract benefits and terminations	19,784	(122,531)	(17,520)		(1,344)	(66,306)
Net transfers	30,750	(38,272)	33,867	54,723	(65,359)	(155,726)
Contract charges	(46)	(75)			(8)	(12)
Adjustments to net assets allocated to contracts in payout phase	178	2,556

Increase (decrease) in net assets resulting from contract transactions	56,041	(152,657)	75,268	54,723	(8,830)	(222,044)

Total increase (decrease) in net assets	70,418	95,324	(59,464)	(34,530)	(67,754)	(204,215)

NET ASSETS:
Beginning of period	1,086,142	990,818	343,352	377,882	452,422	656,637

End of period	$1,156,560	$1,086,142	$283,888	$343,352	$384,668	$452,422

CHANGES IN UNITS OUTSTANDING:
Units issued	2,122	3,629	15,018	3,452	9,210	2,281
Units redeemed	(864)	(7,644)	(2,625)	(288)	(8,865)	(20,400)

Net increase (decrease)	1,258	(4,015)	12,393	3,164	345	(18,119)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO		VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
	2015	2015	2014	2015	2015	2014
	(1)		(2)	(3)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(36)	$133	$(24)	$(8)	$(103)	$(24)
Net realized gain (loss) on investments	28	1,472	1	3	3,195	1
Change in net unrealized appreciation (depreciation) on investments	53	(2,024)	774	78	(4,050)	1,169

Increase (decrease) in net assets resulting from operations	45	(419)	751	73	(958)	1,146

CONTRACT TRANSACTIONS:
Purchase payments received	45,746	8,716		6,899	11,632
Transfers for contract benefits and terminations	(1,763)			(182)
Net transfers			26,825			26,825
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	43,983	8,716	26,825	6,717	11,632	26,825

Total increase (decrease) in net assets	44,028	8,297	27,576	6,790	10,674	27,971

NET ASSETS:
Beginning of period	0	27,576	0	0	27,971	0

End of period	$44,028	$35,873	$27,576	$6,790	$38,645	$27,971

CHANGES IN UNITS OUTSTANDING:
Units issued	4,075	837	2,551	612	1,111	2,589
Units redeemed	(155)			(16)

Net increase (decrease)	3,920	837	2,551	596	1,111	2,589

	(1) For the period October 26, 2015 to December 31, 2015.
	(2) For the period October 29, 2014 to December 31, 2014.
	(3) For the period August 20, 2015 to December 31, 2015.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT DISCOVERY FUND		WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND		WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
	2015	2014	2015	2014	2015	2014
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(314)	$(302)	$(115)	$(42)	$(713)	$(1,032)
Net realized gain (loss) on investments	5,432	9,991	2,049	1	19,889	24,355
Change in net unrealized appreciation (depreciation) on investments	(5,387)	(11,335)	(1,885)	344	(22,070)	(11,490)

Increase (decrease) in net assets resulting from operations	(269)	(1,646)	49	303	(2,894)	11,833

CONTRACT TRANSACTIONS:
Purchase payments received	1,926	17,471	221		840	2,379
Transfers for contract benefits and terminations	(4,495)				(4,248)	(4,597)
Net transfers	(8,135)	(17,492)	12,200	15,570	(9,420)	(14,516)
Contract charges					(4)	(7)
Adjustments to net assets allocated to contracts in payout phase					7,892	1,936

Increase (decrease) in net assets resulting from contract transactions	(10,704)	(21)	12,421	15,570	(4,940)	(14,805)

Total increase (decrease) in net assets	(10,973)	(1,667)	12,470	15,873	(7,834)	(2,972)

NET ASSETS:
Beginning of period	48,134	49,801	15,873	0	109,005	111,977

End of period	$37,161	$48,134	$28,343	$15,873	$101,171	$109,005

CHANGES IN UNITS OUTSTANDING:
Units issued	119	2,169	1,840	1,466	1,214	2,906
Units redeemed	(657)	(2,249)	(700)		(1,700)	(3,543)

Net increase (decrease)	(538)	(80)	1,140	1,466	(486)	(637)

	(1) For the period August 13, 2014 to December 31, 2014.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2015 AND 2014

	INVESTMENT DIVISIONS

	WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
	2015	2014

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(760)	$(1,025)
Net realized gain (loss) on investments	(6,116)	(4,625)
Change in net unrealized appreciation (depreciation) on investments	(9,033)	13,485

Increase (decrease) in net assets resulting from operations	(15,909)	7,835

CONTRACT TRANSACTIONS:
Purchase payments received
Transfers for contract benefits and terminations	(29,682)	(50,751)
Net transfers	(21,677)	(4,000)
Contract charges	(4)	(5)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(51,363)	(54,756)

Total increase (decrease) in net assets	(67,272)	(46,921)

NET ASSETS:
Beginning of period	169,951	216,872

End of period	$102,679	$169,951

CHANGES IN UNITS OUTSTANDING:
Units issued
Units redeemed	(2,885)	(2,918)

Net increase (decrease)	(2,885)	(2,918)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2015

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. It is a funding vehicle for individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2015, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Series Account recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the year.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

Investment Division	Purchases	Sales
AB VPS Growth and Income Portfolio	$ 439,604	$ 65,400
AB VPS Growth Portfolio	155,472	141,872
AB VPS International Growth Portfolio	13,637	14,019
AB VPS International Value Portfolio	3,570	2,210

Investment Division	Purchases	Sales
AB VPS Real Estate Investment Portfolio	$ 93,301	$ 31,244
AB VPS Small/Mid Cap Value Portfolio	95,358	24,413
Alger Large Cap Growth Portfolio	1,050,283	922,538
Alger Mid Cap Growth Portfolio	21,391	28,372
American Century Investments VP Balanced Fund	174,785	133,911
American Century Investments VP Income & Growth Fund	29,350	23,334
American Century Investments VP International Fund	94,892	10,009
American Century Investments VP Mid Cap Value Fund	17,514	45,032
American Century Investments VP Value Fund	177,198	305,459
BlackRock Global Allocation VI Fund	53,490	23,866
Columbia Variable Portfolio - Large Cap Growth Fund II	43,322	26,717
Columbia Variable Portfolio - Seligman Global Technology Fund	119,758	76,362
Columbia Variable Portfolio - Small Cap Value Fund	28,328	496
Delaware VIP Emerging Markets Series	7,317	301
Delaware VIP Small Cap Value Series	91,671	68,964
Delaware VIP Smid Cap Growth Series	58,485	41,166
Deutsche Capital Growth VIP	221,616	116,743
Deutsche Core Equity VIP	8,737	17,407
Deutsche Large Cap Value VIP	467,367	558,957
Deutsche Small Cap Index VIP	215,500	85,020
Deutsche Small Mid Cap Growth VIP	405,255	372,111
Deutsche Small Mid Cap Value VIP	29,827	32,071
DFA VA US Targeted Value Portfolio	6,299	10
Dreyfus IP Midcap Stock Portfolio	14,720	593
Dreyfus VIF Appreciation Portfolio	327,181	252,388
Dreyfus VIF Growth and Income Portfolio	770,671	740,425
Federated Fund For US Government Securities II	116,644	1,962,856
Federated Managed Tail Risk Fund II	1,774	1,294
Federated Managed Volatility Fund II	1,247	226
Franklin Small Cap Value VIP Fund	142,291	16,458
Great-West SecureFoundation Balanced Fund	5,568,327	154,806
Invesco V.I. Comstock Fund	126,522	137,445
Invesco V.I. Core Equity Fund	14,383	1,084
Invesco V.I. Growth & Income Fund	463,887	75,187
Invesco V.I. High Yield Fund	3,777,580	3,791,474
Invesco V.I. International Growth Fund	345,944	295,209
Invesco V.I. Mid Cap Core Equity Fund	8,846	2,481
Invesco V.I. Small Cap Equity Fund	7,022	32,773
Invesco V.I. Technology Fund	35,499	16,525
Ivy Funds VIP International Core Equity	4,584	7
Janus Aspen Balanced Portfolio Institutional Shares	24,064	61,261
Janus Aspen Balanced Portfolio Service Shares	266,511	433,903
Janus Aspen Flexible Bond Portfolio Institutional Shares	84,217	10,779
Janus Aspen Flexible Bond Portfolio Service Shares	497,467	1,042,440
Janus Aspen Global Research Portfolio	113,556	83,177
Janus Aspen Global Technology Portfolio	-	2,679
Janus Aspen Janus Portfolio	55,386	17,246
Janus Aspen Overseas Portfolio Institutional Shares	4,302	27,848
Janus Aspen Overseas Portfolio Service Shares	303,792	146,974
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	33,919	10,737

Investment Division	Purchases	Sales
JPMorgan Insurance Trust Small Cap Core Portfolio	$51,916	$ 522
Lazard Retirement Emerging Markets Equity Portfolio	284,070	214,323
LVIP Baron Growth Opportunities Fund	149,003	133,941
MFS International Value Portfolio	746,851	566,199
MFS Utilities Series	59,585	97,827
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	409	2,781
NVIT Mid Cap Index Fund	257,127	128,045
Oppenheimer Global Fund	163,291	117,444
Oppenheimer Main Street Small Cap Fund	34,542	847
Oppenhiemer International Growth Fund	542,687	451,468
Pimco VIT Commodity RealReturn Strategy Portfolio	9,875	6,387
Pimco VIT High Yield Portfolio	1,824,978	1,951,119
Pimco VIT Low Duration Portfolio	714,452	697,711
Pimco VIT Real Return Portfolio	14,051	186
Pimco VIT Total Return Portfolio	404,147	400,608
Pioneer Emerging Markets VCT Portfolio	747	37
Pioneer Fund VCT Portfolio	50,041	21,454
Pioneer Mid Cap Value VCT Portfolio	24,884	4,853
Pioneer Select Mid Cap Growth VCT Portfolio	13,877	6,012
Prudential Series Fund Equity Portfolio	141,126	97,454
Prudential Series Fund Natural Resources Portfolio	-	2,054
Putnam VT American Government Income Fund	301,800	7,121
Putnam VT Equity Income Fund	186,625	293,546
Putnam VT Global Health Care Fund	294,190	157,511
Putnam VT Investors Fund	62,876	460
Royce Capital Fund - Small-Cap Portfolio	35,109	77,293
Schwab Markettrack Growth Portfolio II	49,355	45,795
Schwab Money Market Portfolio	10,331,840	12,368,368
Schwab S&P 500 Index Portfolio	4,015,335	2,846,761
Sentinel Variable Products Bond Fund	806,622	645,609
Sentinel Variable Products Common Stock Fund	21,074	6,124
Sentinel Variable Products Small Company Fund	4,548	8,517
T. Rowe Price Health Sciences Portfolio	48,028	175
T. Rowe Price Health Sciences Portfolio Class II	25,958	21,350
Templeton Foreign VIP Fund	1,065,843	844,141
Templeton Global Bond VIP Fund	135,997	41,079
Third Avenue Value Portfolio	3,305	4,720
Touchstone VST Mid Cap Growth Fund	24,531	12,611
Universal Institutional Funds U.S. Real Estate Portfolio	109,241	48,268
Van Eck VIP Global Hard Assets Fund	106,753	33,665
Van Eck VIP Unconstrained Emerging Markets Bond Fund	119,699	104,708
Vanguard VIF Capital Growth Portfolio	45,746	1,797
Vanguard VIF Mid-Cap Index Portfolio	10,514	196
Vanguard VIF REIT Index Portfolio	6,899	190
Vanguard VIF Small Company Growth Portfolio	14,931	205
Wells Fargo Advantage VT Discovery Fund	8,002	13,271
Wells Fargo Advantage VT Omega Growth Fund	21,737	7,971
Wells Fargo Advantage VT Opportunity Fund	27,680	31,679
Wells Fargo Advantage VT Small Cap Value Fund	341	52,477

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Schwab Select Annuity contract a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Acount. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice annuity contract, equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts and 1.00% for Schwab OneSource Choice annuity contracts. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

Effective for the year ending December 31, 2013, the financial highlights for the Schwab OneSource Annuity contract and the Schwab Select Annuity contract have been combined to be consistent with the presentation of the financial statements. All five years of financial highlight information have been combined for presentation purposes.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)	(b)
AB VPS GROWTH AND INCOME PORTFOLIO
2015	38	$16.54 to	$10.73	$426	0.89%	0.65 % to	0.85%	0.84 % to	1.05%
2014	3	$16.40 to	$16.40	$54	1.37%	0.85 % to	0.85%	8.61 % to	8.61%
2013	3	$15.10 to	$15.10	$50	1.32%	0.85 % to	0.85%	33.87 % to	33.87%
2012	3	$11.28 to	$11.28	$37	1.59%	0.85 % to	0.85%	16.53 % to	16.53%
2011	3	$9.68 to	$9.68	$32	1.32%	0.85 % to	0.85%	5.33 % to	5.33%
AB VPS GROWTH PORTFOLIO
2015	5	$17.47 to	$17.26	$81	0.00%	0.85 % to	0.85%	8.13 % to	8.15%
2014	5	$16.16 to	$15.96	$75	0.00%	0.85 % to	0.85%	12.38 % to	11.06%
2013	5	$14.37 to	$14.37	$67	0.28%	0.85 % to	0.85%	32.93 % to	32.93%
2012	4	$10.81 to	$10.81	$50	0.06%	0.85 % to	0.85%	12.72 % to	12.72%
2011	4	$9.59 to	$9.59	$41	0.00%	0.85 % to	0.85%	0.42 % to	0.42%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2015	23	$14.50 to	$8.45	$327	0.34%	0.65 % to	0.85%	(2.70) % to	(2.50) %
2014	22	$14.91 to	$8.67	$330	0.00%	0.65 % to	0.85%	(1.97) % to	(1.81) %
2013	29	$15.21 to	$8.83	$433	0.80%	0.65 % to	0.85%	12.58 % to	12.77%
2012	60	$13.51 to	$7.83	$727	1.70%	0.65 % to	0.85%	14.59 % to	14.81%
2011	59	$11.79 to	$6.82	$628	3.03%	0.65 % to	0.85%	(16.56) % to	(16.32) %
AB VPS INTERNATIONAL VALUE PORTFOLIO
2015	19	$7.98 to	$7.06	$138	2.49%	0.65 % to	0.85%	1.72 % to	1.94%
2014	19	$7.85 to	$6.92	$137	3.61%	0.65 % to	0.85%	(6.99) % to	(6.86) %
2013	20	$8.44 to	$7.43	$162	5.46%	0.65 % to	0.85%	21.97 % to	22.20%
2012	34	$6.92 to	$6.08	$221	1.55%	0.65 % to	0.85%	13.63 % to	13.86%
2011	37	$6.09 to	$5.34	$229	4.00%	0.65 % to	0.85%	(19.97) % to	(19.82) %
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
(Effective date 05/01/2008)
2015	27	$15.66 to	$11.15	$404	1.46%	0.49 % to	0.85%	(0.04) % to	0.31%
2014	24	$15.67 to	$15.88	$375	2.66%	0.65 % to	0.85%	24.27 % to	24.55%
2013	28	$12.61 to	$12.75	$361	1.53%	0.65 % to	0.85%	3.36 % to	3.49%
2012	19	$12.20 to	$12.32	$234	1.12%	0.65 % to	0.85%	20.20 % to	20.43%
2011	16	$10.15 to	$10.23	$162	1.35%	0.65 % to	0.85%	8.09 % to	8.37%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2015	17	$17.86 to	$9.84	$280	0.75%	0.49 % to	0.85%	(6.28) % to	(5.94) %
2014	14	$19.05 to	$17.83	$270	0.67%	0.65 % to	0.85%	8.24 % to	8.45%
2013	19	$17.60 to	$16.44	$332	0.52%	0.65 % to	0.85%	36.86 % to	37.23%
2012	17	$12.86 to	$11.98	$205	0.53%	0.65 % to	0.85%	17.77 % to	17.91%
2011	22	$10.92 to	$10.16	$231	0.50%	0.65 % to	0.85%	(9.15) % to	(8.96) %
ALGER LARGE CAP GROWTH PORTFOLIO
2015	50	$29.50 to	$10.83	$1,256	0.00%	0.49 % to	0.85%	0.85 % to	1.22%
2014	48	$29.25 to	$15.33	$1,252	0.17%	0.65 % to	0.85%	10.05 % to	10.29%
2013	46	$26.58 to	$13.90	$1,186	0.78%	0.65 % to	0.85%	33.90 % to	34.17%
2012	57	$19.85 to	$10.36	$1,121	1.15%	0.65 % to	0.85%	8.95 % to	9.17%
2011	60	$18.22 to	$9.49	$1,085	0.99%	0.65 % to	0.85%	(1.19) % to	(0.94) %
ALGER MID CAP GROWTH PORTFOLIO
2015	16	$22.12 to	$12.75	$295	0.00%	0.65 % to	0.85%	(2.40) % to	(2.20) %
2014	16	$22.66 to	$13.04	$306	0.00%	0.65 % to	0.85%	7.09 % to	7.33%
2013	15	$21.16 to	$12.15	$274	0.33%	0.65 % to	0.85%	34.69 % to	35.00%
2012	17	$15.71 to	$9.00	$216	0.00%	0.65 % to	0.85%	15.26 % to	15.38%
2011	22	$13.13 to	$13.13	$284	0.34%	0.85 % to	0.85%	(9.07) % to	(9.07) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)	(b)
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2015	39	$19.28 to	$14.63	$678	1.73%	0.65 % to	0.85%	(3.40) % to	(3.20) %
2014	40	$19.95 to	$15.12	$736	1.55%	0.65 % to	0.85%	8.90 % to	9.17%
2013	35	$18.32 to	$13.85	$588	1.60%	0.65 % to	0.85%	16.47 % to	16.68%
2012	35	$15.73 to	$11.87	$535	2.16%	0.65 % to	0.85%	10.85 % to	11.04%
2011	33	$14.19 to	$10.69	$447	1.94%	0.65 % to	0.85%	4.42 % to	4.70%
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
(Effective date 05/01/2008)
2015	5	$14.92 to	$10.02	$65	2.10%	0.65 % to	0.65%	(6.24) % to	(6.24) %
2014	5	$15.91 to	$10.69	$71	1.84%	0.65 % to	0.65%	11.81 % to	6.90%
2013	4	$14.24 to	$14.24	$60	2.23%	0.65 % to	0.65%	34.88 % to	34.88%
2012	4	$10.55 to	$10.55	$44	2.08%	0.65 % to	0.65%	14.05 % to	14.05%
2011	4	$9.25 to	$9.25	$41	1.58%	0.65 % to	0.65%	2.44 % to	2.44%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2015	18	$20.26 to	$9.35	$239	0.25%	0.65 % to	0.85%	(0.10) % to	0.11%
2014	9	$20.28 to	$9.41	$159	1.63%	0.65 % to	0.85%	(6.33) % to	(5.90) %
2013	13	$21.65 to	$21.65	$288	1.66%	0.85 % to	0.85%	21.42 % to	21.42%
2012	14	$17.83 to	$17.83	$242	0.90%	0.85 % to	0.85%	20.07 % to	20.07%
2011	16	$14.85 to	$14.85	$238	1.38%	0.85 % to	0.85%	(12.75) % to	(12.75) %
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2015	9	$25.36 to	$10.68	$205	1.51%	0.65 % to	0.85%	(2.41) % to	(2.22) %
2014	11	$25.98 to	$10.92	$252	0.93%	0.65 % to	0.85%	15.26 % to	9.20%
2013	16	$22.54 to	$22.75	$363	1.10%	0.65 % to	0.85%	28.80 % to	29.04%
2012	13	$17.50 to	$17.63	$218	1.89%	0.65 % to	0.85%	15.21 % to	15.46%
2011	8	$15.19 to	$15.27	$116	1.31%	0.65 % to	0.85%	(1.68) % to	(1.48) %
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2015	77	$22.76 to	$10.20	$1,540	2.11%	0.65 % to	0.85%	(4.70) % to	(4.51) %
2014	82	$23.88 to	$16.57	$1,768	1.56%	0.65 % to	0.85%	12.11 % to	12.34%
2013	74	$21.30 to	$14.75	$1,425	1.65%	0.65 % to	0.85%	30.59 % to	30.88%
2012	91	$16.31 to	$11.27	$1,318	1.94%	0.65 % to	0.85%	13.58 % to	13.84%
2011	87	$14.36 to	$9.90	$1,110	2.05%	0.65 % to	0.85%	0.21 % to	0.41%
BLACKROCK GLOBAL ALLOCATION VI FUND
(Effective date 05/01/2014)
2015	12	$9.89 to	$9.80	$121	1.05%	0.65 % to	0.85%	(1.55) % to	(1.35) %
2014	10	$10.04 to	$10.06	$100	2.18%	0.65 % to	0.85%	0.40 % to	0.60%
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II
(Effective date 05/01/2009)
2015	7	$22.62 to	$22.93	$104	0.00%	0.65 % to	0.85%	0.40 % to	0.60%
2014	7	$22.53 to	$22.79	$106	0.00%	0.65 % to	0.85%	7.90 % to	8.11%
2013	3	$20.88 to	$21.08	$64	0.21%	0.65 % to	0.85%	40.80 % to	41.10%
2012	1	$14.83 to	$14.83	$21	0.00%	0.85 % to	0.85%	10.18 % to	10.18%
2011	1	$13.46 to	$13.46	$8	0.00%	0.85 % to	0.85%	(12.88) % to	(12.88) %
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2015	22	$16.51 to	$16.67	$366	0.00%	0.65 % to	0.85%	8.89 % to	9.10%
2014	23	$15.16 to	$15.28	$347	0.00%	0.65 % to	0.85%	24.06 % to	24.33%
2013	14	$12.22 to	$12.29	$168	0.00%	0.65 % to	0.85%	24.44 % to	24.65%
2012	3	$9.82 to	$9.82	$25	0.00%	0.85 % to	0.85%	6.05 % to	6.05%
2011	3	$9.26 to	$9.27	$26	0.00%	0.65 % to	0.85%	(7.40) % to	(7.30) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
			(a)	(b)					(a)	(b)
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2015	2		$20.51 to	$20.78	$33	0.72%	0.65 % to	0.85%	(7.11) % to	(6.92) %
2014	1		$22.08 to	$22.33	$11	0.44%	0.65 % to	0.85%	2.17 % to	2.38%
2013	1		$21.61 to	$21.81	$11	0.63%	0.65 % to	0.85%	32.90 % to	33.15%
2012	5		$16.26 to	$16.38	$84	0.29%	0.65 % to	0.85%	10.31 % to	10.53%
2011	5		$14.74 to	$14.82	$78	0.56%	0.65 % to	0.85%	(6.94) % to	(6.73) %
DELAWARE VIP EMERGING MARKETS SERIES
(Effective date 05/01/2014)
2015	1		$7.57 to	$7.59	$10	0.33%	0.49 % to	0.69%	(15.10) % to	(14.92) %
2014	0	*	$9.34 to	$9.34	$3	0.00%	0.65 % to	0.65%	(6.60) % to	(6.60) %
DELAWARE VIP SMALL CAP VALUE SERIES
2015	19		$28.21 to	$9.59	$410	0.72%	0.49 % to	0.85%	(7.02) % to	(6.68) %
2014	18		$30.34 to	$10.26	$464	0.61%	0.65 % to	0.85%	4.95 % to	2.60%
2013	23		$28.91 to	$17.35	$564	0.63%	0.65 % to	0.85%	32.37 % to	32.65%
2012	17		$21.84 to	$13.08	$323	0.58%	0.65 % to	0.85%	12.98 % to	13.25%
2011	16		$19.33 to	$11.55	$287	0.53%	0.65 % to	0.85%	(2.18) % to	(2.04) %
DELAWARE VIP SMID CAP GROWTH SERIES
(Effective date 05/01/2006)
2015	10		$22.69 to	$11.87	$203	0.35%	0.65 % to	0.85%	6.63 % to	6.85%
2014	9		$20.94 to	$21.22	$189	0.08%	0.65 % to	0.85%	2.30 % to	2.51%
2013	19		$20.47 to	$20.70	$402	0.02%	0.65 % to	0.85%	40.11 % to	40.43%
2012	37		$14.85 to	$14.74	$538	0.26%	0.65 % to	0.85%	10.08 % to	10.25%
2011	25		$13.49 to	$13.37	$340	1.07%	0.65 % to	0.85%	7.23 % to	7.48%
DEUTSCHE CAPITAL GROWTH VIP
2015	46		$18.83 to	$17.45	$828	0.64%	0.65 % to	0.85%	7.70 % to	7.91%
2014	45		$17.49 to	$16.17	$760	0.67%	0.65 % to	0.85%	12.04 % to	12.29%
2013	47		$15.61 to	$14.40	$723	1.31%	0.65 % to	0.85%	33.53 % to	33.70%
2012	52		$11.69 to	$10.77	$601	0.82%	0.65 % to	0.85%	15.06 % to	15.31%
2011	71		$10.16 to	$9.34	$697	0.65%	0.65 % to	0.85%	(5.31) % to	(5.08) %
DEUTSCHE CORE EQUITY VIP
2015	8		$17.18 to	$17.45	$150	0.85%	0.65 % to	0.85%	4.36 % to	4.57%
2014	8		$15.78 to	$16.68	$152	0.99%	0.65 % to	0.85%	10.89 % to	11.05%
2013	17		$14.23 to	$15.02	$267	1.53%	0.65 % to	0.85%	36.17 % to	36.42%
2012	22		$10.45 to	$11.01	$250	1.21%	0.65 % to	0.85%	14.84 % to	15.05%
2011	13		$9.10 to	$9.57	$138	1.23%	0.65 % to	0.85%	(0.98) % to	(1.14) %
DEUTSCHE LARGE CAP VALUE VIP
2015	20		$16.43 to	$12.58	$326	1.29%	0.65 % to	0.85%	(7.66) % to	(7.47) %
2014	27		$17.79 to	$13.60	$454	1.34%	0.65 % to	0.85%	9.81 % to	10.03%
2013	20		$16.20 to	$12.36	$324	2.14%	0.65 % to	0.85%	29.81 % to	29.97%
2012	23		$12.48 to	$9.51	$284	1.97%	0.65 % to	0.85%	8.81 % to	9.18%
2011	26		$11.47 to	$8.71	$301	2.10%	0.65 % to	0.85%	(0.86) % to	(0.80) %
DEUTSCHE SMALL CAP INDEX VIP
2015	46		$26.63 to	$16.19	$941	1.05%	0.65 % to	0.85%	(5.41) % to	(5.22) %
2014	44		$28.15 to	$17.08	$941	0.73%	0.65 % to	0.85%	3.84 % to	4.08%
2013	22		$27.11 to	$16.41	$512	1.61%	0.65 % to	0.85%	37.47 % to	37.67%
2012	26		$19.72 to	$11.92	$446	0.84%	0.65 % to	0.85%	15.25 % to	15.50%
2011	22		$17.11 to	$10.32	$320	0.87%	0.65 % to	0.85%	(5.21) % to	(4.97) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)	(b)
DEUTSCHE SMALL MID CAP GROWTH VIP
(Effective date 04/29/2014)
2015	3	$10.67 to	$10.67	$36	0.00%	0.85 % to	0.85%	(1.73) % to	(1.73) %
DEUTSCHE SMALL MID CAP VALUE VIP
2015	15	$16.08 to	$15.82	$241	0.28%	0.65 % to	0.85%	(2.74) % to	(2.54) %
2014	16	$16.53 to	$16.23	$268	0.80%	0.65 % to	0.85%	4.62 % to	4.84%
2013	18	$15.80 to	$15.48	$288	1.29%	0.65 % to	0.85%	34.13 % to	34.38%
2012	27	$11.78 to	$11.52	$303	1.10%	0.65 % to	0.85%	12.73 % to	13.05%
2011	29	$10.45 to	$10.19	$299	1.07%	0.65 % to	0.85%	(6.86) % to	(6.68) %
DFA VA US TARGETED VALUE PORTFOLIO
(Effective date 05/29/2014)
2015	1	$9.56 to	$9.56	$6	1.33%	0.49 % to	0.49%	(5.69) % to	(5.69) %
DREYFUS IP MIDCAP STOCK PORTFOLIO
2015	3	$25.70 to	$10.44	$68	0.60%	0.65 % to	0.85%	(3.11) % to	(2.93) %
2014	3	$26.52 to	$26.52	$67	0.98%	0.85 % to	0.85%	11.10 % to	11.10%
2013	3	$23.87 to	$23.87	$63	1.34%	0.85 % to	0.85%	33.82 % to	33.82%
2012	3	$17.83 to	$17.83	$47	0.45%	0.85 % to	0.85%	18.71 % to	18.71%
2011	4	$15.02 to	$15.02	$53	0.50%	0.85 % to	0.85%	(0.46) % to	(0.46) %
DREYFUS VIF APPRECIATION PORTFOLIO
2015	34	$17.02 to	$15.08	$566	1.71%	0.65 % to	0.85%	(3.30) % to	(3.10) %
2014	32	$17.60 to	$15.56	$560	1.84%	0.65 % to	0.85%	7.19 % to	7.38%
2013	68	$16.42 to	$14.49	$1,068	1.85%	0.65 % to	0.85%	20.03 % to	20.35%
2012	101	$13.68 to	$12.04	$1,325	3.75%	0.65 % to	0.85%	9.53 % to	9.75%
2011	99	$12.49 to	$10.97	$1,181	1.61%	0.65 % to	0.85%	8.14 % to	8.29%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2015	6	$17.65 to	$10.73	$89	0.19%	0.85 % to	0.85%	0.72 % to	0.72%
2014	4	$17.52 to	$17.52	$68	0.79%	0.85 % to	0.85%	9.16 % to	9.16%
2013	4	$16.05 to	$16.05	$63	0.89%	0.85 % to	0.85%	35.67 % to	35.67%
2012	4	$11.83 to	$11.83	$51	1.39%	0.85 % to	0.85%	17.01 % to	17.01%
2011	5	$10.11 to	$10.11	$52	1.27%	0.85 % to	0.85%	(3.62) % to	(3.62) %
FEDERATED FUND FOR US GOVERNMENT SECURITIES II
2015	74	$19.62 to	$12.10	$1,319	3.07%	0.65 % to	0.85%	(0.33) % to	(0.13) %
2014	174	$19.69 to	$12.11	$3,212	1.96%	0.65 % to	0.85%	3.74 % to	3.95%
2013	84	$18.98 to	$11.65	$1,511	2.93%	0.65 % to	0.85%	(2.87) % to	(2.67) %
2012	80	$19.54 to	$11.97	$1,327	3.79%	0.65 % to	0.85%	2.09 % to	2.31%
2011	97	$19.14 to	$11.70	$1,560	3.76%	0.65 % to	0.85%	4.88 % to	5.03%
FEDERATED MANAGED TAIL RISK FUND II
2015	6	$14.75 to	$14.75	$93	1.66%	0.85 % to	0.85%	(7.27) % to	(7.27) %
2014	6	$15.90 to	$15.90	$100	1.79%	0.85 % to	0.85%	(1.79) % to	(1.79) %
2013	14	$16.19 to	$16.19	$233	0.97%	0.85 % to	0.85%	15.48 % to	15.48%
2012	14	$14.02 to	$14.02	$202	0.54%	0.85 % to	0.85%	9.19 % to	9.19%
2011	15	$12.84 to	$12.84	$188	0.73%	0.85 % to	0.85%	(6.07) % to	(6.07) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)	(b)
FEDERATED MANAGED VOLATILITY FUND II
2015	1	$19.33 to	$19.33	$25	4.27%	0.85 % to	0.85%	(8.34) % to	(8.34) %
2014	1	$21.10 to	$21.10	$27	2.87%	0.85 % to	0.85%	3.08 % to	3.08%
2013	3	$20.47 to	$20.47	$69	3.04%	0.85 % to	0.85%	20.70 % to	20.70%
2012	4	$16.96 to	$16.96	$65	2.98%	0.85 % to	0.85%	12.62 % to	12.62%
2011	4	$15.06 to	$15.06	$62	3.83%	0.85 % to	0.85%	3.86 % to	3.86%
FRANKLIN SMALL CAP VALUE VIP FUND
2015	27	$14.78 to	$9.18	$380	0.60%	0.49 % to	0.85%	(8.17) % to	(7.84) %
2014	21	$16.04 to	$16.25	$334	0.57%	0.65 % to	0.85%	(0.25) % to	(0.06) %
2013	17	$16.08 to	$16.26	$276	1.31%	0.65 % to	0.85%	35.13 % to	35.27%
2012	15	$11.90 to	$12.02	$184	0.78%	0.65 % to	0.85%	17.36 % to	17.61%
2011	22	$10.14 to	$10.22	$221	0.70%	0.65 % to	0.85%	(4.61) % to	(4.31) %
GREAT-WEST SECUREFOUNDATION BALANCED FUND
(Effective date 05/29/2014)
2015	700	$10.07 to	$10.10	$7,066	2.27%	0.65 % to	0.85%	(1.50) % to	(1.31) %
2014	200	$10.23 to	$10.24	$2,049	1.61%	0.65 % to	0.85%	2.30 % to	2.40%
INVESCO V.I. COMSTOCK FUND
2015	34	$17.46 to	$9.82	$525	2.00%	0.49 % to	0.85%	(6.78) % to	(6.45) %
2014	32	$18.73 to	$16.58	$577	1.38%	0.65 % to	0.85%	8.52 % to	8.72%
2013	37	$17.26 to	$15.25	$618	1.76%	0.65 % to	0.85%	34.74 % to	35.08%
2012	24	$12.48 to	$12.48	$291	1.74%	0.85 % to	0.85%	17.85 % to	17.85%
2011	27	$10.59 to	$10.59	$286	1.59%	0.85 % to	0.85%	(2.67) % to	(2.67) %
INVESCO V.I. CORE EQUITY FUND
2015	5	$25.06 to	$25.06	$118	1.14%	0.85 % to	0.85%	(6.57) % to	(6.57) %
2014	5	$26.82 to	$26.82	$127	0.86%	0.85 % to	0.85%	7.24 % to	7.24%
2013	5	$25.01 to	$25.01	$119	1.37%	0.85 % to	0.85%	28.13 % to	28.13%
2012	7	$19.52 to	$19.52	$131	0.82%	0.85 % to	0.85%	12.96 % to	12.96%
2011	9	$17.28 to	$17.28	$162	0.94%	0.85 % to	0.85%	(0.92) % to	(0.92) %
INVESCO V.I. GROWTH & INCOME FUND
2015	63	$18.51 to	$10.22	$934	3.07%	0.49 % to	0.85%	(3.88) % to	(3.54) %
2014	44	$19.25 to	$15.65	$753	1.63%	0.65 % to	0.85%	9.31 % to	9.59%
2013	55	$17.61 to	$14.28	$865	1.37%	0.65 % to	0.85%	33.01 % to	33.21%
2012	61	$13.24 to	$10.72	$769	1.54%	0.65 % to	0.85%	13.65 % to	13.80%
2011	60	$11.65 to	$9.42	$677	1.20%	0.65 % to	0.85%	(2.84) % to	(2.59) %
INVESCO V.I. HIGH YIELD FUND
2015	9	$20.11 to	$9.40	$122	2.59%	0.49 % to	0.85%	(3.99) % to	(3.64) %
2014	10	$20.94 to	$9.74	$143	2.72%	0.69 % to	0.85%	0.87 % to	(2.60) %
2013	4	$20.76 to	$20.76	$83	5.00%	0.85 % to	0.85%	6.08 % to	6.08%
2012	4	$19.57 to	$19.57	$84	4.82%	0.85 % to	0.85%	16.21 % to	16.21%
2011	5	$16.84 to	$16.84	$80	6.86%	0.85 % to	0.85%	0.12 % to	0.12%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2015	56	$13.49 to	$9.32	$697	1.38%	0.49 % to	0.85%	(3.17) % to	(2.82) %
2014	51	$13.93 to	$11.82	$674	1.61%	0.65 % to	0.85%	(0.50) % to	(0.25) %
2013	47	$14.00 to	$11.85	$601	1.28%	0.65 % to	0.85%	18.04 % to	18.15%
2012	62	$11.86 to	$10.03	$685	1.66%	0.65 % to	0.85%	14.48 % to	14.89%
2011	39	$10.36 to	$8.73	$362	1.48%	0.65 % to	0.85%	(7.50) % to	(7.42) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
			(a)	(b)					(a)	(b)
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2015	4		$18.16 to	$9.53	$67	0.35%	0.65 % to	0.85%	(4.84) % to	(4.65) %
2014	4		$19.08 to	$9.99	$70	0.04%	0.65 % to	0.85%	3.58 % to	(0.10) %
2013	3		$18.42 to	$18.60	$62	0.66%	0.65 % to	0.85%	27.74 % to	28.01%
2012	4		$14.42 to	$14.53	$48	0.07%	0.65 % to	0.85%	9.99 % to	10.24%
2011	0	*	$13.11 to	$13.11	$6	0.08%	0.85 % to	0.85%	(7.15) % to	(7.15) %
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2015	1		$22.39 to	$22.39	$33	0.00%	0.85 % to	0.85%	(6.33) % to	(6.33) %
2014	3		$23.90 to	$23.90	$66	0.00%	0.85 % to	0.85%	1.44 % to	1.44%
2013	3		$23.56 to	$23.56	$79	0.01%	0.85 % to	0.85%	36.34 % to	36.34%
2012	2		$17.28 to	$17.28	$49	0.00%	0.85 % to	0.85%	12.94 % to	12.94%
2011	4		$15.30 to	$15.30	$57	0.00%	0.85 % to	0.85%	(1.61) % to	(1.61) %
INVESCO V.I. TECHNOLOGY FUND
2015	52		$11.79 to	$4.36	$234	0.00%	0.85 % to	0.85%	5.91 % to	5.91%
2014	54		$4.11 to	$11.15	$223	0.00%	0.65 % to	0.85%	9.89 % to	11.50%
2013	97		$3.74 to	$3.74	$363	0.00%	0.85 % to	0.85%	24.25 % to	24.25%
2012	98		$3.01 to	$3.01	$296	0.00%	0.85 % to	0.85%	10.26 % to	10.26%
2011	98		$2.73 to	$2.73	$269	0.19%	0.85 % to	0.85%	(5.86) % to	(5.86) %
IVY FUNDS VIP INTERNATIONAL CORE EQUITY
(Effective date 05/01/2015)
2015	0	*	$9.00 to	$9.00	$4	0.00%	0.49 % to	0.49%	(9.96) % to	(9.96) %
JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES
2015	19		$23.47 to	$23.47	$439	1.87%	0.85 % to	0.85%	(0.23) % to	(0.23) %
2014	21		$23.53 to	$23.53	$499	1.76%	0.85 % to	0.85%	7.59 % to	7.59%
2013	21		$21.87 to	$21.87	$463	2.28%	0.85 % to	0.85%	19.12 % to	19.12%
2012	33		$18.36 to	$18.36	$613	2.86%	0.85 % to	0.85%	12.71 % to	12.71%
2011	34		$16.29 to	$16.29	$549	2.42%	0.85 % to	0.85%	0.74 % to	0.74%
JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2015	126		$16.60 to	$10.36	$1,974	1.61%	0.65 % to	0.85%	(0.44) % to	(0.24) %
2014	137		$16.67 to	$16.11	$2,238	1.54%	0.65 % to	0.85%	7.27 % to	7.54%
2013	117		$15.54 to	$14.98	$1,781	1.93%	0.65 % to	0.85%	18.81 % to	18.98%
2012	91		$13.08 to	$12.59	$1,175	2.54%	0.65 % to	0.85%	12.37 % to	12.61%
2011	91		$11.64 to	$11.18	$1,032	2.11%	0.65 % to	0.85%	0.52 % to	0.72%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2015	27		$21.78 to	$10.04	$509	2.34%	0.49 % to	0.85%	(0.63) % to	(0.27) %
2014	21		$21.91 to	$10.05	$449	3.35%	0.69 % to	0.85%	4.04 % to	0.50%
2013	22		$21.06 to	$21.06	$469	3.71%	0.85 % to	0.85%	(0.99) % to	(0.99) %
2012	29		$21.27 to	$21.27	$618	3.85%	0.85 % to	0.85%	7.42 % to	7.42%
2011	32		$19.80 to	$19.80	$633	7.44%	0.85 % to	0.85%	5.83 % to	5.83%
JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2015	195		$15.02 to	$9.97	$2,852	1.87%	0.65 % to	0.85%	(0.91) % to	(0.71) %
2014	231		$15.15 to	$10.04	$3,472	3.09%	0.65 % to	0.85%	3.77 % to	0.40%
2013	186		$14.60 to	$13.85	$2,695	3.40%	0.65 % to	0.85%	(1.15) % to	(0.93) %
2012	184		$14.77 to	$13.98	$2,674	3.45%	0.65 % to	0.85%	7.18 % to	7.37%
2011	170		$13.78 to	$13.02	$2,311	6.79%	0.65 % to	0.85%	5.43 % to	5.68%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)	(b)
JANUS ASPEN GLOBAL RESEARCH PORTFOLIO
2015	26	$20.90 to	$10.03	$449	0.66%	0.49 % to	0.85%	(3.12) % to	(2.76) %
2014	19	$21.57 to	$21.57	$434	1.05%	0.85 % to	0.85%	6.52 % to	6.52%
2013	21	$20.25 to	$20.25	$441	1.22%	0.85 % to	0.85%	27.36 % to	27.36%
2012	25	$15.90 to	$15.90	$398	0.89%	0.85 % to	0.85%	19.01 % to	19.01%
2011	26	$13.36 to	$13.36	$342	0.56%	0.85 % to	0.85%	(14.47) % to	(14.47) %
JANUS ASPEN JANUS PORTFOLIO
2015	11	$26.83 to	$26.83	$282	0.64%	0.85 % to	0.85%	4.45 % to	4.45%
2014	11	$25.68 to	$25.68	$284	0.37%	0.85 % to	0.85%	12.04 % to	12.04%
2013	12	$22.92 to	$22.92	$271	0.79%	0.85 % to	0.85%	29.20 % to	29.20%
2012	12	$17.74 to	$17.74	$217	0.55%	0.85 % to	0.85%	17.56 % to	17.56%
2011	13	$15.09 to	$15.09	$196	0.58%	0.85 % to	0.85%	(6.10) % to	(6.10) %
JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2015	4	$21.89 to	$21.89	$121	0.55%	0.85 % to	0.85%	(9.37) % to	(9.37) %
2014	5	$24.15 to	$24.15	$156	6.13%	0.85 % to	0.85%	(12.63) % to	(12.63) %
2013	7	$27.64 to	$27.64	$224	2.79%	0.85 % to	0.85%	13.60 % to	13.60%
2012	12	$24.33 to	$24.33	$344	0.68%	0.85 % to	0.85%	12.48 % to	12.48%
2011	14	$21.63 to	$21.63	$353	0.47%	0.85 % to	0.85%	(32.74) % to	(32.74) %
JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2015	45	$8.34 to	$8.34	$377	0.55%	0.85 % to	0.85%	(9.57) % to	(9.57) %
2014	29	$9.22 to	$9.22	$265	5.83%	0.85 % to	0.85%	(12.85) % to	(12.85) %
2013	28	$10.58 to	$10.58	$294	2.89%	0.85 % to	0.85%	13.28 % to	13.28%
2012	39	$9.34 to	$9.34	$366	0.52%	0.85 % to	0.85%	12.26 % to	12.26%
2011	81	$8.32 to	$8.32	$675	0.38%	0.85 % to	0.85%	(32.96) % to	(32.96) %
JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO
(Effective date 05/01/2015)
2015	2	$9.18 to	$9.18	$21	0.00%	0.65 % to	0.65%	(8.24) % to	(8.24) %
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
(Effective date 05/29/2014)
2015	5	$10.19 to	$10.25	$46	0.06%	0.49 % to	0.85%	(6.08) % to	(5.75) %
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2015	59	$12.86 to	$7.10	$714	1.21%	0.49 % to	0.85%	(20.73) % to	(20.45) %
2014	52	$16.23 to	$16.41	$825	1.77%	0.65 % to	0.85%	(5.42) % to	(5.25) %
2013	37	$17.16 to	$17.32	$638	1.07%	0.65 % to	0.85%	(2.11) % to	(1.93) %
2012	62	$17.53 to	$17.66	$1,081	1.66%	0.65 % to	0.85%	21.06 % to	21.29%
2011	67	$14.48 to	$14.56	$975	1.87%	0.65 % to	0.85%	(18.70) % to	(18.52) %
LVIP BARON GROWTH OPPORTUNITIES FUND
2015	41	$34.58 to	$17.82	$1,308	0.00%	0.65 % to	0.85%	(5.58) % to	(5.39) %
2014	43	$36.62 to	$18.84	$1,464	0.14%	0.65 % to	0.85%	3.98 % to	4.20%
2013	62	$35.22 to	$18.08	$2,041	0.46%	0.65 % to	0.85%	38.88 % to	39.18%
2012	69	$25.36 to	$12.99	$1,562	1.18%	0.65 % to	0.85%	17.24 % to	17.45%
2011	72	$21.63 to	$11.06	$1,380	0.00%	0.65 % to	0.85%	3.15 % to	3.36%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)	(b)
MFS INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2009)
2015	49	$21.17 to	$10.20	$964	2.17%	0.49 % to	0.85%	5.42 % to	5.80%
2014	39	$20.08 to	$9.63	$800	1.83%	0.65 % to	0.85%	0.25 % to	(3.70) %
2013	35	$20.03 to	$20.22	$708	1.22%	0.65 % to	0.85%	26.53 % to	26.85%
2012	38	$15.83 to	$15.94	$612	1.60%	0.65 % to	0.85%	14.96 % to	15.17%
2011	53	$13.77 to	$13.84	$724	1.07%	0.65 % to	0.85%	(2.62) % to	(2.40) %
MFS UTILITIES SERIES
(Effective date 05/01/2008)
2015	21	$12.47 to	$12.66	$266	3.60%	0.65 % to	0.85%	(15.47) % to	(15.32) %
2014	25	$14.75 to	$14.95	$377	2.00%	0.65 % to	0.85%	11.49 % to	11.73%
2013	24	$13.23 to	$13.38	$322	1.67%	0.65 % to	0.85%	19.19 % to	19.46%
2012	32	$11.10 to	$11.20	$350	7.29%	0.65 % to	0.85%	12.23 % to	12.45%
2011	21	$9.89 to	$9.96	$203	2.83%	0.65 % to	0.85%	5.66 % to	5.84%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2015	1	$14.84 to	$14.84	$15	0.35%	0.85 % to	0.85%	(9.29) % to	(9.29) %
2014	1	$16.35 to	$16.35	$19	0.71%	0.85 % to	0.85%	12.53 % to	12.53%
2013	1	$14.53 to	$14.53	$17	0.80%	0.85 % to	0.85%	35.54 % to	35.54%
2012	2	$10.72 to	$10.72	$18	0.34%	0.85 % to	0.85%	14.41 % to	14.41%
2011	2	$9.37 to	$9.37	$21	0.38%	0.85 % to	0.85%	(7.50) % to	(7.50) %
NVIT MID CAP INDEX FUND
2015	37	$28.13 to	$10.19	$793	0.89%	0.65 % to	0.85%	(3.60) % to	(3.39) %
2014	34	$29.18 to	$17.39	$751	1.02%	0.65 % to	0.85%	8.27 % to	8.48%
2013	20	$26.95 to	$16.03	$446	0.89%	0.65 % to	0.85%	31.66 % to	31.93%
2012	20	$20.47 to	$12.15	$349	0.94%	0.65 % to	0.85%	16.31 % to	16.49%
2011	20	$17.60 to	$10.43	$298	0.67%	0.65 % to	0.85%	(3.51) % to	(3.25) %
OPPENHEIMER GLOBAL FUND
2015	43	$27.90 to	$10.20	$1,018	1.32%	0.65 % to	0.85%	3.06 % to	3.27%
2014	44	$27.07 to	$9.88	$1,020	1.04%	0.65 % to	0.85%	1.42 % to	(1.20) %
2013	45	$26.69 to	$13.80	$1,156	1.37%	0.65 % to	0.85%	26.25 % to	26.49%
2012	55	$21.14 to	$10.91	$1,091	2.13%	0.65 % to	0.85%	20.18 % to	20.42%
2011	59	$17.59 to	$9.06	$1,011	1.24%	0.65 % to	0.85%	(9.05) % to	(8.85) %
OPPENHEIMER MAIN STREET SMALL CAP FUND
(Effective date 05/01/2014)
2015	6	$10.32 to	$10.24	$59	0.96%	0.49 % to	0.85%	(6.69) % to	(6.37) %
2014	4	$11.05 to	$10.93	$39	0.00%	0.65 % to	0.85%	10.50 % to	9.30%
OPPENHIEMER INTERNATIONAL GROWTH FUND
(Effective date 05/01/2008)
2015	29	$12.23 to	$9.27	$336	1.15%	0.49 % to	0.85%	2.56 % to	2.93%
2014	23	$11.93 to	$12.09	$271	1.57%	0.65 % to	0.85%	(7.95) % to	(7.78) %
2013	15	$12.96 to	$13.11	$201	1.43%	0.65 % to	0.85%	24.74 % to	25.10%
2012	8	$10.39 to	$10.48	$80	1.46%	0.65 % to	0.85%	21.24 % to	21.44%
2011	8	$8.57 to	$8.63	$65	0.95%	0.65 % to	0.85%	(7.95) % to	(7.80) %
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
(Effective date 05/01/2014)
2015	2	$5.47 to	$5.49	$9	2.77%	0.49 % to	0.69%	(26.22) % to	(26.06) %
2014	1	$7.40 to	$7.40	$6	0.20%	0.65 % to	0.65%	(26.00) % to	(26.00) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)	(b)
PIMCO VIT HIGH YIELD PORTFOLIO
2015	40	$19.21 to	$9.68	$709	5.12%	0.65 % to	0.85%	(2.48) % to	(2.26) %
2014	49	$19.70 to	$14.90	$896	5.22%	0.65 % to	0.85%	2.50 % to	2.62%
2013	138	$19.22 to	$14.52	$2,546	5.45%	0.65 % to	0.85%	4.80 % to	5.07%
2012	156	$18.34 to	$13.82	$2,736	5.73%	0.65 % to	0.85%	13.35 % to	13.56%
2011	101	$16.18 to	$12.17	$1,549	6.92%	0.65 % to	0.85%	2.47 % to	2.70%
PIMCO VIT LOW DURATION PORTFOLIO
2015	275	$13.22 to	$9.92	$3,369	3.36%	0.49 % to	0.85%	(0.53) % to	(0.18) %
2014	271	$13.29 to	$12.05	$3,457	1.12%	0.65 % to	0.85%	0.00 % to	0.25%
2013	304	$13.29 to	$12.02	$3,890	1.45%	0.65 % to	0.85%	(0.97) % to	(0.83) %
2012	252	$13.42 to	$12.12	$3,247	1.90%	0.65 % to	0.85%	4.93 % to	5.21%
2011	243	$12.79 to	$11.52	$2,995	1.68%	0.65 % to	0.85%	0.24 % to	0.44%
PIMCO VIT REAL RETURN PORTFOLIO
(Effective date 05/29/2014)
2015	1	$9.34 to	$9.37	$13	8.86%	0.49 % to	0.69%	(3.38) % to	(3.17) %
PIMCO VIT TOTAL RETURN PORTFOLIO
2015	193	$15.72 to	$10.08	$2,836	4.91%	0.49 % to	0.85%	(0.40) % to	(0.05) %
2014	198	$15.78 to	$13.83	$2,989	1.99%	0.65 % to	0.85%	3.34 % to	3.60%
2013	382	$15.27 to	$13.35	$5,665	2.20%	0.65 % to	0.85%	(2.74) % to	(2.55) %
2012	415	$15.70 to	$13.70	$6,298	2.57%	0.65 % to	0.85%	8.65 % to	8.82%
2011	420	$14.45 to	$12.59	$5,898	2.62%	0.65 % to	0.85%	2.70 % to	2.94%
PIONEER EMERGING MARKETS VCT PORTFOLIO
(Effective date 05/01/2008)
2015	1	$5.15 to	$5.15	$4	3.81%	0.85 % to	0.85%	(16.31) % to	(16.31) %
2014	1	$6.15 to	$6.15	$4	0.21%	0.85 % to	0.85%	(13.50) % to	(13.50) %
2013	1	$7.11 to	$7.11	$5	0.92%	0.85 % to	0.85%	(3.00) % to	(3.00) %
2012	1	$7.33 to	$7.33	$5	0.21%	0.85 % to	0.85%	10.73 % to	10.73%
2011	1	$6.62 to	$6.62	$5	0.00%	0.85 % to	0.85%	(24.26) % to	(24.26) %
PIONEER FUND VCT PORTFOLIO
2015	10	$20.44 to	$14.45	$169	1.09%	0.65 % to	0.85%	(0.91) % to	(0.71) %
2014	11	$20.63 to	$14.55	$189	1.16%	0.65 % to	0.85%	10.09 % to	10.31%
2013	15	$18.74 to	$13.19	$226	1.26%	0.65 % to	0.85%	32.16 % to	32.43%
2012	15	$14.18 to	$9.96	$181	1.53%	0.65 % to	0.85%	9.33 % to	9.57%
2011	21	$12.97 to	$9.09	$213	1.62%	0.65 % to	0.85%	(5.12) % to	(4.92) %
PIONEER MID CAP VALUE VCT PORTFOLIO
2015	9	$15.11 to	$14.37	$131	0.55%	0.65 % to	0.85%	(7.14) % to	(6.96) %
2014	8	$16.27 to	$15.45	$137	0.64%	0.65 % to	0.85%	13.86 % to	14.11%
2013	8	$14.29 to	$13.54	$120	0.70%	0.65 % to	0.85%	31.58 % to	31.84%
2012	8	$10.82 to	$10.82	$90	0.81%	0.85 % to	0.85%	9.85 % to	9.85%
2011	9	$9.85 to	$9.85	$94	0.75%	0.85 % to	0.85%	(6.62) % to	(6.62) %
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
2015	5	$24.48 to	$19.05	$112	0.00%	0.85 % to	0.85%	0.77 % to	0.77%
2014	5	$24.29 to	$18.90	$115	0.00%	0.85 % to	0.85%	8.49 % to	8.50%
2013	8	$22.39 to	$17.62	$174	0.00%	0.65 % to	0.85%	41.26 % to	41.53%
2012	9	$15.85 to	$15.85	$146	0.00%	0.85 % to	0.85%	6.09 % to	6.09%
2011	10	$14.94 to	$14.94	$146	0.00%	0.85 % to	0.85%	(3.05) % to	(3.05) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
			(a)	(b)					(a)	(b)
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2015	19		$22.13 to	$10.63	$299	0.00%	0.49 % to	0.85%	1.10 % to	1.47%
2014	14		$17.41 to	$22.14	$260	0.00%	0.65 % to	0.85%	6.35 % to	6.60%
2013	9		$16.37 to	$20.77	$157	0.00%	0.65 % to	0.85%	31.91 % to	32.12%
2012	22		$12.41 to	$15.72	$283	0.23%	0.65 % to	0.85%	12.21 % to	12.45%
2011	24		$11.06 to	$13.98	$267	0.16%	0.65 % to	0.85%	(4.66) % to	(4.44) %
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
(Effective date 05/01/2009)
2015	4		$8.53 to	$8.53	$37	0.00%	0.85 % to	0.85%	(29.45) % to	(29.45) %
2014	5		$12.09 to	$12.09	$54	0.00%	0.85 % to	0.85%	(20.51) % to	(20.51) %
2013	5		$15.21 to	$15.36	$75	0.00%	0.65 % to	0.85%	8.88 % to	9.01%
2012	7		$13.97 to	$14.09	$94	0.00%	0.65 % to	0.85%	(3.72) % to	(3.56) %
2011	4		$14.51 to	$14.61	$56	0.00%	0.65 % to	0.85%	(20.06) % to	(19.86) %
PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
(Effective date 04/30/2010)
2015	46		$11.00 to	$11.13	$505	1.08%	0.65 % to	0.85%	(1.49) % to	(1.29) %
2014	20		$11.17 to	$11.28	$222	0.08%	0.65 % to	0.85%	3.43 % to	3.87%
2013	0	*	$10.86 to	$10.86	$3	1.31%	0.65 % to	0.65%	(1.09) % to	(1.09) %
2012	0	*	$11.00 to	$11.00	$3	1.65%	0.65 % to	0.65%	1.20 % to	1.20%
2011	4		$10.84 to	$10.87	$39	0.00%	0.65 % to	0.85%	5.96 % to	6.05%
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/30/2010)
2015	50		$17.88 to	$10.26	$761	1.49%	0.49 % to	0.85%	(3.87) % to	(3.52) %
2014	51		$18.60 to	$18.77	$909	0.78%	0.65 % to	0.85%	11.71 % to	11.93%
2013	12		$16.65 to	$16.77	$199	1.34%	0.65 % to	0.85%	31.31 % to	31.53%
2012	6		$12.75 to	$12.75	$79	2.13%	0.65 % to	0.65%	18.60 % to	18.60%
2011	6		$10.75 to	$10.75	$59	0.00%	0.65 % to	0.65%	1.22 % to	1.22%
PUTNAM VT GLOBAL HEALTH CARE FUND
(Effective date 05/02/2011)
2015	40		$19.75 to	$12.68	$731	0.00%	0.49 % to	0.85%	6.87 % to	7.27%
2014	34		$18.48 to	$18.61	$602	0.19%	0.65 % to	0.85%	26.58 % to	26.77%
2013	14		$14.60 to	$14.68	$210	0.64%	0.65 % to	0.85%	40.52 % to	40.75%
2012	6		$10.43 to	$10.43	$66	1.19%	0.65 % to	0.65%	21.56 % to	21.56%
2011	6		$8.57 to	$8.58	$53	0.00%	0.65 % to	0.85%	(14.30) % to	(14.20) %
PUTNAM VT INVESTORS FUND
(Effective date 05/01/2014)
2015	11		$10.79 to	$10.55	$113	0.81%	0.49 % to	0.65%	(2.59) % to	(2.44) %
2014	5		$11.08 to	$10.81	$52	0.00%	0.65 % to	0.65%	10.80 % to	8.10%
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2015	5		$19.73 to	$20.00	$108	0.35%	0.65 % to	0.85%	(12.72) % to	(12.54) %
2014	9		$22.61 to	$22.86	$193	0.00%	0.65 % to	0.85%	2.08 % to	2.24%
2013	15		$22.15 to	$22.36	$327	0.80%	0.65 % to	0.85%	33.27 % to	33.57%
2012	23		$16.62 to	$16.74	$390	0.03%	0.65 % to	0.85%	11.32 % to	11.53%
2011	25		$14.93 to	$15.01	$369	0.28%	0.65 % to	0.85%	(4.42) % to	(4.21) %
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
2015	36		$24.95 to	$13.71	$684	1.56%	0.65 % to	0.85%	(1.77) % to	(1.57) %
2014	36		$25.40 to	$13.93	$710	1.32%	0.65 % to	0.85%	4.57 % to	4.82%
2013	36		$24.29 to	$13.29	$721	1.71%	0.65 % to	0.85%	22.55 % to	22.71%
2012	39		$19.82 to	$10.83	$645	2.45%	0.65 % to	0.85%	12.49 % to	12.70%
2011	40		$17.62 to	$9.61	$606	1.69%	0.65 % to	0.85%	(1.84) % to	(1.64) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)	(b)
SCHWAB MONEY MARKET PORTFOLIO
2015	462	$12.64 to	$9.92	$5,412	0.01%	0.49 % to	0.85%	(0.83) % to	(0.48) %
2014	643	$12.75 to	$9.97	$7,488	0.01%	0.49 % to	0.85%	(0.78) % to	(0.30) %
2013	450	$12.85 to	$9.77	$5,259	0.01%	0.65 % to	0.85%	(0.85) % to	(0.61) %
2012	642	$12.96 to	$9.83	$7,702	0.01%	0.65 % to	0.85%	(0.84) % to	(0.61) %
2011	641	$13.07 to	$9.89	$8,035	0.01%	0.65 % to	0.85%	(0.83) % to	(0.70) %
SCHWAB S&P 500 INDEX PORTFOLIO
2015	595	$28.08 to	$10.88	$12,722	1.61%	0.49 % to	0.85%	0.31 % to	0.67%
2014	507	$27.99 to	$10.79	$11,667	1.48%	0.65 % to	0.85%	12.45 % to	7.90%
2013	488	$24.89 to	$14.28	$10,459	1.64%	0.65 % to	0.85%	30.93 % to	31.25%
2012	462	$19.01 to	$10.88	$7,801	1.66%	0.65 % to	0.85%	14.73 % to	14.89%
2011	440	$16.57 to	$9.47	$6,569	1.78%	0.65 % to	0.85%	1.04 % to	1.28%
SENTINEL VARIABLE PRODUCTS BOND FUND
(Effective date 05/01/2009)
2015	86	$12.59 to	$9.75	$1,005	3.06%	0.49 % to	0.85%	(2.12) % to	(1.76) %
2014	74	$12.86 to	$13.01	$894	8.16%	0.65 % to	0.85%	3.13 % to	3.34%
2013	7	$12.47 to	$12.59	$88	1.81%	0.65 % to	0.85%	(1.19) % to	(0.94) %
2012	16	$12.62 to	$12.71	$213	2.87%	0.65 % to	0.85%	5.61 % to	5.83%
2011	13	$11.95 to	$12.01	$157	3.51%	0.65 % to	0.85%	6.22 % to	6.38%
SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND
(Effective date 05/01/2009)
2015	6	$23.77 to	$24.09	$141	2.77%	0.65 % to	0.85%	(0.66) % to	(0.46) %
2014	6	$23.93 to	$24.20	$144	1.00%	0.65 % to	0.85%	9.42 % to	9.60%
2013	16	$21.87 to	$22.08	$351	2.11%	0.65 % to	0.85%	30.65 % to	30.88%
2012	13	$16.74 to	$16.87	$208	1.75%	0.65 % to	0.85%	14.11 % to	14.37%
2011	13	$14.67 to	$14.75	$187	1.64%	0.65 % to	0.85%	1.24 % to	1.44%
SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND
(Effective date 05/01/2009)
2015	1	$24.15 to	$24.47	$27	0.00%	0.65 % to	0.85%	(2.17) % to	(1.98) %
2014	1	$24.68 to	$24.97	$36	0.24%	0.65 % to	0.85%	5.74 % to	5.98%
2013	4	$23.34 to	$23.56	$94	0.13%	0.65 % to	0.85%	33.60 % to	33.86%
2012	4	$17.60 to	$17.60	$66	0.45%	0.65 % to	0.65%	10.69 % to	10.69%
2011	4	$15.90 to	$15.90	$64	0.00%	0.65 % to	0.65%	2.38 % to	2.38%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
(Effective date 05/29/2014)
2015	3	$13.76 to	$13.76	$45	0.00%	0.49 % to	0.49%	12.22 % to	12.22%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
(Effective date 05/01/2014)
2015	6	$14.07 to	$13.67	$88	0.00%	0.65 % to	0.85%	11.51 % to	11.75%
2014	6	$12.62 to	$12.23	$80	0.00%	0.65 % to	0.85%	26.20 % to	22.30%
TEMPLETON FOREIGN VIP FUND
(Effective date 04/30/2010)
2015	58	$11.18 to	$8.02	$607	3.20%	0.49 % to	0.85%	(7.28) % to	(6.95) %
2014	39	$12.06 to	$12.17	$474	1.97%	0.65 % to	0.85%	(11.84) % to	(11.68) %
2013	20	$13.68 to	$13.78	$278	2.36%	0.65 % to	0.85%	21.93 % to	22.16%
2012	8	$11.22 to	$11.28	$90	3.10%	0.65 % to	0.85%	17.24 % to	17.50%
2011	7	$9.60 to	$9.60	$64	1.54%	0.65 % to	0.65%	(11.28) % to	(11.28) %
TEMPLETON GLOBAL BOND VIP FUND
(Effective date 05/01/2014)
2015	34	$9.52 to	$9.40	$323	7.81%	0.49 % to	0.85%	(5.12) % to	(4.77) %
2014	27	$10.03 to	$9.86	$267	1.92%	0.65 % to	0.85%	0.30 % to	(1.40) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)	(b)
THIRD AVENUE VALUE PORTFOLIO
2015	8	$9.63 to	$10.34	$93	3.33%	0.65 % to	0.85%	(9.66) % to	(9.48) %
2014	9	$10.66 to	$11.43	$102	3.02%	0.65 % to	0.85%	3.50 % to	3.72%
2013	13	$10.30 to	$11.02	$149	3.48%	0.65 % to	0.85%	17.98 % to	18.24%
2012	23	$8.73 to	$9.32	$208	0.68%	0.65 % to	0.85%	26.16 % to	26.46%
2011	38	$6.92 to	$7.37	$278	1.77%	0.65 % to	0.85%	(21.90) % to	(21.76) %
TOUCHSTONE VST MID CAP GROWTH FUND
(Effective date 05/01/2009)
2015	7	$25.09 to	$25.42	$174	0.00%	0.65 % to	0.85%	1.11 % to	1.31%
2014	7	$24.81 to	$25.09	$169	0.00%	0.65 % to	0.85%	12.16 % to	12.36%
2013	4	$22.12 to	$22.33	$87	0.00%	0.65 % to	0.85%	33.66 % to	33.95%
2012	3	$16.67 to	$16.67	$50	0.00%	0.65 % to	0.65%	19.16 % to	19.16%
UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO
2015	24	$47.04 to	$47.04	$1,157	1.32%	0.85 % to	0.85%	1.31 % to	1.31%
2014	23	$46.43 to	$46.43	$1,086	1.35%	0.85 % to	0.85%	28.61 % to	28.61%
2013	27	$36.10 to	$36.10	$991	1.06%	0.85 % to	0.85%	1.21 % to	1.21%
2012	31	$35.67 to	$35.67	$1,126	0.88%	0.85 % to	0.85%	14.84 % to	14.84%
2011	32	$31.06 to	$31.06	$1,014	0.87%	0.85 % to	0.85%	5.04 % to	5.04%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 05/01/2009)
2015	39	$8.37 to	$4.97	$284	0.03%	0.49 % to	0.85%	(34.19) % to	(33.94) %
2014	27	$12.72 to	$12.86	$343	0.00%	0.65 % to	0.85%	(20.00) % to	(19.88) %
2013	24	$15.90 to	$16.05	$378	0.50%	0.65 % to	0.85%	9.35 % to	9.56%
2012	21	$14.54 to	$14.65	$305	0.66%	0.65 % to	0.85%	2.25 % to	2.45%
2011	18	$14.22 to	$14.30	$255	1.03%	0.65 % to	0.85%	(17.42) % to	(17.25) %
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
(Effective date 05/01/2009)
2015	39	$10.12 to	$8.08	$385	6.39%	0.49 % to	0.85%	(13.82) % to	(13.51) %
2014	38	$11.74 to	$11.87	$452	6.06%	0.65 % to	0.85%	1.29 % to	1.45%
2013	57	$11.59 to	$11.70	$657	2.51%	0.65 % to	0.85%	(9.95) % to	(9.72) %
2012	67	$12.87 to	$12.96	$867	2.10%	0.65 % to	0.85%	4.72 % to	4.85%
2011	63	$12.29 to	$12.36	$776	6.97%	0.65 % to	0.85%	7.15 % to	7.48%
VANGUARD VIF CAPITAL GROWTH PORTFOLIO
(Effective date 05/29/2014)
2015	4	$11.21 to	$11.25	$44	0.00%	0.49 % to	0.69%	1.92 % to	2.12%
VANGUARD VIF MID-CAP INDEX PORTFOLIO
(Effective date 05/29/2014)
2015	3	$10.58 to	$10.62	$36	0.89%	0.49 % to	0.69%	(2.11) % to	(1.92) %
2014	3	$10.81 to	$10.81	$28	0.00%	0.69 % to	0.69%	8.10 % to	8.10%
VANGUARD VIF REIT INDEX PORTFOLIO
(Effective date 05/29/2014)
2015	1	$11.37 to	$11.41	$7	0.00%	0.49 % to	0.69%	1.52 % to	1.72%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
(Effective date 05/29/2014)
2015	4	$10.44 to	$10.47	$39	0.31%	0.49 % to	0.69%	(3.42) % to	(3.23) %
2014	3	$10.80 to	$10.80	$28	0.00%	0.69 % to	0.69%	8.10 % to	8.10%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31				For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value		Net Assets (000s)	Investment Income Ratio	Expense Ratio lowest to highest		Total Return
		(a)	(b)					(a)	(b)
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
(Effective date 05/01/2008)
2015	2	$18.15 to	$18.43	$37	0.00%	0.65 % to	0.85%	(2.30) % to	(2.10) %
2014	3	$18.58 to	$18.83	$48	0.00%	0.65 % to	0.85%	(0.48) % to	(0.26) %
2013	3	$18.67 to	$18.88	$50	0.00%	0.65 % to	0.85%	42.63 % to	42.92%
2012	3	$13.09 to	$13.21	$44	0.00%	0.65 % to	0.85%	16.67 % to	16.90%
2011	3	$11.22 to	$11.30	$34	0.00%	0.65 % to	0.85%	(0.36) % to	(0.18) %
WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND
(Effective date 05/01/2014)
2015	3	$10.88 to	$10.88	$28	0.00%	0.85 % to	0.85%	0.49 % to	0.49%
2014	1	$10.82 to	$10.84	$16	0.00%	0.65 % to	0.85%	8.20 % to	8.40%
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND
2015	5	$17.19 to	$15.90	$101	0.12%	0.65 % to	0.85%	(3.91) % to	(3.71) %
2014	5	$17.89 to	$16.52	$109	0.06%	0.65 % to	0.85%	9.49 % to	9.77%
2013	6	$16.34 to	$15.05	$112	0.19%	0.65 % to	0.85%	29.58 % to	29.74%
2012	10	$12.61 to	$11.60	$136	0.08%	0.65 % to	0.85%	14.53 % to	14.85%
2011	17	$11.01 to	$10.10	$201	0.14%	0.65 % to	0.85%	(6.30) % to	(6.13) %
WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND
2015	6	$16.60 to	$16.60	$103	0.26%	0.85 % to	0.85%	(11.39) % to	(11.39) %
2014	9	$18.74 to	$18.74	$170	0.37%	0.85 % to	0.85%	3.59 % to	3.59%
2013	12	$18.09 to	$18.09	$217	0.70%	0.85 % to	0.85%	13.77 % to	13.77%
2012	12	$15.90 to	$15.90	$197	0.85%	0.85 % to	0.85%	13.01 % to	13.01%
2011	13	$14.07 to	$14.07	$177	0.67%	0.85 % to	0.85%	(8.04) % to	(8.04) %

* The Investment Division has units that round to less than 1,000 units.
(a) The amounts in these columns are associated with the highest Expense Ratio.
(b) The amounts in these columns are associated with the lowest Expense Ratio.	(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of

Variable Annuity-1 Series Account

and the Board of Directors of

Great-West Life & Annuity Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (the “Series Account”) as listed in Appendix A as of December 31, 2015, and the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 4 for the periods presented. These financial statements and financial highlights are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the mutual fund companies; where replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York as listed in Appendix A as of December 31, 2015, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

April 8, 2016

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE

& ANNUITY INSURANCE COMPANY OF NEW YORK

APPENDIX A

ALGER LARGE CAP GROWTH PORTFOLIO

ALGER MID CAP GROWTH PORTFOLIO

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO

ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO

ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO

AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

BLACKROCK GLOBAL ALLOCATION VI FUND

COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND II

COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND

COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND

DELAWARE VIP EMERGING MARKETS SERIES

DELAWARE VIP SMALL CAP VALUE SERIES

DELAWARE VIP SMID CAP GROWTH SERIES

DEUTSCHE CAPITAL GROWTH VIP

DEUTSCHE CORE EQUITY VIP

DEUTSCHE LARGE CAP VALUE VIP

DEUTSCHE SMALL CAP INDEX VIP

DEUTSCHE SMALL MID CAP GROWTH VIP

DEUTSCHE SMALL MID CAP VALUE VIP

DFA VA US TARGETED VALUE PORTFOLIO

DREYFUS IP MIDCAP STOCK PORTFOLIO

DREYFUS VIF APPRECIATION PORTFOLIO

DREYFUS VIF GROWTH AND INCOME PORTFOLIO

FEDERATED FUND FOR US GOVERNMENT SECURITIES II

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE

& ANNUITY INSURANCE COMPANY OF NEW YORK

APPENDIX A (Continued)

FEDERATED MANAGED TAIL RISK FUND II

FEDERATED MANAGED VOLATILITY FUND II

FRANKLIN SMALL CAP VALUE VIP FUND

GREAT-WEST SECUREFOUNDATION BALANCED FUND

INVESCO V.I. COMSTOCK FUND

INVESCO V.I. CORE EQUITY FUND

INVESCO V.I. GROWTH & INCOME FUND

INVESCO V.I. HIGH YIELD FUND

INVESCO V.I. INTERNATIONAL GROWTH FUND

INVESCO V.I. MID CAP CORE EQUITY FUND

INVESCO V.I. SMALL CAP EQUITY FUND

INVESCO V.I. TECHNOLOGY FUND

IVY FUNDS VIP INTERNATIONAL CORE EQUITY

JANUS ASPEN BALANCED PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN BALANCED PORTFOLIO SERVICE SHARES

JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN FLEXIBLE BOND PORTFOLIO SERVICE SHARES

JANUS ASPEN GLOBAL RESEARCH PORTFOLIO

JANUS ASPEN GLOBAL TECHNOLOGY PORTFOLIO

JANUS ASPEN JANUS PORTFOLIO

JANUS ASPEN OVERSEAS PORTFOLIO INSTITUTIONAL SHARES

JANUS ASPEN OVERSEAS PORTFOLIO SERVICE SHARES

JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO

JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

LVIP BARON GROWTH OPPORTUNITIES FUND

MFS INTERNATIONAL VALUE PORTFOLIO

MFS UTILITIES SERIES

NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO

NVIT MID CAP INDEX FUND

OPPENHEIMER GLOBAL FUND

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE

& ANNUITY INSURANCE COMPANY OF NEW YORK

APPENDIX A (Continued)

OPPENHEIMER MAIN STREET SMALL CAP FUND

OPPENHIEMER INTERNATIONAL GROWTH FUND

PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO

PIMCO VIT HIGH YIELD PORTFOLIO

PIMCO VIT LOW DURATION PORTFOLIO

PIMCO VIT REAL RETURN PORTFOLIO

PIMCO VIT TOTAL RETURN PORTFOLIO

PIONEER EMERGING MARKETS VCT PORTFOLIO

PIONEER FUND VCT PORTFOLIO

PIONEER MID CAP VALUE VCT PORTFOLIO

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO

PRUDENTIAL SERIES FUND EQUITY PORTFOLIO

PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND

PUTNAM VT EQUITY INCOME FUND

PUTNAM VT GLOBAL HEALTH CARE FUND

PUTNAM VT INVESTORS FUND

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

SCHWAB MONEY MARKET PORTFOLIO

SCHWAB S&P 500 INDEX PORTFOLIO

SENTINEL VARIABLE PRODUCTS BOND FUND

SENTINEL VARIABLE PRODUCTS COMMON STOCK FUND

SENTINEL VARIABLE PRODUCTS SMALL COMPANY FUND

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II

TEMPLETON FOREIGN VIP FUND

TEMPLETON GLOBAL BOND VIP FUND

THIRD AVENUE VALUE PORTFOLIO

TOUCHSTONE VST MID CAP GROWTH FUND

UNIVERSAL INSTITUTIONAL FUNDS U.S. REAL ESTATE PORTFOLIO

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE

& ANNUITY INSURANCE COMPANY OF NEW YORK

APPENDIX A (Continued)

VAN ECK VIP GLOBAL HARD ASSETS FUND

VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

VANGUARD VIF CAPITAL GROWTH PORTFOLIO

VANGUARD VIF MID-CAP INDEX PORTFOLIO

VANGUARD VIF REIT INDEX PORTFOLIO

VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

 (a)   Financial Statements

The balance sheets of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”) and subsidiaries as of December 31, 2015 and 2014, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2015, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A NY (the “Series Account”) as of December 31, 2015, and the related statements of operations, and changes in net assets and the financial highlights for each of the periods presented, are filed herewith.

 (b)   Exhibits

(1)	Certified copy of resolution of Board of Directors of GWL&A NY establishing Registrant is incorporated by reference to initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).
(2)	Not applicable.
(3)	(a) Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).
(b) Selling Agreement between Depositor and GWFS Equities, Inc. and Charles Schwab & Company, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed on April 20, 2015 (File No. 333-194044).
(4)(a)	Form of variable annuity contract is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed February 20, 2014 (File No. 333-194044).
(4)(b)	Form of Rider is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed February 20, 2014 (File No. 333-194044).
(4)(c)	Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed February 20, 2014 (File No. 333-194044).
(4)(d)	Form of Roth Individual Retirement Endorsement is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed February 20, 2014 (File No. 333-194044).
(4)(e)	Form of Contract Amendment SCH-AMDNY is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194044).
(5)(a)	Form of application is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed February 20, 2014 (File No. 333-194044).
(6)(a)	The Charter of Depositor is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed on April 20, 2015 (File No. 333-194044).
(6)(b)	The By-Laws of Depositor is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed on April 20, 2015 (File No. 333-194044).
(7)	Not applicable.
(8)(a)	Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)(b)	Participation Agreement with Alger American Fund is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Alger American Fund is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(8)(c)	Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005
(File No. 333-25289); amendment to Participation Agreement with AllianceBernstein Variable Products
Series Fund, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration
Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)(d)	Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).
(8)(e)	Participation Agreement with Blackrock Variable Series Funds, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194044).
(8)(f)	Participation Agreement with Delaware VIP Trust is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(8)(g)	Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Pre-Effective Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).
(8)(h)	Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment Fund) is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); form of amendment to Participation Agreement is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with DWS Variable Series II is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)(i)	Participation Agreement with Federated Insurance Series is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).
(8)(j)	Participation Agreement with Franklin Templeton Variable Insurance Products Trust is incorporated by reference to amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendments to Participation Agreement with Franklin Templeton Variable Insurance Products Trust are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)(k)	Participation Agreement with Great-West Funds, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194044).
(8)(l)	Participation Agreement with Janus Aspen Series (Institutional Class Shares) is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Janus Aspen

Series is incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009
(File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable
Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4
filed on December 21, 2011 (File No. 333-177070).
(8)(m)	Participation Agreement with Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed on April 20, 2015 (File No. 333-194044).
(8)(n)	Participation Agreement with Baron Capital Fund Trust (now known as Lincoln Variable Insurance Products Trust) (with respect to Capital Asset Fund) is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289). Participation Agreement with Lincoln Variable Insurance Products Trust is incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).
(8)(o)	Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with Nationwide Variable Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)(p)	Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); amendment to Participation Agreement with Neuberger Berman Adviser Management Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)(q)	Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).
(8)(r)	Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(8)(s)	Participation Agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289) amendment to Participation Agreement with Pioneer Variable Contracts Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)(t)	Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)(u)	Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)(v)	Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); form of amendment to Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)(w)	Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820); amendment to Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)(x)	Participation Agreement with Wells Fargo Variable Trust is incorporated by reference to initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
(8)(y)	Participation Agreement with MFS Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on May 27, 2008 (File No. 811-03972). Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).
(8)(z)	Participation Agreement with Prudential Series Fund is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).
(8)(aa)	Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).
(8)(bb)	Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549); Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).
(8)(cc)	Participation Agreement with JPMorgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).
(8)(dd)	Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549). Amendment to Participation Agreement with PIMCO is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 19, 2011 (File No. 333-176926).
(8)(ee)	Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).
(8)(ff)	Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).
(8)(gg)	Form of SEC Rule 22c-2 Shareholder Information Amendment is incorporated by reference to initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
(8)(gg)	Form of Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 30, 2011 (File No. 333-176926).
(9)	Opinion of counsel and consent is incorporated by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194044).
(10)(a)	Written Consent of Carlton Fields Jorden Burt, P.A. is filed herewith.
(10)(b)	Written Consents of Deloitte & Touche LLP are filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.

(13)	Powers of Attorney for Directors Alazraki, Bernbach, A. Desmarais, P. Desmarais, Jr., Katz, Orr, Selitto, and Walsh are filed herewith.

Item 25. Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

R.J. Orr	(4)	Chairman of the Board

A.S. Bolotin	(2)	President and Chief Executive Officer

M.D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director

J.L. Bernbach	32 East 57th Street, 10th Floor New York, New York 10022	Director

A.R. Desmarais	(4)	Director

P.G. Desmarais, Jr.	(4)	Director

S.Z. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director

T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director

J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director

B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director

E.F. Murphy	(2)	President, Empower Retirement

D.L. Musto	(2)	Executive Vice President, Empower Retirement

R.K. Shaw	(2)	President, Individual Markets

B.A. Byrne	(3)	Deputy General Counsel and Chief Compliance Officer

E.P. Friesen	(2)	Chief Investment Officer, General Account

K.S. Roe	(2)	Principal Accounting Officer

W.S. Harmon	(2)	Senior Vice President, 401(k) Standard Markets

R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets

D.G. McLeod	(2)	Senior Vice President, Product Management

B.P. Neese	(2)	Senior Vice President, Government Markets

R.G. Schultz	(3)	General Counsel and Chief Legal Officer

Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/15

The Registrant is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2015

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.19%% - Power Corporation of Canada

The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2015 414,366,313 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 902,914,033.

Pansolo Holding Inc. owns directly 48,363,392 SVS and 48,603,392 PPS, entitling Pansolo Holding Inc. directly to an aggregate percentage of voting rights of 534,397,312 or 59.19% of the total voting rights attached to the shares of PCC.

II. OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A. Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
67.405% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. Inc.
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (40% owned by Great-West Life & Annuity Insurance Capital, LP II)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC II (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
50.0% - Westkin Properties Ltd.
55.06% - Great-West Funds, Inc.
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Singer Collateral Trust V
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Securities, LLC

B. Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
67.405% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. Inc.
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
95.23% - Putnam Investments, LLC (4% owned by Putnam senior management)
100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam Holdings, LLC
100.0% - Putnam U.S. Holdings I, LLC
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company (NH)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam Retail Management Limited Partnership)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.0% - PanAgora Asset Management, Inc. (17% owned by Nippon Life Insurance Company, 3% non voting by management)
100.0% - Putnam GP Inc.

1.0% - TH Lee Putnam Equity Managers LP (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investment Holdings, LLC
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings LLC
100.0% - Putnam Investments Canada ULC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited

C. The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
67.405% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
1.0% - Great-West Life & Annuity Insurance Capital, LP II (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
1.0% - Great-West Lifeco Finance (Delaware) LP II (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance (Delaware) LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.

100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (70.0% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc. (0.0001% interest in NF Real Estate Limited Partnership)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd. (acquired Dec 22, 2015)
100.0% - 801611 Ontario Limited
100.0% - 118050 Canada Inc.
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
100.0% - 647679 B.C. Ltd.
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust

70.0% - RMA Investment Company (Formerly TGS Investment Company) (30.0% owned by London Life Insurance Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
40% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
40% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP (30.0% owned by London Life Insurance Company)
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
40.0% - PVS Preferred Vision Services Inc.
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - TMI Systems, Inc.
49.0% - Plan Direct Insurance Services Inc. (51% owned by the Great-West Life Assurance Company)
51.0% - Plan Direct Insurance Services Inc. (49.0% owned by TMI Systems, Inc.)
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 9542647 Canada Ltd. (Incorporated Dec 8, 2015)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Investment Company (Formerly TGS Investment Company) (70% owned by The Great-West Life Assurance Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)

100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
100.0% - 1218023 Alberta Ltd.
40% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
40% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP (70% owned by The Great-West Life Assurance Company)
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
100.0% - 177545 Canada Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
10.6% - London Reinsurance Group Inc. (89.4% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)

75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - The Canada Life Group (U.K.) Limited
100.0% - Canada Life International Assurance (Ireland) DAC (formerly Legal and General International Ireland Limited- changed named July 29, 2015)
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life & General Reinsurance Company Limited
100.0% - Canada Life International Re: Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - Canada Life International Assurance Limited
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Ltd.
7.0% - Irish Association of Investment Managers
100.0% - Setanta Asset Management Limited
- Setanta Asset Management Funds Public Limited Company (interest only)
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life Limited
100.0% - Canada Life (Ireland) Limited
11.29% - Irish Life Assurance p.l.c. (88.71% owned by Irish Life Group Limited)
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.

100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A SA
100.0% - Office Park De Mont-St-Guibert B SA
100.0% - Office Park De Mont-St-Guibert C SA
100.0% - Ilot St Michel Lux S.A.R.L.
100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd. (sold August 12, 2015)
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
11.0% - Richview Office Park Management Company Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
49.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (ACQUIRED Dec 11, 2015)
100.0% - Vestone Ltd.

100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Brokers Ltd.
100.0% - Cornmarket Insurance Services Limited
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Savings & Investments Ltd.
100.0% - Gregan McGuiness (Life & Pensions) Ltd.
100.0% - Irish Life Associate Holdings
100.0% - Irish Life Irish Holdings
30.0% - Allianz-Irish Life Holdings plc.
100.0% - Allianz p.l.c.
100.0% - Allianz Northern Ireland Ltd.
88.71% - Irish Life Assurance plc. (11.29% owned by Canada Life (Ireland) Limited
100.0% - Ballsbridge Property Investments Ltd.
100.0% - Cathair Ce Ltd.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Unit Fund Managers Ltd.
100.0% - Keko Park Ltd.
100.0% - Stephen Court Ltd.
100.0% - Tredwell Associates Ltd.
100.0% - Irish Life Trustee Services Limited
100.0% - Kohlenberg & Ruppert Premium Properties S.A.
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Ilot St Michel Lux S.A.R.L.
100.0% - Ilot St Michel FH S.P.R.L.
100.0% - Ilot St Michel LLH S.P.R.L.
100.0% - Etak SAS
100.0% - Mili SAS
100.0% - Sarip SCI
66.66% - City Gate Park Administration Limited
98.0% - Westlink Industrial Estate Management Company Ltd.
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
50.0% - Ashtown Management Company Ltd.
25.0% - Fulwood Park Management Company (No. 2) Ltd. (sold August 11, 2015)
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
11.0% - Richview Office Park Management Company Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - Canada Life Group Holdings Limited

100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - The Canada Life Insurance Company of Canada
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
100.0% - Adason Properties Limited
100.0% - Adason Realty Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust

D. IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
60.433% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0965311 B.C. Ltd.
100.0% - 0992480 B.C. Ltd.
100.0% - I.G. (Rockies) Corp.
100.0% - I.G. Investment Corp.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie Investments PTE. Ltd.
100.0% - Mackenzie Global Macro Asian Credit Fund Ltd.
100% - Mackenzie Global Macro Asian Credit Master Fund, Ltd.
100.0% - Mackenzie U.S. Fund Management Inc.
96.93% - Investment Planning Counsel Inc. (and 3.07% owned by Management of IPC)
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
88.62% - IPC Portfolio Services Inc. (and 11.38% owned by advisors of IPC Investment Corporation and IPC Securities Corporation)
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation

E. Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.594% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
52.0% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
6.9% - Pernod Ricard (7.5% in capital)
16.6% - Umicore
7.6% - Ontex
0.4% - LTI One
0.1% - Sagerpar
100.0% - Belgian Securities B.V.
Capital
69.8% - Imerys (53.9% in capital)
100.0% - Brussels Securities
Capital
99.6% - LTI One
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC
0.1% - Groupe Bruxelles Lambert
99.9% - Sagerpar
3.5% - Groupe Bruxelles Lambert
100.0% - GBL Overseas Finance N.V. (in liquidation)
10.0% - GBL Participations SA
10.0% - GBL Finance S.á.r.l.
100.0% - COFINERGY
Capital
100.0% - GBL Energy S.á.r.l.
Capital
2.2% - Total SA (2.4% in capital)
100.0% - GBL Verwaltung GmbH (in liquidation)
100.0% - GBL Finance & Treasury
90.0% - GBL Participations SA
90.0% - GBL Finance S.á.r.l.

100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R
100.0% - Sienna Capital S.á.r.l
Capital
10.9% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
50.3% - Sagard 3 Millésime 1 FPCI

29.6% - Kartesia Credit Opportunities I SCA, SICAV-SIF
40.0% - Kartesia GP SA
43.0% - ECP1
100.0% - ECP3
15.1% - Mérieux Participations I
37.7% - Mérieux Participations II
100.0% - PrimeStone Parallel Vehicle SCS
1.7% - BDT
100.0% - Serena S.á.r.l
Capital
15.0% - SGS
9.4% - LafargeHolcim
2.3% - Engie
42.4% - ECP 2
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG

F. Square Victoria Communications Group Inc. Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltée
100.0% - La Presse, ltée
100.0% - Nuglif inc.
100.0% - Cyberpresse Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties inc.
100.0% - Les Éditions Gesca Ltée
100.0% - Les Éditions La Presse Ltée
2.72% - Acquisio Inc.
50.0% - Workopolis

25.0% - Olive Média
100.0% - Square Victoria C.P. Holding Inc.
33.3% - Canadian Press Enterprises Inc.
100.0% - Pagemasters North America Inc.

G. Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
100.0% - Power Pacific Mauritius Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
10.0% - China Asset Management Limited

H. Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Power Tek, LLC
100.0% - 3540529 Canada Inc.
18.75% - Société Immobiliére HMM
1.21% - Quinstreet Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
22.12% - Bellus Health Inc.
25.0% - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
62.90% - Potentia Solar Inc.
100.0% - Power Renewable Energy Corporation
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
47.15% - Eagle Creek Renewable Energy, LLC
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International

100.0% - 3249531 Canada Inc.
100.0% - Sagard Capital Partners GP, Inc.
99.25% - Sagard Capital Partners, L.P.
97.3% - IntegraMed America, Inc.
100.0% - Power Corporation of Canada Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.

I. Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - 8677964 Canada Inc.
100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
33.2% - WealthSimple Financial Corp.
100% - Wealthsimple Inc.
100% - Canadian ShareOwner Investments Inc.
100% - CSA Computing Inc.

Item 27. Number of Contract owners

As of February 29, 2016, there were 68 owners of Contracts; 49 were non-qualified Contracts, and 19 were qualified Contracts.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions exist under the laws of the State of New York and the Bylaws of GWL&A NY whereby GWL&A NY may indemnify a director, officer, or controlling person of GWL&A NY against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

New York Corporate Code

Section 721.	Nonexclusivity of statutory provisions for indemnification of directors and officers

The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Section 722.	Authorization for indemnification of directors and officers

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c) A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys’ fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person’s duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Section 723.	Payment of indemnification other than by court award

(a) A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.

(b) Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:

(1) By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,

(2) If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs; (A) By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or (B) By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.

(c) Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.

Section 724.	Indemnification of directors and officers by a court

(a) Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefore may be made, in every case, either:

(1) In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or

(2) To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.

(b) The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c) Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys’ fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.

Section 725.	Other provisions affecting indemnification of directors and officers

(a) All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.

(b) No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:

(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;

(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or

(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.

(c) If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

(d) If any action with respect to indemnification of directors and officers is taken by way of amendment of the by-laws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.

(e) Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.

(f) The provisions of this article relating to indemnification of directors and officers and insurance therefore shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).

Section 726.	Insurance for indemnification of directors and officers

(a) Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:

(1) To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

(2) To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and

(3) To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of insurance, for a retention amount and for co-insurance.

(b) No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:

(1) if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or

(2) in relation to any risk the insurance of which is prohibited under the insurance law of this state.

(c) Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.

(d) The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.

(e) This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.

Bylaws of GWL&A NY

ARTICLE II, SECTION 11. Indemnification of Directors. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Insurance pursuant to Section 1216 of the New York Insurance Law.

Item 29. Principal Underwriter

(a) GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. In addition to the Registrant, GWFS also serves as distributor or principal underwriter for Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.), an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York (GWL&A NY), Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.

(b) Directors and Officers of GWFS:

Name	Principal Business Address	Position and Office with Underwriter

E.F. Murphy	(1)	Chairman, President, and Chief Executive Officer

R.K. Shaw	(1)	Director and Executive Vice President

D.L. Musto	(1)	Director and Executive Vice President

S.E. Jenks	(1)	Director and Executive Vice President

C.E. Waddell	(1)	Director and Senior Vice President

W.S. Harmon	(1)	Senior Vice President

M.R. Edwards	(1)	Senior Vice President

R.J. Laeyendecker	(1)	Senior Vice President

B.A. Byrne	(1)	Senior Vice President, Legal & Chief Compliance Officer

S.A. Bendrick	(1)	Vice President

B.P. Neese	(1)	Senior Vice President

S.M. Gile	(1)	Vice President

M.C. Maiers	(1)	Vice President and Treasurer

T.L. Luiz	(1)	Compliance Officer

(c) Commissions and other compensation received by Principal Underwriter during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	Great-West Life & Annuity Insurance Company of New York represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Great-West Life & Annuity Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado on this 13th day of April, 2016.

VARIABLE ANNUITY-1 SERIES ACCOUNT
(Registrant)

By:	/s/ Andra S. Bolotin
Andra S. Bolotin
President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	/s/ Andra S. Bolotin
Andra S. Bolotin
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ R. Jeffrey Orr	Chairman of the Board	April 13, 2016
R. Jeffrey Orr*

/s/ Andra S. Bolotin	President and Chief Executive Officer	April 13, 2016
Andra S. Bolotin

/s/ Kara S. Roe	Principal Accounting Officer	April 13, 2016
Kara S. Roe

/s/ Marcia D. Alazraki	Director	April 13, 2016
Marcia D. Alazraki*

/s/ John L. Bernbach		April 13, 2016
John L. Bernbach*	Director

/s/ André Desmarais		April 13, 2016
André Desmarais*	Director

/s/ Paul Desmarais, Jr.	Director	April 13, 2016
Paul Desmarais, Jr.*

/s/ Stuart Z. Katz	Director	April 13, 2016
Stuart Z. Katz*

T. Timothy Ryan, Jr.	Director

/s/ Jerome J. Selitto	Director	April 13, 2016
Jerome J. Selitto*

/s/ Brian E. Walsh	Director	April 13, 2016
Brian E. Walsh*

*By: /s/ Ryan L. Logsdon		April 13, 2016
Ryan L. Logsdon
Attorney-in-Fact pursuant to Power of Attorney